Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
November 30, 2024
STX-NPRT3-0125
1.9892984.105
Common Stocks - 99.9%
	Shares	Value ($)
ARGENTINA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arcadium Lithium PLC	1,395,021	7,323,860
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	10,959	110,576
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SPI Energy Co Ltd (b)	29,816	8,766
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	13,677	29,269
TOTAL INFORMATION TECHNOLOGY		38,035

TOTAL AUSTRALIA		148,611
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	136,173	2,585,925
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A	133,496	1,886,298
Liberty Global Ltd Class C	293,050	4,284,391

TOTAL BELGIUM		6,170,689
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	67,663	19,361,767
CANADA - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (c)	44,880	324,482
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	121,264	939,796
Personal Care Products - 0.0%
Flora Growth Corp (b)	14,595	25,395
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	26,119	230,631
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	1,547	10,148
TuHURA Biosciences Inc rights (b)(d)	54,121	1
		10,149
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)	18,639	38,769
TOTAL HEALTH CARE		48,918

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (c)	238,971	23,361,806
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)	190,296	574,694
Hut 8 Corp (United States) (b)	103,915	2,911,698
		3,486,392
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)(c)	30,870	45,687
Metals & Mining - 0.0%
McEwen Mining Inc (b)	55,895	467,282
US Goldmining Inc (b)	3,009	36,650
		503,932
TOTAL MATERIALS		549,619

TOTAL CANADA		28,967,039
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (b)(c)	211,965	1,108,577
NXP Semiconductors NV	330,425	75,789,583
		76,898,160
Software - 0.0%
Nukkleus Inc (b)(c)	889	1,591
TOTAL CHINA		76,899,751
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)(c)	2,808	3,959
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)	1,033	5,774
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	75,547	1,391,576
Paper & Forest Products - 0.0%
Mercer International Inc	57,403	354,176
TOTAL GERMANY		1,745,752
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	611,431	2,409,038
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	7,096	21,998
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	35,008	864,698
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	10,570	57,500
TOTAL HONG KONG		922,198
IRELAND - 0.5%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	49,568	803,498
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)	3,048	3,261
TOTAL HEALTH CARE		806,759

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	20,134	1,616,760
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	812,493	294,423,089
TOTAL IRELAND		296,846,608
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Innovid Corp Class A (b)	146,568	445,567
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	129,088	2,330,038
Health Care - 0.0%
Biotechnology - 0.0%
Notable Labs Ltd (b)(c)	1,766	33
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	4,853	1,178
TOTAL HEALTH CARE		1,211

TOTAL ISRAEL		2,776,816
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	201,678	4,382,463
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc (c)	8,285	28,252
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	20,017	245,809
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	18,461	235,931
TOTAL KOREA (SOUTH)		481,740
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	58,649	350,135
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	21,830	320,028
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	63,881	444,612
Liberty Latin America Ltd Class C (b)	143,251	989,864
		1,434,476
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	211,547	4,374,792
Ofg Bancorp	60,461	2,746,138
Popular Inc	93,749	9,314,901
		16,435,831
Financial Services - 0.0%
EVERTEC Inc	82,844	2,982,384
TOTAL FINANCIALS		19,418,215

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (c)	1,931	36,168
TOTAL PUERTO RICO		20,888,859
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	29,707	448,279
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	125,048	80,481
Scilex Holding Co (b)(n)	82,478	42,466
		122,947
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	70,733	3,424,892
TOTAL SINGAPORE		3,996,118
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	94,849	9,401,433
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	126,546	1,951,339
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	5,851	17,553
TOTAL SWEDEN		11,370,325
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (b)	160,962	1,364,957
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	110,427	5,650,550
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	394,251	59,579,211
TOTAL SWITZERLAND		66,594,718
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	46,888	10,998,987
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	230,301	63,636,772
Soho House & Co Inc Class A (b)(c)	47,000	235,000
		63,871,772
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	555,459	17,424,749
Financials - 0.0%
Financial Services - 0.0%
Damon Inc	7	6
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,555	0
F-star Therapeutics Inc rights (b)(d)	1,555	0
Zura Bio Ltd Class A (b)	47,114	143,698
		143,698
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	6,599	6,203
TOTAL HEALTH CARE		149,901

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	53,845	32
Machinery - 0.0%
Luxfer Holdings PLC	35,835	514,591
TOTAL INDUSTRIALS		514,623

TOTAL UNITED KINGDOM		81,961,051
UNITED STATES - 99.1%
Communication Services - 8.2%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	24,283	842,620
AST SpaceMobile Inc Class A (b)(c)	180,808	4,305,038
AT&T Inc	9,300,834	215,407,315
Atn International Inc	13,148	260,067
Bandwidth Inc Class A (b)	32,919	692,287
Cogent Communications Holdings Inc	54,729	4,498,177
Consolidated Communications Holdings Inc (b)	95,279	444,953
Frontier Communications Parent Inc (b)	286,768	9,982,394
GCI Liberty Inc Class A (b)(d)(m)	87,181	1
Globalstar Inc (b)	986,129	1,922,952
IDT Corp Class B	26,847	1,386,379
Iridium Communications Inc	153,658	4,566,716
Lumen Technologies Inc (b)	1,318,948	9,681,078
NextPlat Corp (b)	12,682	10,052
Shenandoah Telecommunications Co	59,479	792,855
Verizon Communications Inc	5,460,254	242,107,662
		496,900,546
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (b)(c)	468,907	2,321,090
Atlanta Braves Holdings Inc Class A (b)	23,542	990,883
Atlanta Braves Holdings Inc Class C (b)	38,461	1,551,901
Cinemark Holdings Inc (b)	138,614	4,784,955
Cineverse Corp (b)(c)	17,626	66,979
CuriosityStream Inc Class A	38,445	70,354
Dolphin Entertainment Inc (b)	11,436	13,037
Electronic Arts Inc	311,867	51,043,272
Endeavor Group Holdings Inc Class A (c)	246,653	7,490,852
Eventbrite Inc Class A (b)	97,764	344,129
Gaia Inc Class A (b)	21,383	131,078
Gaxos.ai Inc (b)(c)	1,526	1,952
Golden Matrix Group Inc (b)(c)	34,783	80,697
Kartoon Studios Inc (b)	51,570	34,686
Liberty Media Corp-Liberty Formula One Class A (b)	48,915	3,957,223
Liberty Media Corp-Liberty Formula One Class C (b)	269,752	23,835,287
Liberty Media Corp-Liberty Live Class A (b)	20,502	1,469,788
Liberty Media Corp-Liberty Live Class C (b)	65,103	4,753,821
Lions Gate Entertainment Corp Class A (b)(c)	104,237	858,913
Lions Gate Entertainment Corp Class B (b)	127,118	936,860
Live Nation Entertainment Inc (b)	203,104	28,079,128
LiveOne Inc (b)	116,352	116,352
Madison Square Garden Entertainment Corp Class A (b)	53,492	1,978,669
Madison Square Garden Sports Corp Class A (b)	21,628	4,973,359
Marcus Corp/The	32,903	744,924
Mega Matrix Inc	44,091	79,364
Motorsport Games Inc Class A (b)	3,538	4,740
Moving Image Technologies Inc (b)	7,345	4,858
Netflix Inc (b)	556,664	493,655,202
Playstudios Inc Class A (b)	140,612	269,975
Playtika Holding Corp	67,874	571,499
PodcastOne Inc (b)	9,466	20,636
Reading International Inc Class A (b)	19,566	28,958
Reading International Inc Class B (b)	858	5,620
Reservoir Media Inc (b)	45,620	430,653
ROBLOX Corp Class A (b)	683,137	34,245,658
Roku Inc Class A (b)	165,217	11,404,930
Skillz Inc Class A (b)(c)	15,636	89,125
Snail Inc Class A (b)	2,798	2,573
Sphere Entertainment Co Class A (b)	34,720	1,428,728
Take-Two Interactive Software Inc (b)	211,428	39,828,807
TKO Group Holdings Inc Class A (b)	86,201	11,892,290
TruGolf Holdings Inc Class A (b)(c)	4,772	2,714
Vivid Seats Inc Class A (b)(c)	121,855	436,241
Walt Disney Co/The	2,352,382	276,334,314
Warner Bros Discovery Inc (b)	2,894,047	30,329,613
Warner Music Group Corp Class A (c)	183,578	5,969,957
		1,047,666,644
Interactive Media & Services - 5.3%
Alphabet Inc Class A	7,600,199	1,284,053,622
Alphabet Inc Class C	6,229,426	1,062,054,839
Angi Inc Class A (b)	89,319	166,133
Arena Group Holdings Inc/The (b)	11,023	16,535
Bumble Inc Class A (b)	123,193	1,070,547
BuzzFeed Inc Class A (b)	25,259	112,403
Cargurus Inc Class A (b)	113,325	4,285,952
Cars.com Inc (b)	78,798	1,565,716
DHI Group Inc (b)	48,200	85,796
EverQuote Inc Class A (b)	34,369	659,541
fuboTV Inc (b)	428,607	690,057
Getty Images Holdings Inc Class A (b)(c)	64,112	187,207
Giftify Inc (b)	20,332	30,295
HWH International Inc Class A (b)	2,558	2,507
IAC Inc Class A (b)	91,601	4,335,475
IZEA Worldwide Inc (b)	16,450	47,047
Match Group Inc (b)	334,452	10,949,958
MediaAlpha Inc Class A (b)	41,829	528,300
Meta Platforms Inc Class A	2,833,780	1,627,496,530
Nextdoor Holdings Inc Class A (b)	227,369	552,507
Onfolio Holdings Inc (b)	2,887	3,897
Outbrain Inc (b)	44,378	240,973
Paltalk Inc (b)(c)	8,477	16,700
Pinterest Inc Class A (b)	782,935	23,738,589
PSQ Holdings Inc Class A (b)(c)	25,628	52,281
QuinStreet Inc (b)	71,772	1,634,966
Reddit Inc Class A	104,699	14,730,102
Rumble Inc Class A (b)(c)	107,349	762,178
Shutterstock Inc (c)	31,828	1,008,311
Snap Inc Class A (b)	1,367,125	16,145,746
Society Pass Inc (b)(c)	3,630	3,539
Super League Enterprise Inc (b)	8,655	4,847
System1 Inc Class A (b)	25,519	26,795
Travelzoo (b)	9,518	189,979
TripAdvisor Inc Class A (b)	142,136	2,036,809
TrueCar Inc (b)	108,814	463,548
Trump Media & Technology Group Corp (b)(c)	88,411	2,793,788
Vimeo Inc Class A (b)	203,177	1,326,746
Yelp Inc Class A (b)	86,792	3,317,190
Zedge Inc Class B (b)	15,360	41,165
Ziff Davis Inc (b)	58,013	3,414,065
ZipRecruiter Inc Class A (b)	98,891	876,174
ZoomInfo Technologies Inc (b)	374,410	4,096,045
		4,075,815,400
Media - 0.7%
Advantage Solutions Inc Class A (b)(c)	70,846	252,212
Altice USA Inc Class A (b)	319,415	769,790
AMC Networks Inc Class A (b)	42,285	398,325
Asset Entities Inc Class A (b)	1,819	837
Beasley Broadcast Group Inc Class A (b)	332	2,958
Boston Omaha Corp (b)	28,897	441,257
Cable One Inc (c)	5,982	2,513,756
Cardlytics Inc (b)(c)	64,852	263,948
Charter Communications Inc Class A (b)	125,890	49,973,924
Clear Channel Outdoor Holdings Inc (b)	424,830	641,493
Comcast Corp Class A	5,010,834	216,417,920
comScore Inc (b)	4,684	38,034
Creative Realities Inc (b)	10,985	34,383
Cumulus Media Inc Class A (b)	18,071	14,300
DallasNews Corp Class A	5,654	27,818
Direct Digital Holdings Inc Class A (b)	4,029	4,835
EchoStar Corp Class A (b)	156,563	3,959,478
Emerald Holding Inc	26,666	132,530
Entravision Communications Corp Class A	86,049	209,960
EW Scripps Co/The Class A (b)	78,961	157,922
Fluent Inc (b)	8,615	23,777
Fox Corp Class A	314,530	14,820,654
Fox Corp Class B	146,559	6,555,584
Gannett Co Inc (b)	155,288	805,945
Gray Television Inc	112,511	480,422
Gray Television Inc Class A	746	5,438
Harte Hanks Inc (b)	7,563	44,168
Ibotta Inc Class A (b)	8,583	627,761
iHeartMedia Inc Class A (b)	148,473	340,003
Integral Ad Science Holding Corp (b)	94,547	1,057,035
Interpublic Group of Cos Inc/The	487,492	15,019,629
John Wiley & Sons Inc Class A	54,045	2,820,068
John Wiley & Sons Inc Class B	619	32,108
Lee Enterprises Inc (b)	5,579	91,049
Lendway Inc (b)	1,383	6,044
Liberty Broadband Corp Class A (b)	21,410	1,812,784
Liberty Broadband Corp Class C (b)	144,834	12,331,167
LQR House Inc (b)(c)	7,302	8,251
Magnite Inc (b)	163,067	2,737,895
Marchex Inc Class B (b)	29,024	52,533
Mediaco Holding Inc Class A (b)	4,485	5,741
National CineMedia Inc (b)	124,134	862,731
New York Times Co/The Class A	212,082	11,507,569
News Corp Class A	493,383	14,480,791
News Corp Class B	143,133	4,593,138
Nexstar Media Group Inc	39,349	6,712,546
Omnicom Group Inc	253,823	26,605,727
Paramount Global Class A (c)	82,075	1,868,027
Paramount Global Class B (c)	611,220	6,631,737
PubMatic Inc Class A (b)	53,883	859,434
Saga Communications Inc Class A	6,684	84,553
Scholastic Corp	32,490	857,086
Sinclair Inc Class A (c)	49,582	908,342
Sirius XM Holdings Inc (c)	285,875	7,704,331
SPAR Group Inc (b)	19,644	43,806
Stagwell Inc Class A (b)	131,403	1,032,828
Stran & Co Inc (b)	13,640	15,686
TechTarget Inc (b)	33,356	1,071,061
TEGNA Inc	214,736	4,030,595
Thryv Holdings Inc (b)	44,187	699,038
Townsquare Media Inc Class A	16,187	163,489
Trade Desk Inc (The) Class A (b)	580,697	74,648,599
Treasure Global Inc (b)	1,240	365
Urban One Inc Class A (b)	7,390	12,193
Urban One Inc Class D (b)	23,198	23,662
WideOpenWest Inc (b)	61,994	329,188
		501,680,258
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)	77,365	621,241
Kore Group Holdings Inc (b)	9,224	14,758
NII Holdings Inc (b)(d)	62,298	1
Spok Holdings Inc	26,997	443,021
SurgePays Inc (b)	17,796	35,236
T-Mobile US Inc	635,688	156,976,795
Telephone and Data Systems Inc	126,517	4,324,351
United States Cellular Corp (b)	18,548	1,177,056
		163,592,459
TOTAL COMMUNICATION SERVICES		6,285,655,307

Consumer Discretionary - 10.8%
Automobile Components - 0.1%
Adient PLC (b)	112,979	2,172,586
American Axle & Manufacturing Holdings Inc (b)	152,122	1,005,526
Aptiv PLC (b)	344,657	19,138,803
BorgWarner Inc (c)	295,294	10,134,490
Cooper-Standard Holdings Inc (b)	22,509	347,539
Dana Inc	167,450	1,674,500
Dorman Products Inc (b)	35,311	4,942,834
Fox Factory Holding Corp (b)	53,997	1,753,823
Gentex Corp	298,586	9,124,788
Gentherm Inc (b)	40,677	1,712,502
Goodyear Tire & Rubber Co/The (b)	369,293	3,966,207
Holley Inc Class A (b)	73,282	208,121
LCI Industries (c)	33,045	3,992,166
Lear Corp	72,968	7,139,189
Luminar Technologies Inc Class A (b)(c)	34,332	304,868
Modine Manufacturing Co (b)	67,978	9,230,733
Motorcar Parts of America Inc (b)	25,373	184,969
Patrick Industries Inc	29,054	3,904,567
Phinia Inc	56,683	3,178,783
QuantumScape Corp Class A (b)(c)	486,608	2,544,960
Solid Power Inc (b)(c)	186,101	215,877
Standard Motor Products Inc	26,872	883,551
Stoneridge Inc (b)	33,960	232,966
Strattec Security Corp (b)	4,935	204,852
Superior Industries International Inc (b)	27,762	65,796
Sypris Solutions Inc (b)(c)	18,228	28,436
Visteon Corp (b)	35,832	3,345,634
Worksport Ltd (b)	35,591	21,432
XPEL Inc (b)(f)	29,412	1,279,422
		92,939,920
Automobiles - 1.8%
AYRO Inc (b)(c)	3,982	3,036
Canoo Inc Class A (b)(c)	104,504	40,015
Cenntro Inc	8,483	11,028
ECD Automotive Design Inc (b)	3,597	3,442
Envirotech Vehicles Inc (b)	17,976	27,683
Faraday Future Intelligent Electric Inc Class A (b)(c)	16,595	18,255
Ford Motor Co	5,064,895	56,372,281
General Motors Co	1,457,826	81,040,547
Harley-Davidson Inc	153,750	5,170,613
Lucid Group Inc Class A (b)(c)	1,474,707	3,214,861
Mullen Automotive Inc (b)(c)	507	1,363
Phoenix Motor Inc (b)	19,431	6,585
Rivian Automotive Inc Class A (b)(c)	934,553	11,429,583
Tesla Inc (b)	3,598,906	1,242,198,395
Thor Industries Inc	69,048	7,705,757
Volcon Inc (b)(c)	860	3,793
Winnebago Industries Inc (c)	37,647	2,203,855
Workhorse Group Inc (b)(c)	25,359	27,388
		1,409,478,480
Broadline Retail - 3.4%
1stdibs.Com Inc (b)	43,041	167,429
Amazon.com Inc (b)	12,116,145	2,518,825,384
ContextLogic Inc Class A (b)	30,419	217,496
Dillard's Inc Class A	3,980	1,763,618
eBay Inc	634,365	40,148,961
Etsy Inc (b)	148,833	8,164,978
Groupon Inc (b)(c)	31,348	294,044
Kohl's Corp (c)	144,647	2,165,366
Macy's Inc	358,844	5,827,627
Nordstrom Inc	125,379	2,847,357
Ollie's Bargain Outlet Holdings Inc (b)	79,408	7,857,422
Qurate Retail Inc Class A (b)	419,954	196,287
Qurate Retail Inc Class B (b)	7,296	22,179
Savers Value Village Inc (b)(c)	35,614	332,991
		2,588,831,139
Distributors - 0.1%
A-Mark Precious Metals Inc	22,980	696,294
AMCON Distributing Co	229	30,702
Cheetah Net Supply Chain Service Inc Class A (b)(c)	2,256	4,377
Educational Development Corp (b)	7,108	13,150
Genuine Parts Co	180,758	22,907,461
Kaival Brands Innovations Group Inc (b)(c)	3,419	2,468
LKQ Corp	341,547	13,419,382
Pool Corp	49,631	18,715,354
Weyco Group Inc	9,313	332,567
		56,121,755
Diversified Consumer Services - 0.1%
ADT Inc	463,966	3,535,421
Adtalem Global Education Inc (b)	48,903	4,470,223
Allurion Technologies Inc (b)(c)	69,979	26,592
American Public Education Inc (b)	22,967	473,580
Amesite Inc (b)(c)	2,477	5,970
Beachbody Co Inc/The Class A (b)	3,805	24,428
Bright Horizons Family Solutions Inc (b)	75,313	8,708,442
Carriage Services Inc	16,616	673,779
Chegg Inc (b)	134,669	284,152
Coursera Inc (b)	158,869	1,263,009
Duolingo Inc Class A (b)	48,564	16,913,384
European Wax Center Inc Class A (b)	45,319	272,367
Frontdoor Inc (b)	99,286	5,818,160
Graham Holdings Co Class B	4,453	4,146,277
Grand Canyon Education Inc (b)	37,672	6,200,434
H&R Block Inc	181,020	10,730,866
Laureate Education Inc	176,232	3,348,408
Lincoln Educational Services Corp (b)	37,787	620,840
Mister Car Wash Inc (b)	121,031	968,248
Nerdy Inc Class A (b)	102,839	162,486
Perdoceo Education Corp	80,252	2,202,917
Regis Corp (b)	2,754	68,878
Service Corp International/US	188,843	16,729,601
Strategic Education Inc	31,631	3,125,459
Stride Inc (b)	55,210	5,900,293
Udemy Inc (b)	119,104	948,068
Universal Technical Institute Inc (b)	55,866	1,445,253
Wag! Group Co (b)	18,657	3,984
WW International Inc (b)(c)	103,478	138,661
XWELL Inc (b)(c)	6,269	8,463
		99,218,643
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment Inc Class A (b)	71,732	829,222
Airbnb Inc Class A (b)	570,752	77,685,055
Allied Gaming & Entertainment Inc (b)	28,541	28,541
Aramark	341,720	13,904,587
Ark Restaurants Corp	2,540	24,841
Biglari Holdings Inc Class A (b)	73	74,839
Biglari Holdings Inc Class B (b)	883	185,810
BJ's Restaurants Inc (b)	30,114	1,157,582
Bloomin' Brands Inc	98,316	1,370,525
Booking Holdings Inc	43,483	226,197,697
Bowlero Corp Class A (c)	35,179	433,053
Boyd Gaming Corp	89,238	6,590,226
Brinker International Inc (b)	57,729	7,635,815
BT Brands Inc (b)	1,729	2,680
Caesars Entertainment Inc (b)	280,520	10,797,215
Canterbury Park Holding Corp	3,276	65,749
Carnival Corp (b)	1,310,314	33,321,285
Cava Group Inc (b)	105,046	14,800,981
Century Casinos Inc (b)	34,986	153,938
Cheesecake Factory Inc/The (c)	60,769	3,077,342
Chipotle Mexican Grill Inc (b)	1,776,342	109,280,561
Choice Hotels International Inc (c)	29,367	4,441,465
Churchill Downs Inc	95,165	13,523,898
Cracker Barrel Old Country Store Inc (c)	28,882	1,604,684
Darden Restaurants Inc	153,673	27,087,940
Dave & Buster's Entertainment Inc (b)(c)	41,042	1,613,771
Denny's Corp (b)	66,536	436,476
Dine Brands Global Inc	19,950	716,604
Domino's Pizza Inc	45,348	21,594,264
DoorDash Inc Class A (b)	429,086	77,441,441
DraftKings Inc Class A (b)	629,797	27,490,639
Dutch Bros Inc Class A (b)	147,652	7,933,342
El Pollo Loco Holdings Inc (b)	31,088	395,439
Empire Resorts Inc (d)	2,596	0
Everi Holdings Inc (b)	110,616	1,489,998
Expedia Group Inc Class A (b)	161,688	29,850,839
Fat Brands Inc Class A	166	921
Fat Brands Inc Class B	8,474	37,455
First Watch Restaurant Group Inc (b)	52,625	1,004,611
Flanigan's Enterprises Inc	901	22,075
Full House Resorts Inc (b)	41,206	194,492
GAN Ltd (b)	53,963	98,752
GEN Restaurant Group Inc Class A (b)	5,535	46,937
Global Business Travel Group I Class A (b)(c)	110,523	1,037,811
Golden Entertainment Inc	27,589	930,853
Good Times Restaurants Inc (b)	10,762	29,273
Hall of Fame Resort & Entertainment Co (b)(c)	4,967	4,967
Hilton Grand Vacations Inc (b)	82,927	3,515,276
Hilton Worldwide Holdings Inc	319,557	80,988,526
Hyatt Hotels Corp Class A	58,280	9,204,743
Inspirato Inc Class A (b)(c)	4,410	15,876
Inspired Entertainment Inc (b)	31,545	303,463
Jack in the Box Inc (c)	24,865	1,214,655
Krispy Kreme Inc (c)	110,184	1,214,228
Kura Sushi USA Inc Class A (b)	7,066	755,497
Las Vegas Sands Corp	458,602	24,333,422
Life Time Group Holdings Inc (b)	93,208	2,262,158
Light & Wonder Inc Class A (b)	115,044	10,933,782
Lindblad Expeditions Holdings Inc (b)	48,046	637,090
Lottery.com Inc (b)	3,176	1,156
Marriott International Inc/MD Class A1	303,041	87,606,123
Marriott Vacations Worldwide Corp	41,860	4,154,605
McDonald's Corp	930,417	275,412,737
MGM Resorts International (b)	299,203	11,471,443
Monarch Casino & Resort Inc	16,623	1,396,498
Mondee Holdings Inc Class A (b)(c)	29,245	20,770
Nathan's Famous Inc	3,643	318,763
Noodles & Co Class A (b)	39,207	26,665
Norwegian Cruise Line Holdings Ltd (b)	570,216	15,333,108
ONE Group Hospitality Inc/The (b)	31,700	111,901
Papa John's International Inc (c)	42,341	2,109,852
Penn Entertainment Inc (b)	193,982	4,188,071
Pinstripes Holdings Inc Class A (b)	30,185	24,148
Planet Fitness Inc Class A (b)	109,670	10,917,649
Playa Hotels & Resorts NV (b)	126,210	1,235,596
PlayAGS Inc (b)	50,828	590,621
Portillo's Inc Class A (b)(c)	73,904	853,591
Potbelly Corp (b)	32,802	341,141
Rave Restaurant Group Inc (b)	15,583	46,905
Rci Hospitality Holdings Inc	10,744	563,630
Red Robin Gourmet Burgers Inc (b)	19,592	105,601
Red Rock Resorts Inc Class A	64,223	3,216,930
Royal Caribbean Cruises Ltd	307,186	74,971,815
Rush Street Interactive Inc Class A (b)	101,592	1,464,957
Sabre Corp (b)	500,376	1,956,470
Serve Robotics Inc (c)	13,961	121,461
Shake Shack Inc Class A (b)	51,906	6,941,389
Sharplink Gaming Inc	632	390
Six Flags Entertainment Corp	120,707	5,575,456
Sonder Holdings Inc (b)	12,913	48,165
Starbucks Corp	1,469,826	150,598,373
Sweetgreen Inc Class A (b)	132,037	5,410,876
Target Hospitality Corp (b)	44,363	366,882
Texas Roadhouse Inc	86,520	17,759,960
Travel + Leisure Co	90,544	5,058,693
United Parks & Resorts Inc (b)(c)	39,036	2,289,071
Vacasa Inc Class A (b)(c)	10,151	39,589
Vail Resorts Inc	48,813	8,749,242
Wendy's Co/The (c)	221,410	4,065,088
Wingstop Inc	37,995	12,491,616
Wyndham Hotels & Resorts Inc	102,406	10,054,221
Wynn Resorts Ltd	121,300	11,448,294
Xponential Fitness Inc Class A (b)(c)	30,896	470,855
Yoshiharu Global Co Class A (b)(c)	822	2,729
Yum! Brands Inc	364,542	50,649,465
		1,652,607,768
Household Durables - 0.5%
Algorhythm Holdings Inc (b)(c)	1,393	299
Aterian Inc (b)(c)	7,519	20,527
Bassett Furniture Industries Inc	10,579	161,118
Beazer Homes USA Inc (b)	36,298	1,268,615
Cavco Industries Inc (b)	10,711	5,510,810
Century Communities Inc	35,764	3,231,635
Champion Homes Inc (b)	68,690	7,125,214
Cricut Inc Class A	63,976	332,035
DR Horton Inc	380,642	64,244,757
Dream Finders Homes Inc Class A (b)(c)	35,780	1,190,401
Emerson Radio Corp (b)	6,994	2,840
Ethan Allen Interiors Inc (c)	29,572	908,748
Flexsteel Industries Inc	4,656	274,844
Garmin Ltd	199,469	42,407,109
Gopro Inc Class A (b)	163,980	201,695
Green Brick Partners Inc (b)	39,878	2,849,682
Hamilton Beach Brands Holding Co Class A	7,792	150,931
Helen of Troy Ltd (b)	29,583	2,169,321
Hooker Furnishings Corp	13,775	258,006
Hovnanian Enterprises Inc Class A (b)	6,134	1,206,006
Installed Building Products Inc	30,228	6,914,353
iRobot Corp (b)(c)	39,281	298,928
KB Home	93,560	7,741,154
Koss Corp (b)	6,967	50,441
La-Z-Boy Inc	54,576	2,470,656
Landsea Homes Corp Class A (b)	23,008	262,981
Legacy Housing Corp (b)	14,540	380,512
Leggett & Platt Inc	174,341	2,194,953
Lennar Corp Class A	323,136	56,351,687
Lennar Corp Class B	4,258	701,846
LGI Homes Inc (b)	26,798	2,934,113
Lifetime Brands Inc	16,959	99,889
Live Ventures Inc (b)	1,542	15,944
Lovesac Co/The (b)(c)	19,234	725,506
M/I Homes Inc (b)	35,573	5,870,612
Meritage Homes Corp	47,131	9,005,320
Mohawk Industries Inc (b)	67,940	9,432,110
Newell Brands Inc	539,673	5,175,464
Nova Lifestyle Inc (b)	1,084	567
NVR Inc (b)	3,992	36,868,435
PulteGroup Inc	269,251	36,421,583
Purple Innovation Inc Class A (b)	74,596	71,567
Smith Douglas Homes Corp Class A (b)(c)	11,538	388,831
Sonos Inc (b)	157,085	2,137,927
Star Equity Holdings Inc (b)	2,215	6,579
Taylor Morrison Home Corp (b)	135,111	9,980,650
Tempur Sealy International Inc	225,056	12,598,635
Toll Brothers Inc	133,160	21,994,037
TopBuild Corp (b)	38,886	15,190,427
Traeger Inc (b)	82,479	264,758
Tri Pointe Homes Inc (b)	121,290	5,279,754
United Homes Group Inc Class A (b)	2,799	17,858
Universal Electronics Inc (b)	13,779	159,561
Vizio Holding Corp Class A (b)(c)	130,492	1,486,304
VOXX International Corp Class A (b)	10,198	79,646
Whirlpool Corp	71,216	7,934,887
Worthington Enterprises Inc	40,249	1,646,989
Yunhong Green CTI Ltd (b)	5,951	4,005
		396,674,062
Leisure Products - 0.1%
Acushnet Holdings Corp (c)	36,115	2,640,368
American Outdoor Brands Inc (b)	16,853	165,328
AMMO Inc (b)	115,315	142,991
Brunswick Corp/DE	85,894	6,915,326
Clarus Corp	38,408	174,372
Escalade Inc	10,706	160,590
Funko Inc Class A (b)	46,964	551,827
Hasbro Inc	169,936	11,071,330
JAKKS Pacific Inc (b)	11,314	329,577
Johnson Outdoors Inc Class A	7,227	243,261
Latham Group Inc (b)	51,093	338,747
Malibu Boats Inc Class A (b)	26,510	1,149,209
Marine Products Corp	16,723	165,390
MasterCraft Boat Holdings Inc (b)	16,958	359,510
Mattel Inc (b)	440,741	8,382,894
Peloton Interactive Inc Class A (b)	457,673	4,732,339
Polaris Inc	68,030	4,694,070
Revelyst Inc	77,981	1,473,841
Sacks Parente Golf Inc (b)	1,100	1,793
Smith & Wesson Brands Inc	58,685	796,942
Solo Brands Inc Class A (b)(c)	36,968	45,840
SRM Entertainment Inc (b)(c)	2,560	1,638
Sturm Ruger & Co Inc	21,932	835,390
Topgolf Callaway Brands Corp (b)	183,501	1,545,078
Twin Vee PowerCats Co (b)	8,075	3,348
YETI Holdings Inc (b)	109,874	4,435,613
		51,356,612
Specialty Retail - 2.1%
1-800-Flowers.com Inc Class A (b)(c)	34,103	277,257
Abercrombie & Fitch Co Class A (b)	66,292	9,923,249
Academy Sports & Outdoors Inc	93,638	4,611,672
Advance Auto Parts Inc	77,350	3,198,423
aka Brands Holding Corp (b)(c)	874	19,439
America's Car-Mart Inc/TX (b)	7,795	359,817
American Eagle Outfitters Inc	232,067	4,464,969
Arhaus Inc Class A (c)	69,507	690,205
Arko Corp	91,373	654,231
Asbury Automotive Group Inc (b)	25,912	6,732,715
AutoNation Inc (b)	33,931	6,069,917
AutoZone Inc (b)	22,155	70,221,159
BARK Inc (b)	156,156	337,297
Barnes & Noble Education Inc (b)(c)	19,403	212,269
Bath & Body Works Inc	289,500	10,491,480
Best Buy Co Inc	254,678	22,921,020
Beyond Inc (b)(c)	52,376	329,445
Big 5 Sporting Goods Corp	30,147	53,360
Boot Barn Holdings Inc (b)	39,587	5,428,961
Brilliant Earth Group Inc Class A (b)	15,877	30,008
Buckle Inc/The	38,951	2,028,958
Build-A-Bear Workshop Inc (c)	16,080	610,879
Burlington Stores Inc (b)	81,873	23,078,361
Caleres Inc	45,698	1,419,837
Camping World Holdings Inc Class A	77,452	1,892,927
CarMax Inc (b)	202,347	16,991,078
Carparts Com Inc (b)	68,281	65,796
Carvana Co Class A (b)	147,764	38,480,701
Cato Corp/The Class A	21,281	67,886
Chewy Inc Class A (b)	183,498	6,130,668
Children's Place Inc/The (b)(c)	16,499	262,664
Citi Trends Inc (b)	9,844	196,388
Container Store Group Inc/The (b)(c)	2,654	9,289
Designer Brands Inc Class A (c)	54,853	272,071
Destination XL Group Inc (b)(c)	67,367	162,354
Dick's Sporting Goods Inc	75,140	15,572,014
Digital Brands Group Inc (b)	649	70
Duluth Holdings Inc Class B (b)	17,637	67,550
Envela Corp (b)	8,780	58,826
EVgo Inc Class A (b)(c)	130,644	850,492
Five Below Inc (b)	71,448	6,623,230
Floor & Decor Holdings Inc Class A (b)	139,023	15,599,771
Foot Locker Inc (b)	106,877	2,687,957
GameStop Corp Class A (b)(c)	503,108	14,615,287
Gap Inc/The	287,087	6,961,860
Genesco Inc (b)	13,880	466,229
Group 1 Automotive Inc	16,973	7,227,103
Grove Collaborative Holdings Class A (b)(c)	24,980	38,719
GrowGeneration Corp (b)	71,917	139,519
Guess? Inc (c)	37,343	614,666
Haverty Furniture Cos Inc (c)	17,998	424,933
Home Depot Inc/The	1,286,139	551,920,829
J Jill Inc	9,426	260,158
Kidpik Corp (b)	921	2,099
Kirklands Inc (b)(c)	16,430	29,410
Lands' End Inc (b)	15,513	247,432
Lazydays Holdings Inc (b)(c)	16,829	18,007
Leslie's Inc (b)(c)	239,901	551,772
Lithia Motors Inc Class A	34,683	13,418,853
Lowe's Cos Inc	739,056	201,341,026
Lulu's Fashion Lounge Holdings Inc (b)	22,379	27,526
MarineMax Inc (b)	25,466	873,993
Monro Inc (c)	38,998	1,096,624
Murphy USA Inc	24,183	13,247,447
National Vision Holdings Inc (b)	102,025	1,234,503
Nxu Inc (b)	1,492	408
O'Reilly Automotive Inc (b)	75,230	93,527,441
ODP Corp/The (b)	43,574	1,118,980
OneWater Marine Inc Class A (b)(c)	16,301	361,719
Penske Automotive Group Inc	24,225	4,034,432
Petco Health & Wellness Co Inc Class A (b)	112,915	482,147
PetMed Express Inc (b)(c)	26,829	124,218
RealReal Inc/The (b)	119,639	703,477
Rent the Runway Inc Class A (b)(c)	2,919	34,240
Revolve Group Inc Class A (b)(c)	49,386	1,781,847
RH (b)	19,379	7,463,628
Ross Stores Inc	432,680	67,009,152
RumbleON Inc Class B (b)	28,839	196,970
RumbleON Inc Class B rights (b)	29,735	5,335
Sally Beauty Holdings Inc (b)	133,181	1,855,211
Shoe Carnival Inc	22,998	776,412
Signet Jewelers Ltd	57,886	5,800,177
Sleep Number Corp (b)	29,053	435,795
Sonic Automotive Inc Class A	18,899	1,306,677
Sportsman's Warehouse Holdings Inc (b)	49,060	104,988
Stitch Fix Inc Class A (b)	129,197	614,978
Tandy Leather Factory Inc (b)	1,228	5,010
ThredUp Inc Class A (b)	109,786	189,930
Tile Shop Holdings Inc (b)	30,538	202,467
Tilly's Inc Class A (b)	29,478	131,767
TJX Cos Inc/The	1,465,864	184,244,446
Torrid Holdings Inc (b)	15,081	64,697
Tractor Supply Co	139,914	39,689,404
Ulta Beauty Inc (b)	61,895	23,931,083
Upbound Group Inc	63,261	2,175,546
Urban Outfitters Inc (b)	73,926	3,602,414
Valvoline Inc (b)	166,786	6,623,072
Victoria's Secret & Co (b)	101,561	3,944,629
Warby Parker Inc Class A (b)	114,996	2,592,010
Wayfair Inc Class A (b)(c)	126,812	5,863,787
Williams-Sonoma Inc	166,842	28,700,161
Winmark Corp	3,774	1,554,605
Xcel Brands Inc (b)	13,272	9,198
Zumiez Inc (b)	21,308	470,268
		1,586,647,381
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds Inc Class A (b)(c)	6,929	55,363
Capri Holdings Ltd (b)	152,728	3,575,362
Carter's Inc	46,968	2,563,044
Charles & Colvard Ltd (b)	2,446	3,021
Columbia Sportswear Co (c)	42,551	3,712,149
Crocs Inc (b)	77,023	8,133,629
Crown Crafts Inc	10,758	49,487
Culp Inc (b)	13,932	73,143
Deckers Outdoor Corp (b)	197,760	38,753,050
Figs Inc Class A (b)	168,980	877,006
Forward Industries Inc (b)(c)	382	1,513
Fossil Group Inc (b)	63,311	92,434
G-III Apparel Group Ltd (b)	51,314	1,520,434
Hanesbrands Inc (b)	455,866	3,966,034
Kontoor Brands Inc	65,045	5,969,830
Lakeland Industries Inc	8,883	201,111
Levi Strauss & Co Class A	128,220	2,238,721
Lululemon Athletica Inc (b)	149,168	47,832,211
MGO Global Inc (b)(c)	1,041	2,436
Movado Group Inc	20,606	419,332
NIKE Inc Class B	1,558,404	122,755,483
Oxford Industries Inc	19,166	1,594,036
PLBY Group Inc (b)(c)	67,222	92,766
PVH Corp	72,407	7,846,747
Ralph Lauren Corp Class A	51,960	12,023,544
Rocky Brands Inc	9,713	210,772
Skechers USA Inc Class A (b)	171,885	10,969,701
Steven Madden Ltd	94,396	4,302,570
Superior Group of Cos Inc	15,085	255,389
Tapestry Inc (c)	298,613	18,597,618
Under Armour Inc Class A (b)	181,029	1,757,792
Under Armour Inc Class C (b)	238,033	2,087,549
Unifi Inc (b)	20,199	112,306
Vera Bradley Inc (b)(c)	28,232	165,157
VF Corp	429,097	8,680,632
Vince Holding Corp (b)	4,734	8,048
Wolverine World Wide Inc	103,818	2,407,539
		313,906,959
TOTAL CONSUMER DISCRETIONARY		8,247,782,719

Consumer Staples - 5.3%
Beverages - 1.1%
Boston Beer Co Inc/The Class A (b)	11,445	3,619,367
Brown-Forman Corp Class A (c)	89,873	3,717,147
Brown-Forman Corp Class B (c)	218,140	9,179,331
Celsius Holdings Inc (b)	202,626	5,764,710
Coca-Cola Co/The	5,031,216	322,400,321
Coca-Cola Consolidated Inc	7,647	9,973,906
Constellation Brands Inc Class A	203,235	48,969,473
Duckhorn Portfolio Inc/The (b)	65,047	715,517
Eastside Distilling Inc (b)	2,521	1,638
Fresh Vine Wine Inc (b)(c)	14,984	10,302
Keurig Dr Pepper Inc	1,460,463	47,684,117
MGP Ingredients Inc (c)	18,285	846,230
Molson Coors Beverage Co Class B	227,892	14,142,978
Monster Beverage Corp (b)	914,912	50,439,099
National Beverage Corp	30,394	1,501,160
PepsiCo Inc	1,781,634	291,208,077
Splash Beverage Group Inc (b)	56,309	10,952
Vita Coco Co Inc/The (b)	50,891	1,808,666
Willamette Valley Vineyards Inc (b)	4,326	14,579
Zevia PBC Class A (b)	68,544	144,628
		812,152,198
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	522,478	10,371,188
Andersons Inc/The	41,655	1,988,610
BJ's Wholesale Club Holdings Inc (b)	172,072	16,570,534
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	1
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Casey's General Stores Inc	48,130	20,257,436
Chefs' Warehouse Inc/The (b)	45,014	2,012,576
Costco Wholesale Corp	575,035	558,865,016
Dollar General Corp	285,219	22,038,872
Dollar Tree Inc (b)	262,046	18,676,018
Grocery Outlet Holding Corp (b)	127,079	2,668,659
HF Foods Group Inc (b)	51,825	195,639
Ingles Markets Inc Class A	18,876	1,394,936
Kroger Co/The	861,331	52,610,097
Maison Solutions Inc (b)	4,188	3,974
Mangoceuticals Inc (b)(c)	1,577	3,943
Maplebear Inc (b)	213,158	9,308,610
Natural Grocers by Vitamin Cottage Inc	13,633	641,433
Performance Food Group Co (b)	202,090	17,832,422
PriceSmart Inc	32,668	2,931,626
Reborn Coffee Inc (b)	2,905	3,225
SpartanNash Co	43,931	833,810
Sprouts Farmers Market Inc (b)	129,890	20,065,407
Sysco Corp	637,826	49,182,763
Target Corp	600,124	79,402,406
United Natural Foods Inc (b)	77,111	1,914,666
US Foods Holding Corp (b)	317,128	22,126,021
Village Super Market Inc Class A	8,459	273,818
Walgreens Boots Alliance Inc	929,806	8,386,850
Walmart Inc	5,633,782	521,124,835
Weis Markets Inc	21,338	1,554,047
		1,443,239,438
Food Products - 0.7%
Alico Inc	7,116	190,709
Arcadia Biosciences Inc (b)	1,006	2,907
Archer-Daniels-Midland Co	620,189	33,862,319
B&G Foods Inc	103,776	693,224
Barfresh Food Group Inc (b)	11,256	34,556
Benson Hill Inc Class A (b)	4,983	19,035
Better Choice Co Inc (b)	1,956	3,873
Beyond Meat Inc (b)(c)	84,467	420,646
Blue Star Foods Corp (b)(c)	4,366	1,384
BranchOut Food Inc (b)	5,786	9,952
BRC Inc Class A (b)	54,108	169,899
Bridgford Foods Corp (b)	2,302	20,879
Bunge Global SA	183,698	16,485,059
Cal-Maine Foods Inc	52,809	5,154,686
Calavo Growers Inc	21,795	603,939
CIMG Inc (b)(c)	836	713
Coffee Holding Co Inc (b)	6,707	27,297
Conagra Brands Inc	621,595	17,124,942
Darling Ingredients Inc (b)	206,185	8,356,678
Farmer Bros Co (b)	26,267	55,949
Flowers Foods Inc	254,426	5,755,116
Fresh Del Monte Produce Inc	43,708	1,475,145
Freshpet Inc (b)	62,903	9,627,304
General Mills Inc	722,082	47,845,153
Hain Celestial Group Inc (b)	116,649	964,687
Hershey Co/The	191,568	33,740,872
Hormel Foods Corp	376,944	12,224,294
Ingredion Inc	84,383	12,432,991
J & J Snack Foods Corp	20,169	3,505,171
JM Smucker Co	138,058	16,261,852
John B Sanfilippo & Son Inc	11,691	1,009,518
Kellanova	348,008	28,289,570
Kraft Heinz Co/The	1,145,193	36,611,820
Laird Superfood Inc (b)	10,466	94,822
Lamb Weston Holdings Inc	186,315	14,390,971
Lancaster Colony Corp	24,992	4,644,513
Lifeway Foods Inc (b)	6,751	165,062
Limoneira Co	20,242	562,728
Local Bounti Corp (b)(c)	4,430	7,753
Mama's Creations Inc (b)	43,787	427,799
McCormick & Co Inc/MD	326,923	25,634,032
Mission Produce Inc (b)	56,865	756,305
Mondelez International Inc	1,732,675	112,537,241
Pilgrim's Pride Corp (b)	52,333	2,700,906
Post Holdings Inc (b)	61,256	7,380,123
Real Good Food Co Inc/The Class A (b)	22,717	5,918
Rocky Mountain Chocolate Factory Inc (b)	6,922	18,966
S&W Seed Co (b)	1,355	9,553
Sadot Group Inc (b)	4,753	24,953
Seaboard Corp	324	846,930
Seneca Foods Corp Class A (b)	6,201	447,092
Simply Good Foods Co/The (b)	118,222	4,704,053
SOW GOOD INC (b)(c)	1,798	6,455
Stryve Foods Inc Class A (b)(c)	2,916	2,692
The Campbell's Company	255,568	11,807,242
Tootsie Roll Industries Inc Class A	21,472	710,723
TreeHouse Foods Inc (b)	60,605	2,081,176
Tyson Foods Inc Class A	370,756	23,913,762
Utz Brands Inc Class A (c)	93,472	1,627,348
Vital Farms Inc (b)	39,231	1,302,469
Westrock Coffee Co (b)(c)	43,504	349,337
WK Kellogg Co (c)	85,925	1,787,240
		511,930,303
Household Products - 1.0%
Central Garden & Pet Co (b)(c)	56,595	2,249,652
Central Garden & Pet Co Class A	17,451	589,669
Church & Dwight Co Inc	317,606	34,977,949
Clorox Co/The	160,581	26,844,326
Colgate-Palmolive Co	1,059,366	102,366,537
Energizer Holdings Inc	84,573	3,223,077
Kimberly-Clark Corp	436,827	60,871,842
Oil-Dri Corp of America	6,730	465,177
Procter & Gamble Co/The	3,053,422	547,356,428
Reynolds Consumer Products Inc	70,884	1,962,777
Spectrum Brands Holdings Inc	36,357	3,343,026
WD-40 Co (c)	17,599	4,876,507
		789,126,967
Personal Care Products - 0.1%
AXIL Brands Inc (b)	4,173	17,694
Beauty Health Co/The Class A (b)	103,735	153,528
BellRing Brands Inc (b)	167,451	13,138,205
Coty Inc Class A (b)	472,432	3,491,272
Edgewell Personal Care Co	63,795	2,333,621
elf Beauty Inc (b)	73,136	9,472,575
Estee Lauder Cos Inc/The Class A	302,234	21,797,116
FitLife Brands Inc (b)	2,515	84,831
Herbalife Ltd (b)	130,461	1,013,682
Honest Co Inc/The (b)	92,266	764,885
Interparfums Inc	23,282	3,205,000
Kenvue Inc	2,484,189	59,819,271
Lifevantage Corp	13,811	201,779
Mannatech Inc (b)	1,317	11,313
Medifast Inc	13,802	271,485
Natural Alternatives International Inc (b)	5,740	26,748
Nature's Sunshine Products Inc (b)	15,738	255,585
Nu Skin Enterprises Inc Class A (c)	64,680	472,164
Olaplex Holdings Inc (b)	155,005	299,160
Safety Shot Inc (b)(c)	51,168	47,044
United-Guardian Inc	3,886	38,238
Upexi Inc (b)	693	3,313
USANA Health Sciences Inc (b)	14,250	549,053
Veru Inc (b)	169,277	119,797
		117,587,359
Tobacco - 0.5%
22nd Century Group Inc (b)(c)	1,110	110
Altria Group Inc	2,213,286	127,795,134
Ispire Technology Inc (b)	25,017	153,604
Philip Morris International Inc	2,016,664	268,337,312
Turning Point Brands Inc	22,989	1,423,019
Universal Corp/VA	32,138	1,835,723
		399,544,902
TOTAL CONSUMER STAPLES		4,073,581,167

Energy - 3.5%
Energy Equipment & Services - 0.3%
Archrock Inc	219,045	5,611,933
Atlas Energy Solutions Inc (c)	78,628	1,853,262
Baker Hughes Co Class A	1,288,602	56,634,059
Bristow Group Inc (b)	31,763	1,213,982
Cactus Inc Class A	86,314	5,926,319
ChampionX Corp	247,000	7,644,650
Core Laboratories Inc (c)	60,776	1,236,792
Dawson Geophysical Co	7,613	11,343
DMC Global Inc (b)	22,521	181,294
Drilling Tools International Corp (b)	8,313	29,428
Energy Services of America Corp	14,470	232,822
ENGlobal Corp (b)	3,826	5,127
Expro Group Holdings NV (b)	141,179	1,960,976
Forum Energy Technologies Inc (b)	13,627	207,812
Geospace Technologies Corp (b)	15,548	166,986
Gulf Island Fabrication Inc (b)	15,942	110,159
Halliburton Co	1,145,044	36,481,103
Helix Energy Solutions Group Inc (b)	185,088	1,978,591
Helmerich & Payne Inc (c)	128,159	4,438,146
Innovex International Inc (b)	44,553	724,877
KLX Energy Services Holdings Inc (b)(c)	18,224	109,891
Kodiak Gas Services Inc	42,040	1,700,098
Liberty Energy Inc Class A	214,653	3,949,615
Mammoth Energy Services Inc (b)	30,478	106,063
MIND Technology Inc (b)	1,645	6,416
Nabors Industries Ltd (b)(c)	11,624	853,550
Natural Gas Services Group Inc (b)	12,456	345,779
NCS Multistage Holdings Inc (b)	895	18,741
Newpark Resources Inc (b)	112,145	937,532
Nine Energy Service Inc (b)(c)	23,563	41,235
Noble Corp PLC	177,394	5,937,377
NOV Inc	510,201	8,173,420
Oceaneering International Inc (b)	131,580	3,944,768
Oil States International Inc (b)	77,616	426,888
Patterson-UTI Energy Inc (c)	464,351	3,900,548
Profire Energy Inc (b)	45,258	114,050
ProFrac Holding Corp Class A (b)(c)	29,076	263,719
ProPetro Holding Corp (b)	103,897	872,735
Ranger Energy Services Inc Class A	20,070	331,155
RPC Inc	107,851	694,560
Schlumberger NV	1,841,909	80,933,482
SEACOR Marine Holdings Inc (b)	32,110	220,596
Select Water Solutions Inc Class A	121,666	1,797,007
Smart Sand Inc	39,137	93,537
Solaris Energy Infrastructure Inc Class A	36,691	904,433
TETRA Technologies Inc (b)	153,349	590,394
Tidewater Inc (b)	62,663	3,240,930
Transocean Ltd (b)(c)	1,009,411	4,441,408
Valaris Ltd (b)	86,392	3,990,446
Weatherford International PLC	94,792	7,801,382
		263,391,416
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy Inc	3,348	124,613
Aemetis Inc (b)(c)	56,015	229,101
American Carbon Corp (d)	18,740	0
American Resources Corp (b)(c)	69,173	82,316
Amplify Energy Corp (b)	47,568	319,181
Antero Midstream Corp	437,078	6,980,136
Antero Resources Corp (b)	379,065	12,391,635
APA Corp	479,885	10,869,395
Barnwell Industries Inc (b)	6,293	11,515
Battalion Oil Corp (b)	5,172	17,895
Berry Corp	101,354	413,524
California Resources Corp	90,223	5,337,593
Calumet Inc	89,090	2,008,089
Centrus Energy Corp Class A (b)(c)	18,574	1,690,234
Cheniere Energy Inc	293,435	65,732,374
Chevron Corp	2,206,199	357,249,804
Chord Energy Corp	80,352	10,246,487
Civitas Resources Inc	117,647	6,103,526
Clean Energy Fuels Corp (b)	228,699	704,393
Clean Energy Technologies Inc (b)	20,918	14,082
CNX Resources Corp (b)	196,161	7,948,444
Comstock Inc (b)	209,208	76,779
Comstock Resources Inc (c)	117,383	1,827,653
ConocoPhillips	1,691,231	183,227,967
CONSOL Energy Inc	34,693	4,534,375
Coterra Energy Inc	958,739	25,617,506
Crescent Energy Co Class A	199,013	2,959,323
CVR Energy Inc (c)	44,442	859,953
Delek US Holdings Inc	83,677	1,594,047
Devon Energy Corp	812,427	30,831,605
Diamondback Energy Inc	243,028	43,159,343
Dorian LPG Ltd	46,971	1,149,380
DT Midstream Inc	125,939	13,364,647
Empire Petroleum Corp (b)(c)	34,770	220,094
EOG Resources Inc	737,546	98,285,380
Epsilon Energy Ltd	30,047	174,874
Eqt Corp	770,455	35,009,475
Evolution Petroleum Corp	39,408	230,931
Excelerate Energy Inc Class A	22,100	684,437
Expand Energy Corp	267,789	26,500,399
Exxon Mobil Corp	5,762,711	679,769,390
EzFill Holdings Inc (b)(c)	1,106	2,742
FutureFuel Corp	34,384	179,141
Gevo Inc (b)(c)	302,593	499,278
Granite Ridge Resources Inc (c)	70,218	452,906
Green Plains Inc (b)	83,894	906,055
Gulfport Energy Corp (b)	16,435	2,889,273
Hallador Energy Co (b)	42,037	512,851
Hess Corp	358,455	52,757,407
HF Sinclair Corp	210,328	8,608,725
HighPeak Energy Inc Class A (c)	33,067	498,320
Houston American Energy Corp (b)(c)	10,935	15,200
International Seaways Inc	52,858	2,061,462
Kinder Morgan Inc	2,504,605	70,805,183
Kinetik Holdings Inc Class A	48,912	2,886,786
Lightbridge Corp (b)(c)	19,008	124,312
Magnolia Oil & Gas Corp Class A (c)	244,177	6,773,470
Marathon Petroleum Corp	434,086	67,782,529
Matador Resources Co	150,491	9,030,965
Mexco Energy Corp	1,175	13,876
Murphy Oil Corp	183,951	5,972,889
NACCO Industries Inc Class A	4,783	154,060
New Fortress Energy Inc Class A (c)	136,955	1,461,310
NextDecade Corp (b)(c)	178,099	1,289,437
Northern Oil & Gas Inc	129,442	5,629,433
Occidental Petroleum Corp	873,039	44,158,313
ONEOK Inc	757,611	86,064,610
OPAL Fuels Inc Class A (b)	29,267	113,702
Ovintiv Inc	342,369	15,550,400
Par Pacific Holdings Inc (b)	72,868	1,270,089
PBF Energy Inc Class A	129,063	4,064,194
Peabody Energy Corp	163,366	3,896,279
PEDEVCO Corp (b)	34,682	29,018
Permian Resources Corp Class A	823,701	12,899,158
Phillips 66	542,891	72,736,536
PHX Minerals Inc Class A	38,230	145,656
PrimeEnergy Resources Corp (b)	715	143,751
Range Resources Corp	313,835	11,216,463
REX American Resources Corp (b)	19,970	864,901
Riley Exploration Permian Inc	11,889	417,304
Ring Energy Inc (b)	146,589	224,281
Sable Offshore Corp (b)	59,770	1,403,400
SandRidge Energy Inc	41,545	487,323
Sitio Royalties Corp Class A (c)	104,918	2,486,557
SM Energy Co	148,391	6,705,789
Stabilis Solutions Inc (b)	5,357	27,053
Summit Midstream Corp	11,988	453,027
Talos Energy Inc (b)	161,053	1,811,846
Targa Resources Corp	284,139	58,049,598
Texas Pacific Land Corp (c)	24,444	39,112,600
Trio Petroleum Corp (b)(c)	2,518	2,895
Uranium Energy Corp (b)	530,176	4,405,763
US Energy Corp (b)	12,195	22,561
VAALCO Energy Inc (c)	135,488	693,699
Valero Energy Corp	415,557	57,795,668
Verde Clean Fuels Inc Class A (b)(c)	4,558	19,463
Viper Energy Inc Class A	131,744	7,128,668
Vital Energy Inc (b)(c)	34,830	1,143,469
Vitesse Energy Inc (c)	32,466	911,645
Vivakor Inc (b)	17,736	27,136
W&T Offshore Inc (c)	124,954	242,411
Williams Cos Inc/The	1,580,977	92,518,774
World Kinect Corp	76,714	2,220,870
		2,411,324,375
TOTAL ENERGY		2,674,715,791

Financials - 14.5%
Banks - 3.9%
1895 Bancorp of Wisconsin Inc (b)	6,616	67,616
1st Source Corp	21,972	1,425,763
ACNB Corp	11,080	519,209
Affinity Bancshares Inc (b)	6,649	144,084
Amalgamated Financial Corp	27,096	965,430
Amerant Bancorp Inc Class A	45,362	1,128,153
Ameris Bancorp	83,863	5,893,892
AmeriServ Financial Inc	19,424	55,747
Ames National Corp	11,830	200,992
Arrow Financial Corp	18,849	621,640
Associated Banc-Corp	208,127	5,554,910
Atlantic Union Bankshares Corp (c)	116,639	4,948,993
Auburn National BanCorp Inc	2,952	69,815
Axos Financial Inc (b)	70,202	5,816,236
Banc of California Inc	178,742	3,079,725
BancFirst Corp	25,712	3,246,911
Bancorp Inc/The (b)	63,533	3,712,233
Bank First Corp	11,644	1,244,394
Bank of America Corp	8,755,702	415,983,402
Bank of Hawaii Corp (c)	51,629	4,077,658
Bank of Marin Bancorp	18,928	478,500
Bank of the James Financial Group Inc	5,149	79,346
Bank OZK	136,897	6,840,743
Bank7 Corp	5,272	251,264
BankFinancial Corp	14,190	189,862
BankUnited Inc	97,067	4,083,609
Bankwell Financial Group Inc	8,541	283,134
Banner Corp	44,774	3,339,693
Bar Harbor Bankshares	19,888	715,769
BayCom Corp	13,331	386,466
Bayfirst Financial Corp	4,688	62,022
BCB Bancorp Inc	19,262	255,607
Berkshire Hills Bancorp Inc	54,999	1,676,370
Blue Foundry Bancorp (b)	24,981	277,039
Blue Ridge Bankshares Inc (b)	56,719	200,218
Bogota Financial Corp (b)	4,290	34,792
BOK Financial Corp	28,981	3,444,971
Bridgewater Bancshares Inc (b)	24,848	370,235
Broadway Financial Corp/DE (b)	6,299	45,038
Brookline Bancorp Inc	115,759	1,457,406
Burke & Herbert Financial Services Corp	16,965	1,175,335
Business First Bancshares Inc	31,131	887,234
BV Financial Inc (b)	12,325	208,539
Byline Bancorp Inc	32,091	1,008,299
C&F Financial Corp	3,958	284,857
Cadence Bank	236,554	9,033,997
California BanCorp (b)	29,496	528,568
Camden National Corp	18,988	894,525
Capital Bancorp Inc	11,670	337,963
Capital City Bank Group Inc	17,834	701,946
Capitol Federal Financial Inc	158,423	1,058,266
Carter Bankshares Inc (b)	29,895	558,439
Carver Bancorp Inc (b)	5,434	10,052
Catalyst Bancorp Inc (b)	5,247	62,387
Cathay General Bancorp	93,660	4,871,257
CB Financial Services Inc	6,139	196,356
Central Pacific Financial Corp	35,349	1,128,340
Central Plains Bancshares Inc (b)	4,503	65,294
CF Bankshares Inc Class A	5,120	144,486
CFSB Bancorp Inc (b)	1,424	9,639
Chemung Financial Corp	4,522	236,636
ChoiceOne Financial Services Inc	10,533	394,777
Citigroup Inc	2,474,345	175,356,830
Citizens & Northern Corp	20,087	411,382
Citizens Community Bancorp Inc/WI	11,750	190,468
Citizens Financial Group Inc	581,344	27,985,900
Citizens Financial Services Inc	5,764	406,996
City Holding Co	19,102	2,508,475
Civista Bancshares Inc	20,389	466,500
CNB Financial Corp/PA	27,075	755,663
Coastal Financial Corp/WA Class A (b)	14,196	1,086,704
Colony Bankcorp Inc	20,008	352,741
Columbia Banking System Inc	272,067	8,436,798
Columbia Financial Inc (b)	34,636	631,414
Comerica Inc	172,098	12,434,081
Commerce Bancshares Inc/MO	152,018	11,211,328
Community Financial System Inc	68,216	4,722,594
Community Trust Bancorp Inc	19,995	1,179,305
Community West Bancshares	22,435	491,775
Connectone Bancorp Inc	46,224	1,271,160
CrossFirst Bankshares Inc (b)	55,810	966,071
Cullen/Frost Bankers Inc (c)	83,008	11,672,585
Customers Bancorp Inc (b)	38,185	2,155,543
CVB Financial Corp	170,408	3,990,955
Dime Community Bancshares Inc	45,812	1,643,735
Eagle Bancorp Inc	39,261	1,152,703
Eagle Bancorp Montana Inc	9,718	169,093
East West Bancorp Inc	179,758	19,715,857
Eastern Bankshares Inc	248,896	4,639,421
ECB Bancorp Inc/MD (b)	10,190	152,748
Enterprise Bancorp Inc/MA	12,377	457,825
Enterprise Financial Services Corp	48,551	2,941,705
Equity Bancshares Inc Class A	17,234	827,060
Esquire Financial Holdings Inc (c)	8,460	657,257
ESSA Bancorp Inc	10,715	221,479
Evans Bancorp Inc	7,131	316,688
Farmers & Merchants Bancorp Inc/Archbold OH	16,204	543,158
Farmers National Banc Corp	49,101	768,431
FB Financial Corp	45,362	2,560,685
Fidelity D&D Bancorp Inc	6,142	329,825
Fifth District Bancorp Inc	6,430	80,054
Fifth Third Bancorp	877,786	42,186,395
Financial Institutions Inc	20,234	549,555
Finward Bancorp	4,918	153,442
Finwise Bancorp (b)	11,115	206,517
First Bancorp Inc/The	11,646	332,726
First Bancorp/Southern Pines NC	53,654	2,537,834
First Bancshares Inc/The	36,975	1,373,252
First Bank/Hamilton NJ	25,815	381,804
First Busey Corp	69,515	1,855,355
First Business Financial Services Inc	9,372	469,725
First Capital Inc	4,483	148,477
First Citizens BancShares Inc/NC Class A	15,537	35,657,415
First Commonwealth Financial Corp	132,573	2,496,350
First Community Bankshares Inc	21,152	976,588
First Community Corp/SC	9,977	259,502
First Financial Bancorp	124,040	3,662,901
First Financial Bankshares Inc	166,739	6,949,682
First Financial Corp/IN	13,898	678,778
First Financial Northwest Inc	10,384	234,678
First Foundation Inc	81,735	649,793
First Guaranty Bancshares Inc	8,007	114,580
First Hawaiian Inc (c)	166,057	4,584,834
First Horizon Corp	695,189	14,689,344
First Interstate BancSystem Inc Class A	111,595	3,902,477
First Interstate Bank of Calif	10,399	436,030
First Merchants Corp	75,915	3,321,281
First Mid Bancshares Inc	26,395	1,108,854
First National Corp/VA	6,367	158,029
First Northwest Bancorp	9,915	113,031
First of Long Island Corp/The	28,025	405,522
First Savings Financial Group Inc	7,212	216,793
First Seacoast Bancorp Inc (b)	4,810	44,108
First United Corp	7,712	274,856
First US Bancshares Inc	6,608	85,970
First Western Financial Inc (b)	9,519	211,417
Firstsun Capital Bancorp (b)	14,303	551,810
Five Star Bancorp	20,791	685,063
Flagstar Financial Inc (c)	386,536	4,626,836
Flushing Financial Corp	37,764	669,933
FNB Corp/PA	465,641	7,985,743
Franklin Financial Services Corp	5,419	181,211
FS Bancorp Inc	8,982	428,441
Fulton Financial Corp	235,955	5,091,909
FVCBankcorp Inc (b)	19,911	286,320
German American Bancorp Inc	38,507	1,732,045
Glacier Bancorp Inc	147,064	8,513,535
Glen Burnie Bancorp	3,248	20,430
Great Southern Bancorp Inc	11,182	716,431
Greene County Bancorp Inc	8,988	273,415
Guaranty Bancshares Inc/TX	11,836	435,802
Hancock Whitney Corp	112,043	6,653,113
Hanmi Financial Corp	39,233	1,037,713
Hanover Bancorp Inc/NY	5,732	144,389
Harborone Northeast Bancorp Inc	49,388	636,117
Hawthorn Bancshares Inc	8,353	270,637
HBT Financial Inc	16,449	393,954
Heartland Financial USA Inc	55,684	3,762,568
Heritage Commerce Corp	80,227	852,011
Heritage Financial Corp Wash	45,026	1,190,938
Hilltop Holdings Inc	59,516	1,883,681
Hingham Institution For Savings The (c)	2,342	663,395
Home Bancorp Inc	8,999	456,519
Home BancShares Inc/AR	240,672	7,643,743
Home Federal Bancorp Inc of Louisiana	2,282	29,438
HomeStreet Inc	22,835	271,280
HomeTrust Bancshares Inc	18,021	668,399
Hope Bancorp Inc	156,631	2,133,314
Horizon Bancorp Inc/IN	56,772	1,038,360
Huntington Bancshares Inc/OH	1,884,129	33,933,163
IF Bancorp Inc	2,965	66,801
Independent Bank Corp	55,170	3,993,756
Independent Bank Corp/MI	27,242	1,025,116
Independent Bank Group Inc	46,748	3,128,376
International Bancshares Corp	69,385	5,074,125
Investar Holding Corp	10,919	260,091
John Marshall Bancorp Inc	16,197	366,862
JPMorgan Chase & Co	3,690,351	921,554,452
Kearny Financial Corp/MD	73,626	583,118
Kentucky First Federal Bancorp	3,235	9,025
KeyCorp	1,203,417	23,442,563
Lake Shore Bancorp Inc	2,356	32,819
Lakeland Financial Corp	33,174	2,436,962
Landmark Bancorp Inc/Manhattan KS	5,096	127,094
LCNB Corp	17,242	302,425
LINKBANCORP Inc	35,294	268,234
Live Oak Bancshares Inc	43,815	2,076,831
M&T Bank Corp	216,590	47,647,634
Magyar Bancorp Inc	7,185	101,883
MainStreet Bancshares Inc	7,881	146,508
Mercantile Bank Corp	20,964	1,049,248
Meridian Corp	11,648	196,851
Metrocity Bankshares Inc	23,701	813,892
Metropolitan Bank Holding Corp (b)	12,642	820,971
Mid Penn Bancorp Inc	20,429	654,749
Middlefield Banc Corp (c)	9,410	291,522
Midland States Bancorp Inc	27,918	749,598
MidWestOne Financial Group Inc	18,782	618,867
MVB Financial Corp	15,435	333,087
National Bank Holdings Corp Class A	49,266	2,351,959
National Bankshares Inc VA	8,332	267,457
NB Bancorp Inc	49,945	1,005,892
Nbt Bancorp Inc	61,251	3,069,900
Nicolet Bankshares Inc	17,119	1,907,057
Northeast Bank	8,555	842,240
Northeast Community Bancorp Inc	17,206	518,761
Northfield Bancorp Inc	48,724	651,927
Northrim BanCorp Inc	7,176	610,462
Northwest Bancshares Inc	166,319	2,441,563
Norwood Financial Corp	9,644	298,000
NSTS Bancorp Inc (b)	5,181	57,975
Oak Valley Bancorp	8,651	269,565
OceanFirst Financial Corp	75,879	1,569,178
Ohio Valley Banc Corp	4,926	133,889
Old National Bancorp/IN (c)	413,558	9,578,003
Old Point Financial Corp	5,746	129,400
Old Second Bancorp Inc	58,135	1,081,311
OP Bancorp	14,367	248,908
OptimumBank Holdings Inc (b)	10,649	50,796
Orange County Bancorp Inc	5,829	347,642
Origin Bancorp Inc	37,922	1,303,000
Orrstown Financial Services Inc	25,234	996,743
Pacific Premier Bancorp Inc	125,202	3,555,737
Park National Corp	18,876	3,593,235
Parke Bancorp Inc	12,951	305,773
Pathfinder Bancorp Inc	3,130	55,933
Pathward Financial Inc	32,403	2,717,964
Patriot National Bancorp Inc (b)	3,407	7,699
PB Bankshares Inc (b)	1,191	17,483
PCB Bancorp	14,836	318,826
Peapack-Gladstone Financial Corp	20,229	731,076
Penns Woods Bancorp Inc	9,218	297,557
Peoples Bancorp Inc/OH	45,319	1,589,791
Peoples Bancorp of North Carolina Inc	6,249	200,030
Peoples Financial Services Corp	12,315	679,665
Pinnacle Financial Partners Inc	99,175	12,606,134
Pioneer Bancorp Inc/NY (b)	12,757	150,277
Plumas Bancorp	7,073	354,357
PNC Financial Services Group Inc/The	515,523	110,693,099
Ponce Financial Group Inc (b)	28,897	373,638
Preferred Bank/Los Angeles CA	16,137	1,522,203
Premier Financial Corp	46,749	1,295,415
Primis Financial Corp	25,890	323,625
Princeton Bancorp Inc	6,181	229,130
Prosperity Bancshares Inc	123,452	10,336,636
Provident Bancorp Inc (b)	22,666	264,512
Provident Financial Holdings Inc	7,789	126,338
Provident Financial Services Inc	169,362	3,576,925
QCR Holdings Inc	21,780	2,006,156
RBB Bancorp	17,473	416,906
Red River Bancshares Inc	6,171	370,569
Regions Financial Corp	1,187,193	32,362,881
Renasant Corp	82,445	3,101,581
Republic Bancorp Inc/KY Class A	12,385	944,666
Rhinebeck Bancorp Inc (b)	4,238	42,253
Richmond Mutual BanCorp Inc	13,716	196,413
Riverview Bancorp Inc	25,233	140,800
S&T Bancorp Inc	49,775	2,129,872
Sandy Spring Bancorp Inc	58,639	2,209,518
SB Financial Group Inc	8,791	190,853
Seacoast Banking Corp of Florida	109,710	3,286,912
ServisFirst Bancshares Inc	65,087	6,234,033
Shore Bancshares Inc	39,877	655,977
Sierra Bancorp	16,509	519,538
Simmons First National Corp Class A	162,889	3,984,265
SmartFinancial Inc	18,465	669,541
Sound Financial Bancorp Inc	2,968	161,756
South Plains Financial Inc	15,667	609,290
Southern First Bancshares Inc (b)	9,852	440,286
Southern Missouri Bancorp Inc	12,170	798,961
Southern States Bancshares Inc	8,702	323,888
Southside Bancshares Inc	37,040	1,300,845
SouthState Corp	98,844	10,941,042
SR Bancorp Inc (b)	11,918	134,435
Stellar Bancorp Inc	61,984	1,922,124
Sterling Bancorp Inc/MI (b)	24,623	119,668
Stock Yards Bancorp Inc	35,149	2,675,542
Summit State Bank	6,246	47,907
Synovus Financial Corp	186,731	10,656,738
Territorial Bancorp Inc	8,894	96,144
Texas Capital Bancshares Inc (b)	59,865	5,295,059
Texas Community Bancshares Inc	780	11,699
TFS Financial Corp	69,614	984,342
Third Coast Bancshares Inc (b)	16,528	586,744
Timberland Bancorp Inc/WA	9,368	303,430
Tompkins Financial Corp	16,286	1,242,785
Towne Bank/Portsmouth VA	89,648	3,283,806
TriCo Bancshares	42,877	2,072,674
Triumph Financial Inc (b)	28,406	3,041,999
Truist Financial Corp	1,736,842	82,812,627
TrustCo Bank Corp NY	24,835	924,855
Trustmark Corp	79,306	3,101,658
UMB Financial Corp	57,501	7,215,800
Union Bankshares Inc/Morrisville VT	4,887	168,113
United Bancorp Inc/OH	6,736	92,081
United Bankshares Inc/WV	174,912	7,393,530
United Community Banks Inc/GA	154,762	5,232,503
United Security Bancshares/Fresno CA	18,137	178,287
Unity Bancorp Inc	7,896	358,478
Univest Financial Corp	37,957	1,205,514
US Bancorp	2,024,009	107,859,440
USCB Financial Holdings Inc	13,233	271,012
Valley National Bancorp	608,875	6,478,430
Veritex Holdings Inc	70,715	2,150,443
Village Bank and Trust Financial Corp	794	61,734
Virginia National Bankshares Corp	6,262	255,615
WaFd Inc	105,418	3,856,190
Washington Trust Bancorp Inc	22,253	826,476
Webster Financial Corp	222,293	13,733,262
Wells Fargo & Co	4,414,833	336,277,830
WesBanco Inc	77,259	2,730,333
West BanCorp Inc	19,570	467,136
Westamerica BanCorp	34,737	1,987,999
Western Alliance Bancorp	141,449	13,241,041
Western New England Bancorp Inc	24,349	228,394
William Penn Bancorp	9,587	126,740
Wintrust Financial Corp	86,163	11,891,356
WSFS Financial Corp	76,823	4,610,916
Zions Bancorp NA	191,436	11,585,707
		2,977,844,166
Capital Markets - 3.4%
Affiliated Managers Group Inc	38,635	7,245,608
AlTi Global Inc Class A (b)(c)	80,004	380,019
Ameriprise Financial Inc	127,351	73,095,653
Ares Management Corp Class A	239,145	42,264,096
Artisan Partners Asset Management Inc Class A	90,999	4,439,841
Associated Capital Group Inc Class A	2,884	104,660
B Riley Financial Inc (c)	21,699	127,048
Bakkt Holdings Inc Class A (b)(c)	8,227	229,122
Bank of New York Mellon Corp/The	957,157	78,362,444
Beneficient Class A (b)(c)	1,302	1,133
BGC Group Inc Class A	491,042	4,782,749
Binah Capital Group Inc	4,555	11,752
Blackrock Inc	180,608	184,725,862
Blackstone Inc	933,990	178,476,149
Blue Owl Capital Inc Class A	669,814	15,894,686
Bridge Investment Group Holdings Inc Class A	48,258	477,272
Brightsphere Investment Group Inc	35,945	1,120,765
CaliberCos Inc Class A (b)	8,199	3,663
Carlyle Group Inc/The	272,643	14,512,787
Cboe Global Markets Inc	135,734	29,298,184
Charles Schwab Corp/The	1,937,621	160,357,514
CME Group Inc Class A	467,064	111,161,232
Cohen & Co Inc	1,012	10,221
Cohen & Steers Inc (c)	34,821	3,644,366
Coinbase Global Inc Class A (b)	263,252	77,975,242
Diamond Hill Investment Group Inc	3,629	600,055
DigitalBridge Group Inc Class A	202,795	2,656,615
Dominari Holdings Inc (b)	4,839	8,178
Donnelley Financial Solutions Inc (b)	34,638	2,086,940
Ellington Credit Co (c)	34,137	229,742
Evercore Inc Class A	46,249	14,240,067
FactSet Research Systems Inc	49,332	24,205,732
Federated Hermes Inc Class B	102,263	4,371,743
Forge Global Holdings Inc Class A (b)	147,827	161,131
Franklin Resources Inc	400,347	9,111,898
GCM Grosvenor Inc Class A (c)	57,433	712,744
Goldman Sachs Group Inc/The	409,584	249,260,535
Great Elm Group Inc (b)	30,049	54,689
Hamilton Lane Inc Class A	52,595	10,119,278
Hennessy Advisors Inc	5,448	59,819
Heritage Global Inc (b)	40,807	71,412
Houlihan Lokey Inc Class A	68,902	13,028,679
Interactive Brokers Group Inc Class A	141,169	26,975,984
Intercontinental Exchange Inc	744,674	119,862,727
Invesco Ltd	583,698	10,559,097
Janus Henderson Group PLC	165,387	7,488,723
Jefferies Financial Group Inc	210,390	16,650,265
KKR & Co Inc Class A	874,755	142,471,347
Lazard Inc Class A	146,274	8,494,131
LPL Financial Holdings Inc	96,954	31,524,593
MarketAxess Holdings Inc	48,972	12,668,567
MarketWise Inc Class A	47,392	24,639
Marygold Companies Inc/The (b)	2,267	3,423
Moelis & Co Class A	91,304	7,028,582
Moody's Corp	203,108	101,549,938
Morgan Stanley	1,615,752	212,649,121
Morningstar Inc	34,991	12,392,063
MSCI Inc	102,001	62,182,870
Nasdaq Inc	536,659	44,537,330
Netcapital Inc (b)(c)	615	1,174
Northern Trust Corp	261,505	29,068,896
Open Lending Corp (b)	136,317	869,702
Oppenheimer Holdings Inc Class A	7,699	475,105
P10 Inc Class A	56,187	792,237
Perella Weinberg Partners Class A	68,329	1,754,005
Piper Sandler Cos	20,538	7,044,329
PJT Partners Inc Class A (c)	30,862	5,165,064
Raymond James Financial Inc	240,406	40,695,928
Robinhood Markets Inc Class A (b)	920,345	34,549,751
S&P Global Inc	415,321	217,009,376
SEI Investments Co	128,005	10,577,053
Siebert Financial Corp (b)	25,910	74,362
Silvercrest Asset Management Group Inc Class A	12,728	233,432
State Street Corp	387,305	38,153,416
StepStone Group Inc Class A	81,339	5,359,427
Stifel Financial Corp	132,932	15,393,526
StoneX Group Inc (b)	36,568	3,794,296
T Rowe Price Group Inc	288,814	35,766,726
TPG Inc Class A	113,619	7,948,785
Tradeweb Markets Inc Class A	150,841	20,438,956
US Global Investors Inc Class A	15,434	37,659
Value Line Inc	1,000	52,060
Victory Capital Holdings Inc Class A	58,961	4,096,610
Virtu Financial Inc Class A	106,234	3,963,591
Virtus Invt Partners Inc	8,630	2,131,351
Westwood Holdings Group Inc	7,994	126,305
WisdomTree Inc (c)	154,656	1,848,139
		2,624,165,986
Consumer Finance - 0.7%
Ally Financial Inc	355,625	14,217,888
American Express Co	728,438	221,940,490
Atlanticus Holdings Corp (b)	6,042	352,007
Bread Financial Holdings Inc	64,417	3,789,652
Capital One Financial Corp	495,237	95,090,456
Consumer Portfolio Services Inc (b)	10,483	108,603
Credit Acceptance Corp (b)	8,150	4,056,255
Dave Inc Class A (b)	9,555	942,887
Discover Financial Services	325,664	59,410,884
Encore Capital Group Inc (b)(c)	30,558	1,502,995
Enova International Inc (b)	34,205	3,608,970
EZCORP Inc Class A (b)	67,146	859,469
FirstCash Holdings Inc	50,486	5,495,906
Green Dot Corp Class A (b)	69,756	716,394
Katapult Holdings Inc Class A (b)	4,819	36,431
LendingClub Corp (b)	145,247	2,416,910
Lendingtree Inc (b)	14,217	628,534
Medallion Financial Corp (c)	22,821	214,974
Moneylion Inc Class A (b)	8,255	756,984
Navient Corp	101,077	1,574,780
Nelnet Inc Class A	23,254	2,532,826
NerdWallet Inc Class A (b)	51,272	717,808
Old Market Capital Corp (b)	8,531	50,844
OneMain Holdings Inc	156,125	8,953,769
Oportun Financial Corp (b)	37,830	150,562
OppFi Inc Class A	23,673	193,172
PRA Group Inc (b)	50,970	1,080,564
PROG Holdings Inc	54,912	2,672,018
Regional Management Corp	11,976	365,627
SLM Corp	281,916	7,718,860
SoFi Technologies Inc Class A (b)(c)	1,381,604	22,672,122
Synchrony Financial	512,565	34,608,389
Upstart Holdings Inc (b)(c)	101,023	7,959,602
World Acceptance Corp (b)	4,243	513,064
		507,910,696
Financial Services - 4.2%
Acacia Research Corp (b)	48,107	218,887
Affirm Holdings Inc Class A (b)	311,418	21,802,374
Alerus Financial Corp	30,331	668,495
Apollo Global Management Inc	583,596	102,146,808
AppTech Payments Corp (b)	27,953	13,079
AvidXchange Holdings Inc (b)	245,248	2,805,637
Berkshire Hathaway Inc Class B (b)	2,376,638	1,147,963,687
Better Home & Finance Holding Co Class A (b)	7,714	121,650
Block Inc Class A (b)	720,184	63,772,293
BM Technologies Inc Class A (b)(c)	11,631	55,538
Cannae Holdings Inc	72,149	1,565,633
Cass Information Systems Inc	15,839	710,696
Corebridge Financial Inc	353,144	11,431,271
Corpay Inc (b)	90,041	34,321,828
Enact Holdings Inc	38,114	1,341,994
Equitable Holdings Inc	414,536	19,993,071
Essent Group Ltd	137,703	7,956,479
Euronet Worldwide Inc (b)	54,747	5,755,552
Federal Agricultural Mortgage Corp Class A	6	990
Federal Agricultural Mortgage Corp Class C	13,022	2,779,806
Fidelity National Information Services Inc	707,643	60,361,948
Finance of America Cos Inc Class A (b)	10,175	197,802
Fiserv Inc (b)	746,644	164,978,458
FlexShopper Inc (b)	14,287	28,288
Flywire Corp (b)	144,184	3,274,419
Global Payments Inc	329,986	39,255,135
Guild Holdings Co Class A	12,455	168,143
HA Sustainable Infrastructure Capital Inc (c)	151,211	4,741,977
I3 Verticals Inc Class A (b)	28,175	698,740
Income Opportunity Realty Investors Inc (b)	596	9,542
International Money Express Inc (b)	39,849	839,618
Jack Henry & Associates Inc	94,544	16,656,762
Jackson Financial Inc	97,550	9,773,535
loanDepot Inc Class A (b)	91,076	204,921
Marqeta Inc Class A (b)	538,409	2,089,027
Mastercard Inc Class A	1,070,071	570,283,639
Merchants Bancorp/IN	35,590	1,469,155
MGIC Investment Corp	336,080	8,825,461
Mr Cooper Group Inc (b)	83,488	8,237,761
NCR Atleos Corp (b)	93,657	3,072,886
NewtekOne Inc	31,919	462,826
NMI Holdings Inc (b)	103,319	4,131,727
OLB Group Inc/The (b)	1,795	3,266
Onity Group Inc (b)	7,617	235,137
Paymentus Holdings Inc Class A (b)	24,072	910,162
Payoneer Global Inc (b)	328,608	3,585,113
PayPal Holdings Inc (b)	1,326,067	115,062,834
Paysign Inc (b)	42,741	144,892
PennyMac Financial Services Inc	41,078	4,400,686
Priority Technology Holdings Inc (b)	17,957	167,000
Radian Group Inc	195,025	6,979,945
Remitly Global Inc (b)	189,932	3,905,002
Repay Holdings Corp Class A (b)	95,569	772,198
Rocket Cos Inc Class A (b)	169,997	2,470,056
Ryvyl Inc (b)	6,323	10,939
Security National Financial Corp Class A	15,200	198,816
Sezzle Inc (b)	3,269	1,386,154
SHF Holdings Inc Class A (b)	37,899	17,593
Shift4 Payments Inc Class A (b)(c)	84,554	9,645,920
SWK Holdings Corp (b)	3,844	61,158
Toast Inc Class A (b)	526,241	22,912,533
USA Technologies Inc (b)	75,785	688,128
Usio Inc (b)	22,710	34,292
UWM Holdings Corp Class A	123,992	807,188
Velocity Financial Inc (b)	10,999	225,040
Visa Inc Class A	2,166,655	682,669,657
Voya Financial Inc	127,493	10,581,919
Walker & Dunlop Inc	41,604	4,583,929
Waterstone Financial Inc	23,435	353,634
Western Union Co/The	438,867	4,831,926
WEX Inc (b)	53,266	10,049,164
XBP Europe Holdings Inc Class A (b)	11,559	12,830
		3,212,894,649
Insurance - 2.3%
Abacus Life Inc Class A (b)	16,798	137,408
AFLAC Inc	653,747	74,527,158
Allstate Corp/The	342,487	71,028,379
Ambac Financial Group Inc (b)	61,173	785,461
American Coastal Insurance Corp (b)	31,971	438,962
American Financial Group Inc/OH	93,583	13,743,599
American International Group Inc	835,153	64,206,563
Amerisafe Inc	24,846	1,466,411
Aon PLC	281,739	110,312,088
Arch Capital Group Ltd	485,813	48,931,085
Arthur J Gallagher & Co	284,194	88,736,735
Assurant Inc	67,177	15,255,897
Assured Guaranty Ltd	64,105	5,979,714
Atlantic American Corp	6,507	9,761
Axis Capital Holdings Ltd	99,388	9,247,060
Baldwin Insurance Group Inc/The Class A (b)	86,633	4,241,552
Bowhead Specialty Holdings Inc	10,260	377,978
Brighthouse Financial Inc (b)	78,668	4,111,976
Brown & Brown Inc	307,127	34,736,064
Chubb Ltd	487,239	140,680,516
Cincinnati Financial Corp	202,709	32,398,979
Citizens Inc/TX Class A (b)(c)	58,467	261,932
CNA Financial Corp	28,110	1,417,868
CNO Financial Group Inc	137,147	5,472,165
Conifer Holdings Inc (b)	4,356	5,053
Crawford & Co Class A	20,081	237,960
Crawford & Co Class B	10,806	120,595
Donegal Group Inc Class A	21,294	354,332
eHealth Inc (b)	37,957	214,457
Employers Holdings Inc	32,324	1,724,809
Enstar Group Ltd (b)	16,176	5,252,347
Erie Indemnity Co Class A	32,364	14,258,284
Everest Group Ltd	56,128	21,752,968
F&G Annuities & Life Inc	22,790	1,101,441
Fidelity National Financial Inc/US	337,009	21,363,001
First American Financial Corp	133,474	9,363,201
Fundamental Global Inc (b)	832	31,225
Genworth Financial Inc Class A (b)	558,654	4,357,501
Globe Life Inc	116,479	12,957,124
GoHealth Inc Class A (b)	6,232	79,832
Goosehead Insurance Inc Class A (b)	31,425	3,963,321
Greenlight Capital Re Ltd Class A (b)	33,573	501,245
Hagerty Inc Class A (b)	30,558	359,973
Hanover Insurance Group Inc/The	46,692	7,704,647
Hartford Financial Services Group Inc/The	380,078	46,867,418
HCI Group Inc	10,985	1,338,742
Heritage Insurance Holdings Inc (b)	28,403	353,049
Hippo Holdings Inc (b)(c)	24,303	802,971
Horace Mann Educators Corp	52,996	2,218,943
ICC Holdings Inc (b)	1,242	28,690
Investors Title Co	1,918	549,526
James River Group Holdings Ltd	49,171	230,612
Kemper Corp	78,528	5,613,967
Kingstone Cos Inc (b)	11,439	191,603
Kinsale Capital Group Inc	28,696	14,590,194
Lemonade Inc (b)(c)	70,969	3,676,904
Lincoln National Corp	220,783	7,846,628
Loews Corp	235,925	20,461,775
Maiden Holdings Ltd (b)	59,614	97,171
Markel Group Inc (b)	16,785	29,926,312
Marsh & McLennan Cos Inc	637,794	148,752,695
MBIA Inc	55,289	380,941
Mercury General Corp	34,524	2,726,015
MetLife Inc	762,997	67,319,225
NI Holdings Inc (b)	8,534	137,739
Old Republic International Corp	308,408	12,018,660
Oscar Health Inc Class A (b)	251,736	4,362,585
Palomar Hldgs Inc (b)	34,013	3,683,608
Primerica Inc	43,848	13,274,982
Principal Financial Group Inc	276,346	24,066,973
ProAssurance Corp (b)	66,390	1,110,041
Progressive Corp/The	759,652	204,255,230
Prudential Financial Inc	463,080	59,927,183
Reinsurance Group of America Inc	85,390	19,503,076
Reliance Global Group Inc (b)(c)	1,460	2,205
RLI Corp	53,961	9,491,740
Root Inc/OH Class A (b)	9,909	989,017
Ryan Specialty Holdings Inc Class A	132,678	10,003,921
Safety Insurance Group Inc	19,324	1,658,772
Selective Insurance Group Inc	78,901	8,055,003
Selectquote Inc (b)	184,202	550,764
Skyward Specialty Insurance Group Inc (b)	42,771	2,314,339
Stewart Information Services Corp	35,962	2,700,387
The Travelers Companies, Inc.	295,657	78,656,588
Tiptree Inc Class A	27,822	634,063
Trupanion Inc (b)(c)	43,260	2,306,191
TWFG Inc Class A	16,226	572,940
United Fire Group Inc	27,729	848,507
Universal Insurance Holdings Inc	33,686	762,314
Unum Group	221,642	17,044,270
W R Berkley Corp	390,013	25,175,339
White Mountains Insurance Group Ltd	3,287	6,606,837
Willis Towers Watson PLC	131,721	42,414,162
		1,741,309,444
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
ACRES Commercial Realty Corp (b)	7,778	135,104
AG Mortgage Investment Trust Inc	39,048	266,698
AGNC Investment Corp (c)	1,016,809	9,822,375
Angel Oak Mortgage REIT Inc	19,626	192,531
Annaly Capital Management Inc	651,092	12,976,264
Apollo Commercial Real Estate Finance Inc	167,171	1,546,332
Arbor Realty Trust Inc (c)	245,337	3,599,094
Ares Commercial Real Estate Corp	71,895	519,082
ARMOUR Residential REIT Inc	64,694	1,224,010
Blackstone Mortgage Trust Inc Class A (c)	226,106	4,345,757
Brightspire Capital Inc Class A	171,904	1,089,871
Cherry Hill Mortgage Investment Corp	42,002	116,346
Chimera Investment Corp	104,620	1,552,561
Claros Mortgage Trust Inc	148,761	1,010,087
Dynex Capital Inc	97,972	1,229,549
Ellington Financial Inc (c)	113,513	1,403,021
Franklin BSP Realty Trust Inc	108,299	1,416,551
Granite Point Mortgage Trust Inc	66,811	237,179
Great Ajax Corp	59,544	181,014
Invesco Mortgage Capital Inc	73,458	613,374
Kkr Real Estate Finance Trust Inc	76,619	891,079
Ladder Capital Corp Class A	145,167	1,721,681
Lument Finance Trust Inc	57,335	151,364
Manhattan Bridge Capital Inc	12,875	69,202
MFA Financial Inc	134,718	1,496,717
New York Mortgage Trust Inc	119,104	731,299
Nexpoint Real Estate Finance Inc	11,699	207,891
Orchid Island Capital Inc (c)	94,510	736,233
Pennymac Mortgage Investment Trust	114,083	1,550,388
Ready Capital Corp (c)	220,562	1,625,542
Redwood Trust Inc	171,746	1,229,701
Rithm Capital Corp	675,547	7,599,904
Sachem Capital Corp	66,064	104,381
Seven Hills Realty Trust	17,968	239,334
Starwood Property Trust Inc	413,452	8,422,017
Sunrise Realty Trust Inc	7,136	110,822
TPG RE Finance Trust Inc	86,307	787,983
Two Harbors Investment Corp	139,275	1,636,481
		72,788,819
TOTAL FINANCIALS		11,136,913,760

Health Care - 10.6%
Biotechnology - 2.1%
180 Life Sciences Corp (b)	77	172
2seventy bio Inc (b)(c)	66,419	265,012
4D Molecular Therapeutics Inc (b)	49,223	385,908
89bio Inc (b)	118,131	1,061,998
Aadi Bioscience Inc (b)	26,524	62,066
AbbVie Inc	2,291,054	419,102,508
Abeona Therapeutics Inc (b)	53,599	342,498
Absci Corp (b)(c)	109,662	334,469
ABVC BioPharma Inc (b)	12,461	6,604
ACADIA Pharmaceuticals Inc (b)	159,425	2,601,816
ACELYRIN Inc (b)	92,452	420,657
Aceragen Inc (b)(c)(d)	3,176	1,222
Achieve Life Sciences Inc (b)	42,888	189,136
Acrivon Therapeutics Inc (b)(c)	17,598	133,393
Actinium Pharmaceuticals Inc (b)	40,883	58,872
Actuate Therapeutics Inc	3,852	31,317
Acumen Pharmaceuticals Inc (b)	42,090	95,544
Acurx Pharmaceuticals Inc (b)	18,296	22,870
Adicet Bio Inc (b)	79,908	90,296
ADMA Biologics Inc (b)	302,467	6,082,611
Adverum Biotechnologies Inc (b)	21,029	139,633
AEON Biopharma Inc Class A (b)	34,811	18,934
Aerovate Therapeutics Inc (b)	16,577	43,598
Aevi Genomic Medicine Inc rights (b)(d)	12,284	0
Agenus Inc (b)(c)	27,978	95,685
Agios Pharmaceuticals Inc (b)	73,823	4,384,348
Aileron Therapeutics Inc (b)	25,112	71,820
AIM ImmunoTech Inc (b)	71,505	16,453
Ainos Inc (b)	3,305	1,549
Akebia Therapeutics Inc (b)	250,663	516,366
Akero Therapeutics Inc (b)	81,997	2,632,104
Alaunos Therapeutics Inc (b)(c)	2,082	5,267
Aldeyra Therapeutics Inc (b)	56,472	276,713
Alector Inc (b)	106,249	275,185
Aligos Therapeutics Inc Class A (b)(c)	2,938	74,948
Alkermes PLC (b)	213,615	6,199,107
Allakos Inc (b)	99,369	102,350
Allarity Therapeutics Inc (b)(c)	1,934	2,127
Allogene Therapeutics Inc (b)(c)	198,314	491,819
Allovir Inc (b)	67,916	37,211
Alnylam Pharmaceuticals Inc (b)	166,526	42,142,735
Altimmune Inc (b)(c)	92,200	790,154
ALX Oncology Holdings Inc (b)	37,413	55,371
Alzamend Neuro Inc (b)(c)	1,393	1,811
Amgen Inc	696,918	197,137,195
Amicus Therapeutics Inc (b)	346,323	3,456,304
AnaptysBio Inc (b)	25,013	624,324
Anavex Life Sciences Corp (b)(c)	110,123	1,041,764
Anika Therapeutics Inc (b)	19,102	338,487
Anixa Biosciences Inc (b)	39,679	130,941
Annexon Inc (b)	112,666	607,270
Annovis Bio Inc (b)(c)	12,704	85,244
Apellis Pharmaceuticals Inc (b)	135,852	4,609,458
Apogee Therapeutics Inc (b)	42,083	1,900,047
Applied Therapeutics Inc (b)	110,392	224,096
AquaBounty Technologies Inc (b)(c)	3,881	3,842
Aravive Inc (b)(d)	41,978	1,683
Arbutus Biopharma Corp (b)	194,288	672,236
Arcellx Inc (b)	50,238	4,424,461
Arcturus Therapeutics Holdings Inc (b)	32,387	593,978
Arcus Biosciences Inc (b)	69,995	1,080,723
Arcutis Biotherapeutics Inc (b)(c)	136,582	1,781,029
Ardelyx Inc (b)	305,684	1,733,228
Armata Pharmaceuticals Inc (b)	15,505	35,662
ArriVent Biopharma Inc	29,238	875,970
Arrowhead Pharmaceuticals Inc (b)	161,238	4,197,025
ARS Pharmaceuticals Inc (b)(c)	68,136	988,653
Assembly Biosciences Inc (b)	5,469	93,192
Astria Therapeutics Inc (b)	46,135	479,343
Atara Biotherapeutics Inc (b)	5,901	71,845
Atossa Therapeutics Inc (b)(c)	154,224	200,491
aTyr Pharma Inc (b)	98,406	347,373
Aura Biosciences Inc (b)	50,156	466,952
Avalo Therapeutics Inc (b)	1,149	10,973
Avid Bioservices Inc (b)	82,544	1,013,640
Avidity Biosciences Inc (b)	151,931	6,537,591
Avita Medical Inc (b)	33,769	432,919
Azitra Inc (b)	7,561	3,970
Beam Therapeutics Inc (b)	95,425	2,611,782
Bio-Path Holdings Inc (b)	485	388
bioAffinity Technologies Inc (b)	11,541	14,080
Bioatla Inc (b)	52,244	87,770
BioCardia Inc (b)	1,938	4,380
BioCryst Pharmaceuticals Inc (b)	268,193	2,011,448
Biogen Inc (b)	188,893	30,341,883
Biohaven Ltd (b)	107,470	4,944,695
BioMarin Pharmaceutical Inc (b)	246,863	16,300,364
Biomea Fusion Inc (b)(c)	32,023	231,847
Biora Therapeutics Inc (b)(c)	1,408	2,746
BioRestorative Therapies Inc (b)	6,987	10,690
BioVie Inc (b)	5,158	14,442
Bioxcel Therapeutics Inc (b)(c)	43,002	17,575
Black Diamond Therapeutics Inc (b)	57,530	152,455
Bluebird Bio Inc (b)(c)	250,473	101,442
Blueprint Medicines Corp (b)	82,129	7,915,593
Bolt Biotherapeutics Inc (b)	29,669	18,964
Bone Biologics Corp (b)(c)	2,509	3,111
Boundless Bio Inc (b)	7,710	21,048
BrainStorm Cell Therapeutics Inc (b)(c)	6,846	11,981
Bridgebio Pharma Inc (b)	190,156	5,151,326
C4 Therapeutics Inc (b)	74,012	336,755
Cabaletta Bio Inc (b)	63,417	242,253
Calidi Biotherapeutics Inc Class A (b)	7,445	15,783
Candel Therapeutics Inc (b)	25,583	120,368
Capricor Therapeutics Inc (b)	38,898	739,451
Cardiff Oncology Inc (b)(c)	56,001	146,163
Cardio Diagnostics Holdings Inc (b)(c)	20,997	6,381
CareDx Inc (b)	68,491	1,680,769
Cargo Therapeutics Inc (b)(c)	47,023	854,878
Caribou Biosciences Inc (b)	110,114	241,150
Carisma Therapeutics Inc (b)(c)	28,453	24,675
Carisma Therapeutics Inc rights (b)(d)	236,808	2
Carmell Corp Class A (b)	16,963	5,250
Cartesian Therapeutics Inc (b)(c)	5,556	104,619
Cartesian Therapeutics Inc rights (b)(d)	145,588	62,603
Catalyst Pharmaceuticals Inc (b)	144,854	3,196,928
CEL-SCI Corp (b)(c)	83,419	54,940
Celcuity Inc (b)	34,913	446,886
Celldex Therapeutics Inc (b)	86,014	2,360,224
Cellectar Biosciences Inc (b)	40,859	62,923
Celularity Inc Class A (b)(c)	15,984	32,607
Century Therapeutics Inc (b)(c)	46,181	79,431
CervoMed Inc (b)	5,944	64,195
CG oncology Inc	58,253	2,024,292
Checkpoint Therapeutics Inc (b)(c)	47,659	209,223
Chimerix Inc (b)	95,807	84,310
Chinook Therapeutics Inc rights (b)(d)	8,006	0
Cibus Inc Class A (b)	21,944	106,648
Cidara Therapeutics Inc (b)	6,287	127,060
Clene Inc (b)	5,616	23,475
Climb Bio Inc (b)(c)	34,071	110,049
Coeptis Therapeutics Holdings Inc (b)	20,353	4,081
Cogent Biosciences Inc (b)	133,544	1,270,003
Cogent Biosciences Inc rights (b)(d)	4,804	0
Coherus Biosciences Inc (b)(c)	149,934	182,919
Compass Therapeutics Inc (b)	128,957	210,200
Corbus Pharmaceuticals Holdings Inc (b)(c)	15,686	279,525
Corvus Pharmaceuticals Inc (b)	65,025	591,077
Coya Therapeutics Inc (b)	16,851	109,869
Creative Medical Technology Holdings Inc (b)	1,441	3,804
Crinetics Pharmaceuticals Inc (b)	116,829	6,682,619
Cue Biopharma Inc (b)	63,393	77,339
Cullinan Therapeutics Inc (b)	67,707	910,659
Curis Inc (b)	7,904	34,699
Cyclacel Pharmaceuticals Inc (b)	1,664	691
Cyclerion Therapeutics Inc (b)(c)	2,325	5,115
Cyclo Therapeutics Inc (b)(c)	17,413	11,566
Cyteir Therapeutics Inc (d)	28,186	0
Cytokinetics Inc (b)	152,513	7,909,324
CytomX Therapeutics Inc (b)	103,226	109,420
Day One Biopharmaceuticals Inc (b)	86,752	1,208,455
Denali Therapeutics Inc (b)	159,729	3,993,225
Dermata Therapeutics Inc (b)	1,826	2,063
Design Therapeutics Inc (b)(c)	38,200	229,200
DiaMedica Therapeutics Inc (b)	33,951	191,993
Dianthus Therapeutics Inc (b)(c)	23,251	557,792
Dianthus Therapeutics Inc rights (b)(d)	47,835	0
Disc Medicine Inc (b)	25,746	1,633,584
Dogwood Therapeutics Inc (b)(c)	1,390	3,308
Dogwood Therapeutics Inc (d)	1,051	0
Dyadic International Inc (b)	24,111	41,230
Dynavax Technologies Corp (b)	158,229	2,034,825
Dyne Therapeutics Inc (b)	101,600	3,109,976
Edesa Biotech Inc (b)	3,059	7,495
Editas Medicine Inc (b)(c)	99,538	222,965
Eledon Pharmaceuticals Inc (b)	48,878	227,771
Elevation Oncology Inc (b)	67,543	42,957
Elicio Therapeutics Inc (b)	7,977	40,603
Elutia Inc (b)	23,007	95,249
Emergent BioSolutions Inc (b)	68,657	694,809
Enanta Pharmaceuticals Inc (b)	25,772	221,639
Ensysce Biosciences Inc (b)(c)	2,144	1,059
Entero Therapeutics Inc (b)	4,519	2,052
Entrada Therapeutics Inc (b)	30,020	597,098
Equillium Inc (b)	24,554	18,440
Erasca Inc (b)(c)	278,688	797,048
Estrella Immunopharma Inc (b)	13,413	15,559
Eterna Therapeutics Inc (b)(c)	3,129	1,330
Exact Sciences Corp (b)	239,686	14,879,707
Exagen Inc (b)	10,962	43,519
Exelixis Inc (b)	369,964	13,488,887
Exicure Inc (b)(c)	1,244	36,686
Fate Therapeutics Inc (b)	118,484	375,594
Fibrobiologics Inc (c)	32,903	86,206
FibroGen Inc (b)	131,703	55,934
Foghorn Therapeutics Inc (b)	44,702	357,169
Forte Biosciences Inc (b)(c)	1,581	34,324
Fortress Biotech Inc (b)(c)	22,655	48,255
Gain Therapeutics Inc (b)	33,442	62,202
Galectin Therapeutics Inc (b)(c)	63,756	184,255
Genelux Corp (b)(c)	36,420	97,970
Generation Bio CO (b)	63,734	96,876
Genprex Inc (b)(c)	1,363	1,486
GeoVax Labs Inc (b)(c)	6,977	18,419
Geron Corp (b)	680,877	2,805,213
Gilead Sciences Inc	1,614,854	149,503,183
GlycoMimetics Inc (b)(c)	64,457	22,360
Gossamer Bio Inc (b)	247,087	172,491
GRAIL Inc (c)	34,635	606,113
Greenwich Lifesciences Inc (b)(c)	7,361	104,894
GT Biopharma Inc (b)	1,152	3,352
Gyre Therapeutics Inc (b)	21,787	272,556
Gyre Therapeutics Inc rights (b)(d)	34,507	0
Halozyme Therapeutics Inc (b)	164,262	7,917,428
HCW Biologics Inc (b)	21,298	10,053
Heron Therapeutics Inc (b)(c)	181,902	216,463
HilleVax Inc (b)	31,176	60,170
Hookipa Pharma Inc (b)	8,962	22,584
Humacyte Inc Class A (b)(c)	116,036	524,483
iBio Inc (b)	11,519	33,866
Ideaya Biosciences Inc (b)	109,507	2,996,112
IGM Biosciences Inc (b)(c)	25,190	252,908
Immix Biopharma Inc (b)	18,698	39,453
ImmuCell Corp (b)	7,193	29,204
Immuneering Corp (b)	27,519	57,515
Immunic Inc (b)	117,467	145,659
ImmunityBio Inc (b)(c)	207,878	1,047,705
Immunome Inc (b)	70,120	950,126
Immunovant Inc (b)	85,398	2,408,224
Imunon Inc (b)(c)	18,871	15,908
IN8bio Inc (b)	36,345	10,943
Incyte Corp (b)	207,358	15,466,833
Indaptus Therapeutics Inc (b)(c)	9,314	9,500
Inhibikase Therapeutics Inc (b)(c)	8,577	25,045
Inhibrx Biosciences Inc	12,639	192,871
Inmune Bio Inc (b)(c)	17,664	89,203
Inovio Pharmaceuticals Inc (b)(c)	33,980	146,794
Inozyme Pharma Inc (b)	61,730	167,288
Insmed Inc (b)	222,883	16,751,886
Instil Bio Inc (b)	5,007	134,738
Intellia Therapeutics Inc (b)	131,770	2,058,247
Intensity Therapeutics Inc (b)	8,141	24,097
Invivyd Inc (b)	74,943	52,355
Ionis Pharmaceuticals Inc (b)	204,399	7,303,176
Iovance Biotherapeutics Inc (b)	291,513	2,716,901
Ironwood Pharmaceuticals Inc Class A (b)	181,804	639,950
iTeos Therapeutics Inc (b)	35,479	303,345
Janux Therapeutics Inc (b)	35,239	1,593,155
Jasper Therapeutics Inc Class A (b)	14,921	340,348
KALA BIO Inc (b)	4,997	33,580
KalVista Pharmaceuticals Inc (b)(c)	41,676	419,261
Karyopharm Therapeutics Inc (b)(c)	161,696	136,649
Keros Therapeutics Inc (b)	41,847	2,416,246
Kezar Life Sciences Inc (b)	8,274	61,807
Kineta Inc rights (b)(d)	24,450	0
Klotho Neurosciences Inc (b)(c)	12,306	4,775
Kodiak Sciences Inc (b)	41,504	276,832
Korro Bio Inc (b)	7,483	389,565
Korro Bio Inc rights (b)(d)	44,231	0
Kronos Bio Inc (b)	56,060	53,257
Krystal Biotech Inc (b)	32,815	6,478,337
Kura Oncology Inc (b)	99,495	1,098,425
Kymera Therapeutics Inc (b)	57,753	2,705,728
Kyverna Therapeutics Inc	29,033	167,520
Lantern Pharma Inc (b)	10,371	33,291
Larimar Therapeutics Inc (b)	41,534	262,910
Leap Therapeutics Inc (b)(c)	39,372	117,329
LENZ Therapeutics Inc (c)	21,070	750,092
Lexeo Therapeutics Inc (b)	31,725	261,097
Lexicon Pharmaceuticals Inc (b)	239,180	192,229
Lineage Cell Therapeutics Inc (b)	245,704	140,518
Lisata Therapeutics Inc (b)	5,461	15,291
Lixte Biotechnology Holdings Inc (b)(c)	2,706	6,034
Longeveron Inc (b)(c)	17,087	35,028
Lumos Pharma Inc (b)	7,100	30,601
Lyell Immunopharma Inc (b)	212,804	201,121
MacroGenics Inc (b)	81,373	292,129
Madrigal Pharmaceuticals Inc (b)	21,970	7,210,334
MAIA Biotechnology Inc (b)(c)	25,087	55,442
MannKind Corp (b)	356,587	2,417,660
Marker Therapeutics Inc (b)	9,241	32,251
Matinas BioPharma Holdings Inc (b)	6,298	4,050
MediciNova Inc (b)	63,969	132,416
MediPacific Inc Class A rights (b)(d)	30,820	0
MEI Pharma Inc	7,381	20,741
Merrimack Pharmaceuticals Inc (b)(d)	19,085	0
Mersana Therapeutics Inc (b)	122,674	279,697
Metagenomi Inc	33,157	68,635
MetaVia Inc (b)	4,667	11,527
MetaVia Inc rights (b)(d)	159	0
MiMedx Group Inc (b)	152,406	1,409,756
Mineralys Therapeutics Inc (b)	30,273	386,586
Minerva Neurosciences Inc (b)	7,028	15,391
MiNK Therapeutics Inc (b)(c)	11,662	8,572
Mirum Pharmaceuticals Inc (b)(c)	52,030	2,404,827
Moderna Inc (b)	438,759	18,892,963
Molecular Templates Inc (b)(c)	7,016	2,659
Moleculin Biotech Inc (b)	3,218	8,946
Monopar Therapeutics Inc (b)	2,183	49,183
Monte Rosa Therapeutics Inc (b)	57,403	594,695
Mural Oncology PLC	21,853	87,193
Mustang Bio Inc (b)	43,574	8,693
Myriad Genetics Inc (b)	117,829	1,917,078
NanoViricides Inc (b)(c)	16,433	22,349
Natera Inc (b)	160,430	26,916,945
NeuBase Therapeutics Inc (b)(d)	1,425	523
Neurocrine Biosciences Inc (b)	130,974	16,600,955
Neurogene Inc (b)	11,820	300,583
Neurogene Inc rights (b)(d)	7,393	0
NextCure Inc (b)	29,595	34,626
Nkarta Inc (b)	61,542	176,626
NKGen Biotech Inc (b)	16,106	6,442
Novavax Inc (b)(c)	207,800	1,812,016
Nurix Therapeutics Inc (b)	77,805	1,720,269
Nuvalent Inc Class A (b)	48,404	4,679,699
Nuvectis Pharma Inc (b)(c)	8,883	44,770
Ocean Biomedical Inc Class A (b)	13,056	9,022
Ocugen Inc (b)(c)	374,383	367,682
Olema Pharmaceuticals Inc (b)	49,020	496,082
Omega Therapeutics Inc (b)(c)	28,054	24,772
OmniAb Operations Inc (b)(d)	7,074	20,232
OmniAb Operations Inc (b)(d)	7,074	18,534
Oncocyte Corp (b)	14,756	35,857
Onconetix Inc (b)(c)	166	115
Oncternal Therapeutics Inc (b)	3,304	2,293
Oncternal Therapeutics Inc rights (b)(d)	780	0
OnKure Therapeutics Inc Class A (b)(c)	2,532	39,043
Oragenics Inc (b)	6,126	1,948
Organogenesis Holdings Inc Class A (b)	96,307	372,708
Organovo Holdings Inc (b)	19,617	9,024
ORIC Pharmaceuticals Inc (b)(c)	59,603	590,070
Oruka Therapeutics Inc	1,547	33,616
Outlook Therapeutics Inc (b)(c)	19,446	39,864
Ovid therapeutics Inc (b)	76,344	87,032
Palatin Technologies Inc (b)(c)	25,844	29,462
Palisade Bio Inc (b)(c)	1,524	3,749
Palisade Bio Inc rights (b)(d)	122	0
Pasithea Therapeutics Corp (b)	880	2,719
Passage Bio Inc (b)	67,814	76,630
PDL BioPharma Inc (b)(d)	91,243	14,832
PDS Biotechnology Corp (b)(c)	47,615	104,277
PepGen Inc (b)	21,748	109,827
Perspective Therapeutics Inc (b)	68,443	297,727
PharmaCyte Biotech Inc (b)	12,896	22,826
Phio Pharmaceuticals Corp (b)(c)	1,131	3,110
Pieris Pharmaceuticals Inc (b)	1,712	28,111
Plus Therapeutics Inc (b)	8,280	10,930
PMV Pharmaceuticals Inc (b)	52,186	84,541
Poseida Therapeutics Inc (b)	90,760	844,976
Praxis Precision Medicines Inc (b)	21,446	1,719,326
Precigen Inc (b)	192,074	179,032
Precision BioSciences Inc (b)	8,190	59,705
Prelude Therapeutics Inc (b)(c)	25,821	27,112
Prime Medicine Inc (b)(c)	69,304	228,010
ProKidney Corp Class A (b)(c)	116,422	232,844
Protagenic Therapeutics Inc (b)	3,289	1,970
Protagonist Therapeutics Inc (b)	76,453	3,348,641
Protara Therapeutics Inc (b)(c)	22,243	66,951
PTC Therapeutics Inc (b)	99,746	4,376,854
Puma Biotechnology Inc (b)	46,562	157,845
Pyxis Oncology Inc (b)(c)	58,833	118,254
Q32 Bio Inc (b)	6,451	173,597
Q32 Bio Inc rights (b)(d)	47,190	0
Qualigen Therapeutics Inc (b)	58	264
Quince Therapeutics Inc (b)(c)	45,135	92,527
Rallybio Corp (b)	30,104	35,222
RAPT Therapeutics Inc (b)	41,234	51,955
Recursion Pharmaceuticals Inc Class A (b)(c)	367,510	2,598,296
Regeneron Pharmaceuticals Inc (b)	137,636	103,257,280
REGENXBIO Inc (b)	58,954	584,824
Regulus Therapeutics Inc (b)	59,663	96,057
Relay Therapeutics Inc (b)	164,609	773,662
Renovaro Inc (b)	106,907	80,864
RenovoRx Inc (b)	31,194	39,616
Replimune Group Inc (b)	77,145	1,086,202
Revelation Biosciences Inc (b)	2,942	2,262
REVOLUTION Medicines Inc (b)	203,664	11,781,962
Rezolute Inc/old (b)	59,820	301,493
Rhythm Pharmaceuticals Inc (b)	67,417	4,182,551
Rigel Pharmaceuticals Inc (b)	22,846	630,778
Rocket Pharmaceuticals Inc (b)	92,173	1,326,369
Roivant Sciences Ltd (b)	566,005	7,193,924
SAB Biotherapeutics Inc (b)	9,834	28,715
Sage Therapeutics Inc (b)	69,526	380,307
Sagimet Biosciences Inc Class A (b)(c)	30,660	174,455
Salarius Pharmaceuticals Inc (b)	1,659	2,489
Salarius Pharmaceuticals Inc warrants 1/20/2025 (b)	2,725	0
Sana Biotechnology Inc (b)(c)	167,770	466,401
Sangamo Therapeutics Inc (b)	248,678	562,012
Sarepta Therapeutics Inc (b)	123,701	16,494,291
Savara Inc (b)	144,835	486,646
Scholar Rock Holding Corp (b)	92,555	3,692,945
Scorpius Holdings Inc (b)(c)	3,451	2,105
SELLAS Life Sciences Group Inc (b)(c)	83,669	94,546
Sensei Biotherapeutics Inc (b)	17,480	9,460
Senti Biosciences Inc Class A (b)(c)	3,729	8,055
Sera Prognostics Inc Class A (b)	31,835	214,568
Seres Therapeutics Inc (b)(c)	166,038	162,717
Serina Therapeutics Inc (b)	3,720	19,530
Serina Therapeutics Inc warrants 7/31/2025 (b)	174	77
Shattuck Labs Inc (b)	53,729	59,102
Shuttle Pharmaceuticals Holdings Inc (b)	501	425
Silo Pharma Inc (b)	6,926	6,926
Skye Bioscience Inc (b)	22,111	99,278
Soleno Therapeutics Inc (b)	30,806	1,623,784
Solid Biosciences Inc (b)	26,637	151,831
Soligenix Inc (b)	2,930	9,845
Sonnet BioTherapeutics Holdings Inc (b)(c)	763	1,961
Spectrum Pharmaceuticals Inc rights (b)(d)	247,249	1
Spero Therapeutics Inc (b)	58,448	66,631
SpringWorks Therapeutics Inc (b)	96,331	3,995,810
Spruce Biosciences Inc (b)	36,510	20,172
Spyre Therapeutics Inc (b)	64,044	1,820,771
Spyre Therapeutics Inc rights (b)(d)	74,199	1
Stoke Therapeutics Inc (b)	51,347	621,812
Summit Therapeutics Inc (b)(c)	178,578	3,296,550
Surface Oncology Inc rights (b)(d)	58,553	1
Surrozen Inc Class A (b)	2,592	31,622
Sutro Biopharma Inc (b)	97,941	259,544
Synaptogenix Inc (b)	1,748	4,973
Syndax Pharmaceuticals Inc (b)	110,520	1,847,894
Synlogic Inc (b)	9,537	13,256
Syros Pharmaceuticals Inc (b)	23,730	6,443
T2 Biosystems Inc (b)(c)	8,738	5,001
Tango Therapeutics Inc (b)	84,915	334,565
Taysha Gene Therapies Inc (b)	186,201	603,291
Tectonic Therapeutic Inc (b)	8,825	439,309
Tectonic Therapeutic Inc rights (b)(d)	4,005	0
Tempest Therapeutics Inc (b)(c)	29,135	27,678
Tenax Therapeutics Inc (b)	4,483	23,939
Tenaya Therapeutics Inc (b)(c)	72,750	259,718
Tevogen Bio Holdings Inc Class A (b)(c)	13,545	17,744
TG Therapeutics Inc (b)(c)	173,128	6,024,854
Tharimmune Inc (b)	1,350	2,808
Theriva Biologics Inc (b)(c)	594	855
Tonix Pharmaceuticals Holding Corp (b)(c)	725	138
Tourmaline Bio Inc (b)	24,277	632,173
TransCode Therapeutics Inc (b)	22,623	7,873
Travere Therapeutics Inc (b)	88,305	1,661,017
TriSalus Life Sciences Inc Class A (b)	23,659	107,885
TScan Therapeutics Inc (b)	62,996	300,491
Turnstone Biologics Corp (b)	20,449	10,531
Twist Bioscience Corp (b)	76,016	3,738,467
Tyra Biosciences Inc (b)	27,410	429,789
Ultragenyx Pharmaceutical Inc (b)	119,506	5,692,071
Unicycive Therapeutics Inc (b)	54,032	37,223
United Therapeutics Corp (b)	57,710	21,380,978
United Therapeutics Corp rights (b)(d)	29,360	0
UNITY Biotechnology Inc (b)	20,964	25,995
Vaccinex Inc (b)	784	2,932
Vanda Pharmaceuticals Inc (b)	75,472	388,681
Vaxart Inc (b)	275,450	165,876
Vaxcyte Inc (b)	145,354	13,712,696
Vera Therapeutics Inc Class A (b)	69,959	3,480,460
Veracyte Inc (b)	99,688	4,281,600
Verastem Inc (b)	52,187	278,679
Vericel Corp (b)	63,625	3,699,158
Vertex Pharmaceuticals Inc (b)	334,772	156,716,816
Verve Therapeutics Inc (b)(c)	87,294	489,719
Vigil Neuroscience Inc (b)	26,407	65,225
Viking Therapeutics Inc (b)	143,715	7,608,272
Vincerx Pharma Inc (b)	34,436	9,739
Vir Biotechnology Inc (b)	118,708	944,916
Viracta Therapeutics Inc (b)(c)	28,467	4,017
Viridian Therapeutics Inc (b)	82,234	1,772,143
Viridian Therapeutics Inc rights (b)(d)	33,262	0
Vistagen Therapeutics Inc (b)	28,818	81,843
Vor BioPharma Inc (b)	50,115	41,701
Voyager Therapeutics Inc (b)	58,787	403,279
vTv Therapeutics Inc Class A (b)(c)	1,232	19,700
Werewolf Therapeutics Inc (b)	39,337	78,674
X4 Pharmaceuticals Inc (b)	166,591	65,470
XBiotech Inc (b)	25,642	195,136
Xencor Inc (b)	80,198	2,053,069
Xenetic Biosciences Inc (b)	1,823	7,857
Xilio Therapeutics Inc (b)	43,217	47,107
XOMA Royalty Corp (b)	10,302	344,602
Y-mAbs Therapeutics Inc (b)	43,510	518,639
Zentalis Pharmaceuticals Inc (b)	71,981	259,851
ZyVersa Therapeutics Inc Class A (b)(c)	1,394	1,492
		1,621,641,593
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	2,256,783	268,038,117
Accelerate Diagnostics Inc (b)(c)	17,826	29,591
Accuray Inc Del (b)	128,412	286,359
Adagio Medical Holdings Inc	2,936	7,780
Aethlon Medical Inc (b)	17,412	7,139
Align Technology Inc (b)	91,069	21,198,131
Alphatec Holdings Inc (b)	130,989	1,372,765
AngioDynamics Inc (b)	52,529	364,026
Apyx Medical Corp (b)	38,484	61,959
Artivion Inc (b)	48,865	1,442,495
Aspira Women's Health Inc (b)(c)	12,333	10,606
AtriCure Inc (b)	63,215	2,285,854
Autonomix Medical Inc (c)	738	3,631
Avanos Medical Inc (b)	59,659	1,143,066
Avinger Inc (b)(c)	2,859	2,402
Axogen Inc (b)	56,939	791,452
Baxter International Inc	661,791	22,308,975
Becton Dickinson & Co	374,879	83,185,650
Beyond Air Inc (b)(c)	46,053	23,717
Biomerica Inc (b)(c)	19,838	7,727
Bioventus Inc (b)	53,322	655,327
Bluejay Diagnostics Inc (b)	1	3
Boston Scientific Corp (b)	1,909,953	173,156,339
Butterfly Network Inc Class A (b)	205,550	676,260
Catheter Precision Inc (b)	48	20
Cerus Corp (b)	241,071	445,981
ClearPoint Neuro Inc (b)(c)	34,194	422,980
Co-Diagnostics Inc (b)	39,148	34,873
CONMED Corp	40,009	2,962,266
Cooper Cos Inc/The (b)	258,233	26,975,019
Cutera Inc (b)(c)	27,755	13,514
CVRx Inc (b)	15,567	238,486
CytoSorbents Corp (b)(c)	60,946	59,118
Delcath Systems Inc (b)	30,254	359,418
DENTSPLY SIRONA Inc	263,145	5,170,799
Dexcom Inc (b)	519,794	40,538,734
DIH Holdings US Inc Class A (b)	29,913	41,878
Edwards Lifesciences Corp (b)	781,344	55,748,894
Ekso Bionics Holdings Inc (b)	24,854	17,274
ElectroCore Inc (b)	6,422	78,348
Electromed Inc (b)	8,487	261,230
Embecta Corp	74,780	1,557,667
ENDRA Life Sciences Inc (b)	5	28
Enovis Corp (b)	72,347	3,531,257
Envista Holdings Corp (b)	222,987	4,970,380
Envoy Medical Inc Class A (b)	9,534	21,738
enVVeno Medical Corp (b)	17,089	53,147
Femasys Inc (b)(c)	27,036	30,280
FONAR Corp (b)	8,098	133,374
Fractyl Health Inc	9,502	24,325
GE HealthCare Technologies Inc	592,547	49,311,761
Glaukos Corp (b)	71,283	10,239,803
Globus Medical Inc Class A (b)	146,545	12,545,717
Haemonetics Corp (b)	66,365	5,804,947
HeartBeam inc (b)	29,086	89,003
HeartSciences Inc (b)	1,197	3,543
Helius Medical Technologies Inc (b)(c)	4,530	2,207
Hologic Inc (b)	301,151	23,941,505
Hyperfine Inc Class A (b)	76,134	76,895
ICU Medical Inc (b)	31,691	5,196,056
IDEXX Laboratories Inc (b)	106,748	45,020,969
Inari Medical Inc (b)	64,997	3,374,644
Innovative Eyewear Inc (b)(c)	1,317	8,916
Inogen Inc (b)	30,761	298,689
Inspire Medical Systems Inc (b)	38,695	7,458,848
Insulet Corp (b)	90,951	24,263,908
Integer Holdings Corp (b)	43,489	6,110,205
Integra LifeSciences Holdings Corp (b)	86,476	2,125,580
Intelligent Bio Solutions Inc (b)(c)	4,452	7,123
Intuitive Surgical Inc (b)	460,082	249,364,444
iRadimed Corp	10,423	562,112
iRhythm Technologies Inc (b)	40,503	3,522,343
IRIDEX Corp (b)	16,065	29,399
Kewaunee Scientific Corp (b)	2,730	113,923
Know Labs Inc (b)	112,942	27,366
KORU Medical Systems Inc (b)	56,771	225,949
Lantheus Holdings Inc (b)	90,079	8,041,352
LeMaitre Vascular Inc	26,571	2,842,831
LENSAR Inc (b)	12,452	93,764
LivaNova PLC (b)	70,419	3,696,998
LogicMark Inc (b)	19	35
Lucid Diagnostics Inc (b)	23,997	23,995
Masimo Corp (b)	57,268	9,881,021
Medtronic PLC	1,663,662	143,973,309
Merit Medical Systems Inc (b)	75,495	7,843,931
Microbot Medical Inc (b)(c)	22,796	22,208
Milestone Scientific Inc (b)	67,705	67,028
Modular Medical Inc (b)	38,570	65,569
Monogram Technologies Inc (b)	26,491	53,512
Myomo Inc (b)	28,704	161,316
NanoVibronix Inc (b)	1,540	1,113
NAYA Biosciences Inc (b)(c)	6,166	5,998
Neogen Corp (b)(c)	255,760	3,626,677
Neuraxis Inc (b)(c)	4,261	12,668
NeuroMetrix Inc (b)	2,172	9,665
Neuronetics Inc (b)	36,804	36,804
NeuroOne Medical Technologies Corp (b)	37,969	24,908
NeuroPace Inc (b)	18,554	196,672
Nevro Corp (b)	48,297	222,166
Nexalin Technology Inc (b)	11,742	49,082
Nexgel Inc (b)	7,306	23,233
Novocure Ltd (b)	127,714	2,559,389
Nuwellis Inc (b)(c)	1,855	2,467
Omnicell Inc (b)	59,705	2,781,656
OraSure Technologies Inc (b)	96,990	368,562
Orchestra BioMed Holdings Inc (b)	34,428	193,830
Orthofix Medical Inc (b)	49,578	968,258
OrthoPediatrics Corp (b)	21,120	548,698
Outset Medical Inc (b)(c)	68,039	60,977
Owlet Inc Class A (b)	8,032	39,036
Paragon 28 Inc (b)(c)	50,966	525,459
PAVmed Inc (b)	12,442	12,069
Penumbra Inc (b)	50,393	12,301,939
Precision Optics Corp Inc/Mass (b)	6,786	32,573
Predictive Oncology Inc (b)(c)	9,279	7,470
Pro-Dex Inc (b)	2,953	150,603
PROCEPT BioRobotics Corp (b)(c)	66,731	6,378,816
Pulmonx Corp (b)	51,015	329,047
Pulse Biosciences Inc (b)(c)	23,884	511,118
Pulse Biosciences Inc warrants 6/26/2029 (b)(c)	2,579	17,852
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	2,579	17,852
QT Imaging Holdings Inc (b)	10,256	5,579
QuidelOrtho Corp (b)	85,455	3,503,655
ReShape Lifesciences Inc (b)(c)	613	3,592
ResMed Inc	190,600	47,463,212
Retractable Technologies Inc (b)	14,374	8,912
Rockwell Medical Inc (b)	36,197	82,891
RxSight Inc (b)	44,288	2,076,221
Sanara Medtech Inc (b)(c)	4,569	166,037
SeaStar Medical Holding Corp Class A (b)(c)	5,467	13,668
Semler Scientific Inc (b)(c)	7,315	417,101
Senseonics Holdings Inc (b)(c)	694,688	216,326
Sensus Healthcare Inc (b)	17,413	148,185
SI-BONE Inc (b)	48,842	662,298
Sight Sciences Inc (b)	40,752	162,600
SiNtx Technologies Inc (b)	982	3,938
Solventum Corp	179,173	12,812,661
Spectral AI Inc Class A (b)(c)	11,713	22,489
STAAR Surgical Co (b)	63,865	1,858,472
Stereotaxis Inc (b)	96,322	230,210
STERIS PLC	127,918	28,021,717
Strata Skin Sciences Inc (b)	3,055	8,890
Stryker Corp	444,688	174,384,399
Surmodics Inc (b)	18,443	727,576
Tactile Systems Technology Inc (b)	31,214	609,922
Tandem Diabetes Care Inc (b)	84,979	2,602,907
Tela Bio Inc (b)	18,917	59,399
Teleflex Inc	61,103	11,783,714
Tenon Medical Inc (b)(c)	306	701
Tivic Health Systems Inc (b)(c)	1,717	438
TransMedics Group Inc (b)	43,288	3,753,502
Treace Medical Concepts Inc (b)	56,568	481,959
UFP Technologies Inc (b)	9,459	3,054,500
Utah Medical Products Inc	4,216	275,094
Varex Imaging Corp (b)	53,026	884,474
Venus Concept Inc (b)(c)	6,114	2,010
Vicarious Surgical Inc Class A (b)	4,098	57,331
Vivani Medical Inc (b)	39,949	57,527
VolitionRX Ltd (b)	93,567	65,020
Xtant Medical Holdings Inc (b)	66,217	26,487
Zimmer Biomet Holdings Inc	264,128	29,608,749
Zimvie Inc (b)	35,668	526,460
Zomedica Corp (b)	1,275,888	163,314
Zynex Inc (b)(c)	20,298	168,879
		1,706,442,796
Health Care Providers & Services - 2.2%
23andMe Holding Co Class A (b)	20,892	74,167
Acadia Healthcare Co Inc (b)	120,445	4,893,680
Accolade Inc (b)	94,680	365,465
AdaptHealth Corp (b)	137,130	1,375,414
Addus HomeCare Corp (b)	23,244	2,855,293
agilon health Inc (b)	395,525	826,647
AirSculpt Technologies Inc (b)(c)	17,263	117,906
Alignment Healthcare Inc (b)	131,682	1,660,510
Amedisys Inc (b)	42,271	3,863,992
American Shared Hospital Services (b)	5,409	17,417
AMN Healthcare Services Inc (b)	49,291	1,283,045
Astrana Health Inc (b)	53,950	2,333,338
ATI Physical Therapy Inc (b)	1,773	2,713
Aveanna Healthcare Holdings Inc (b)	75,313	437,569
Biodesix Inc (b)	94,360	135,878
BrightSpring Health Services Inc (b)	69,022	1,332,125
Brookdale Senior Living Inc (b)	255,458	1,451,001
Cardinal Health Inc	316,325	38,667,568
Castle Biosciences Inc (b)	36,040	1,091,291
Cencora Inc	226,265	56,916,961
Centene Corp (b)	682,287	40,937,220
Chemed Corp	19,515	11,170,191
Cigna Group/The	362,600	122,486,280
Clover Health Investments Corp Class A (b)	529,387	1,842,267
Community Health Systems Inc (b)	156,620	538,773
Concentra Group Holdings Parent Inc (c)	139,482	3,043,497
CorVel Corp (b)	11,774	4,302,220
Cosmos Health Inc (b)	21,277	17,000
Cross Country Healthcare Inc (b)	41,334	444,754
Cryo-Cell International Inc	5,408	46,887
CVS Health Corp	1,631,710	97,657,844
DaVita Inc (b)	59,802	9,937,298
DocGo Inc Class A (b)	115,650	500,765
Elevance Health Inc	300,773	122,402,580
Encompass Health Corp	130,493	13,432,949
Enhabit Inc (b)	65,047	502,813
Ensign Group Inc/The	73,543	10,752,722
Enzo Biochem Inc (c)	50,816	54,881
Fulgent Genetics Inc (b)	25,920	474,336
GeneDx Holdings Corp Class A (b)	25,867	2,027,714
Guardant Health Inc (b)	159,528	5,680,792
HCA Healthcare Inc	241,001	78,860,347
HealthEquity Inc (b)	112,833	11,457,063
Henry Schein Inc (b)	164,313	12,660,317
Hims & Hers Health Inc Class A (b)(c)	246,058	7,927,989
Humana Inc	156,173	46,286,554
Imac Holdings Inc (b)	2,764	2,930
Infusystem Holdings Inc (b)	27,689	246,432
Innovage Holding Corp (b)	28,367	138,147
Inspire Veterinary Partners Inc Class A (b)(c)	1,163	257
Joint Corp/The (b)(c)	19,696	229,261
Kindly MD Inc (b)(c)	2,357	2,758
Labcorp Holdings Inc	108,890	26,259,912
LifeStance Health Group Inc (b)	169,243	1,272,707
McKesson Corp	168,201	105,714,329
Modivcare Inc (b)	14,212	267,043
Molina Healthcare Inc (b)	76,009	22,643,081
MSP Recovery Inc Class A (b)(c)	178	276
National HealthCare Corp	16,026	2,006,455
National Research Corp Class A	19,582	384,982
NeoGenomics Inc (b)	166,290	2,948,322
NeueHealth Inc (b)(c)	4,466	22,553
Nutex Health Inc (b)	3,945	146,754
Oncology Institute Inc/The (b)(c)	44,329	7,181
Ontrak Inc (b)	1,536	2,765
OPKO Health Inc (b)(c)	452,582	696,976
Option Care Health Inc (b)	221,844	5,279,887
Owens & Minor Inc (b)	95,835	1,290,897
P3 Health Partners Inc Class A (b)	112,878	27,802
PACS Group Inc	48,309	763,765
Patterson Cos Inc	102,072	2,193,527
Pediatrix Medical Group Inc (b)	109,665	1,640,588
Pennant Group Inc/The (b)	39,288	1,225,000
Performant Financial Corp (b)	95,019	298,360
Precipio Inc (b)	1,752	10,512
Premier Inc Class A (c)	136,265	3,120,469
Privia Health Group Inc (b)	133,294	2,863,155
Progyny Inc (b)	102,041	1,588,778
Psychemedics Corp (b)	6,200	14,446
Quest Diagnostics Inc	144,360	23,481,598
RadNet Inc (b)	84,413	6,901,607
Regional Health Properties Inc (b)	2,199	3,817
Select Medical Holdings Corp	136,562	2,882,824
Sonida Senior Living Inc (b)	6,534	170,276
SunLink Health Systems Inc (b)	3,319	2,855
Surgery Partners Inc (b)	96,813	2,308,022
Syra Health Corp Class A (b)	2,030	889
Talkspace Inc Class A (b)	181,458	620,586
Tenet Healthcare Corp (b)	124,295	17,734,411
UnitedHealth Group Inc	1,197,750	730,867,050
Universal Health Services Inc Class B	77,124	15,810,420
US Physical Therapy Inc	19,590	1,934,708
Viemed Healthcare Inc (b)	44,064	382,035
Vivos Therapeutics Inc (b)(c)	4,313	14,707
		1,711,574,145
Health Care Technology - 0.1%
American Well Corp (b)	17,363	166,164
Bullfrog AI Holdings Inc (b)	6,125	13,046
CareCloud Inc (b)	11,189	35,357
Certara Inc (b)	142,117	1,593,132
DarioHealth Corp (b)(c)	36,053	28,471
Definitive Healthcare Corp Class A (b)	69,818	330,239
Doximity Inc Class A (b)	162,393	8,606,829
Evolent Health Inc Class A (b)	138,956	1,795,312
Firefly Neuroscience Inc (b)	7,881	24,510
Forian Inc (b)	21,031	43,324
GoodRx Holdings Inc Class A (b)	107,993	522,686
Health Catalyst Inc (b)	78,551	693,605
HealthStream Inc	31,159	1,031,363
iCAD Inc (b)	32,613	56,420
iCoreConnect Inc (b)	9,040	1,537
iSpecimen Inc (b)	684	2,934
LifeMD Inc (b)	48,591	320,215
Multiplan Corp Class A (b)(c)	8,088	63,814
OptimizeRx Corp (b)	20,949	114,172
Phreesia Inc (b)	70,844	1,489,849
Schrodinger Inc/United States (b)	71,884	1,622,422
Scienture Holdings Inc	841	6,400
SCWorx Corp (b)(c)	1,525	3,630
Simulations Plus Inc	21,112	670,728
Streamline Health Solutions Inc (b)	4,658	12,530
Teladoc Health Inc (b)	222,121	2,661,010
TruBridge Inc (b)	15,769	283,054
Veeva Systems Inc Class A (b)	192,913	43,955,227
VSee Health Inc (b)(c)	7,263	15,252
Waystar Holding Corp (b)	58,347	1,801,755
		67,964,987
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (b)	138,222	2,197,730
Adaptive Biotechnologies Corp (b)	145,575	864,716
Agilent Technologies Inc	378,447	52,214,333
Akoya Biosciences Inc (b)(c)	28,870	63,514
Alpha Teknova Inc (b)	17,356	129,649
Applied Dna Sciences Inc (b)(c)	13,642	2,073
Avantor Inc (b)	881,598	18,566,454
Azenta Inc (b)	63,437	2,931,424
Bio-Rad Laboratories Inc Class A (b)	24,827	8,454,338
Bio-Techne Corp	204,424	15,405,393
BioLife Solutions Inc (b)	46,741	1,283,975
Bionano Genomics Inc (b)(c)	116,331	29,733
Bruker Corp	143,321	8,305,452
Champions Oncology Inc (b)	7,545	31,236
Charles River Laboratories International Inc (b)	66,954	13,327,863
ChromaDex Corp (b)	68,230	526,736
Codexis Inc (b)	92,328	422,862
Conduit Pharmaceuticals Inc Class A (b)(c)	13,209	1,408
CryoPort Inc (b)	64,083	453,708
Cytek Biosciences Inc (b)	138,355	903,458
Danaher Corp	833,701	199,829,793
Fortrea Holdings Inc (b)	116,165	2,445,273
Harvard Bioscience Inc (b)	53,496	117,691
Illumina Inc (b)	206,610	29,782,832
Inotiv Inc (b)(c)	30,188	110,488
IQVIA Holdings Inc (b)	224,601	45,108,865
Lifecore Biomedical Inc (b)	37,946	281,180
Maravai LifeSciences Holdings Inc Class A (b)	154,367	875,261
MaxCyte Inc (United States) (b)	136,767	485,523
Medpace Holdings Inc (b)	32,976	11,232,615
Mesa Laboratories Inc	7,021	822,440
Mettler-Toledo International Inc (b)	27,518	34,430,522
Nautilus Biotechnology Inc Class A (b)	62,030	138,947
OmniAb Inc (b)(c)	124,079	485,149
Pacific Biosciences of California Inc (b)(c)	329,231	628,831
Personalis Inc (b)	57,702	229,077
Quanterix Corp (b)	46,921	578,536
Quantum-Si Inc Class A (b)	136,260	170,325
Rapid Micro Biosystems Inc Class A (b)	21,258	22,320
Repligen Corp (b)	67,564	10,171,085
Revvity Inc	159,954	18,577,058
Seer Inc Class A (b)	55,361	136,742
Singular Genomics Systems Inc (b)	2,287	49,742
Sotera Health Co (b)	198,359	2,612,388
Standard BioTools Inc (b)(c)	390,709	718,905
Thermo Fisher Scientific Inc	495,466	262,413,658
Waters Corp (b)	76,998	29,622,671
West Pharmaceutical Services Inc	94,096	30,645,185
		808,839,157
Pharmaceuticals - 2.9%
60 Degrees Pharmaceuticals Inc (b)(c)	2,137	2,265
Aclaris Therapeutics Inc (b)	92,902	378,111
Adial Pharmaceuticals Inc (b)(c)	9,158	9,158
ALT5 Sigma Corp (b)	15,093	34,865
Alto Neuroscience Inc	27,964	123,321
Alumis Inc (c)	17,865	165,430
Amneal Intermediate Inc Class A (b)	191,676	1,585,161
Amphastar Pharmaceuticals Inc (b)	49,259	2,226,014
Amylyx Pharmaceuticals Inc (b)	67,353	373,136
AN2 Therapeutics Inc (b)	28,461	47,530
Anebulo Pharmaceuticals Inc (b)	11,711	16,864
ANI Pharmaceuticals Inc (b)	21,543	1,232,906
ANI Pharmaceuticals Inc rights (b)(d)	60,493	0
Aquestive Therapeutics Inc (b)(c)	91,214	464,279
Arvinas Inc (b)	82,903	2,215,168
Assertio Holdings Inc (b)(c)	124,446	124,446
Atea Pharmaceuticals Inc (b)	97,467	333,337
Athira Pharma Inc (b)(c)	39,326	25,766
Avenue Therapeutics Inc (b)(c)	1,584	3,390
Axsome Therapeutics Inc (b)	52,322	5,139,067
Aytu BioPharma Inc (b)	8,054	12,967
Biofrontera Inc (b)(c)	3,733	3,285
Biote Corp Class A (b)	29,155	192,715
Bristol-Myers Squibb Co	2,629,726	155,732,374
Cadrenal Therapeutics Inc (b)(c)	777	11,803
CalciMedica Inc (b)	7,782	26,848
Cara Therapeutics Inc (b)	56,490	17,173
Cassava Sciences Inc (b)(c)	58,680	225,331
Catalent Inc (b)	234,598	14,336,284
cbdMD Inc (b)(c)	1,079	531
Cingulate Inc (b)(c)	1,076	4,691
Citius Pharmaceuticals Inc (b)(c)	8,989	29,843
Clearside Biomedical Inc (b)	89,601	94,081
CNS Pharmaceuticals Inc (b)(c)	37,943	4,250
Cocrystal Pharma Inc (b)	8,667	17,507
Cognition Therapeutics Inc (b)(c)	45,427	18,262
Collegium Pharmaceutical Inc (b)	41,766	1,273,863
Context Therapeutics Inc (b)	67,217	102,170
Contineum Therapeutics Inc Class A (c)	7,211	107,516
Corcept Therapeutics Inc (b)	120,672	6,960,361
CorMedix Inc (b)(c)	72,706	716,881
Cumberland Pharmaceuticals Inc (b)	9,950	13,930
Dare Bioscience Inc (b)	11,513	39,259
Durect Corp (b)	41,371	36,406
Edgewise Therapeutics Inc (b)	75,438	2,489,454
Elanco Animal Health Inc (b)	641,120	8,469,195
Elanco Animal Health Inc rights (b)(d)	26,032	0
Eli Lilly & Co	1,023,205	813,806,097
Enliven Therapeutics Inc (b)	37,969	925,684
Enliven Therapeutics Inc rights (b)(d)	19,688	0
Enveric Biosciences Inc (b)	10,353	3,469
Esperion Therapeutics Inc New (b)	234,115	655,522
Eton Pharmaceuticals Inc (b)	32,034	433,420
Evoke Pharma Inc (b)	717	3,176
Evolus Inc (b)	63,887	874,613
Eyenovia Inc (b)(c)	70,304	6,960
EyePoint Pharmaceuticals Inc (b)(c)	69,524	615,287
Fulcrum Therapeutics Inc (b)	65,273	251,301
Harmony Biosciences Holdings Inc (b)	49,481	1,715,506
Harrow Inc (b)	39,598	1,659,552
Hepion Pharmaceuticals Inc (b)	6,431	4,309
Hoth Therapeutics Inc (b)(c)	8,720	7,577
IGC Pharma Inc (b)	91,469	34,118
Ikena Oncology Inc (b)	31,738	54,907
Impact BioMedical Inc (b)(c)	5,820	16,994
Innoviva Inc (b)(c)	71,117	1,350,512
Intra-Cellular Therapies Inc (b)	127,496	10,920,032
Jaguar Health Inc (b)(c)	12,484	12,983
Jazz Pharmaceuticals PLC (b)	80,086	9,737,657
Johnson & Johnson	3,122,391	484,001,829
Journey Medical Corp (b)	13,074	75,568
Kiora Pharmaceuticals Inc (b)	1,413	4,606
Ligand Pharmaceuticals Inc (b)	23,708	2,879,811
Lipocine Inc (b)	7,237	32,277
Liquidia Corp (b)	55,827	644,802
Lyra Therapeutics Inc (b)	43,122	8,935
Marinus Pharmaceuticals Inc (b)	67,282	21,840
Merck & Co Inc	3,287,840	334,176,058
Mind Medicine MindMed Inc (b)(c)	95,099	776,959
Mira Pharmaceuticals Inc (b)(c)	14,375	18,544
Nektar Therapeutics (b)	212,818	242,613
Neumora Therapeutics Inc (b)	107,984	1,073,361
NovaBay Pharmaceuticals Inc (b)	7,349	4,431
NRX Pharmaceuticals Inc (b)	10,327	13,528
Nutriband Inc (b)	6,776	32,525
Nuvation Bio Inc Class A (b)	219,411	636,292
Ocular Therapeutix Inc (b)	163,937	1,621,337
Omeros Corp (b)(c)	75,091	852,283
Optinose Inc (b)	151,566	75,798
Opus Genetics Inc (b)(c)	33,770	37,485
Opus Genetics Inc rights (b)(d)	259	0
Organon & Co	333,969	5,300,088
Pacira BioSciences Inc (b)	59,844	1,011,962
Perrigo Co PLC	177,055	5,053,150
Petros Pharmaceuticals Inc (b)	1,160	318
Pfizer Inc	7,350,423	192,654,587
Phathom Pharmaceuticals Inc (b)	46,349	411,116
Phibro Animal Health Corp Class A	26,552	620,520
Pliant Therapeutics Inc (b)	69,430	958,134
Prestige Consumer Healthcare Inc (b)	64,248	5,446,303
Processa Pharmaceuticals Inc (b)	4,536	5,307
ProPhase Labs Inc (b)(c)	20,839	16,086
Pulmatrix Inc (b)	4,155	27,589
Rani Therapeutics Holdings Inc Class A (b)	20,319	41,044
Rapport Therapeutics Inc (b)(c)	10,963	250,395
Relmada Therapeutics Inc (b)	36,270	109,535
Revance Therapeutics Inc (b)	116,296	419,829
Reviva Pharmaceuticals Holdings Inc (b)(c)	34,759	43,101
Royalty Pharma PLC Class A	502,948	13,408,594
Satsuma Pharmaceuticals Inc rights (b)(d)	25,923	0
scPharmaceuticals Inc (b)(c)	35,413	128,195
SCYNEXIS Inc (b)(c)	50,027	68,537
Senestech Inc (b)(c)	718	1,616
SIGA Technologies Inc	52,901	385,119
Sonoma Pharmaceuticals Inc (b)(c)	1,306	3,644
Supernus Pharmaceuticals Inc (b)	71,470	2,613,658
Talphera Inc (b)	22,889	16,183
Tarsus Pharmaceuticals Inc (b)	44,930	2,356,579
Telomir Pharmaceuticals Inc	21,607	85,996
Terns Pharmaceuticals Inc (b)	56,722	353,945
TFF Pharmaceuticals Inc (b)	4,807	1,621
TherapeuticsMD Inc (b)	15,320	21,754
Theravance Biopharma Inc (b)	45,094	417,120
Third Harmonic Bio Inc (b)(c)	22,393	285,735
Titan Pharmaceuticals Inc (b)(c)	848	3,239
TNF Pharmaceuticals Inc (b)(c)	3,163	3,543
Traws Pharma Inc (b)	1,267	5,752
Traws Pharma Inc rights (b)(d)	21,108	0
Trevi Therapeutics Inc (b)	68,311	196,736
Ventyx Biosciences Inc (b)	78,967	211,632
Verrica Pharmaceuticals Inc (b)(c)	25,129	32,165
Viatris Inc	1,547,996	20,263,268
Virpax Pharmaceuticals Inc (b)(c)	6,857	3,162
VYNE Therapeutics Inc (b)	16,661	49,317
WaVe Life Sciences Ltd (b)	147,792	2,231,659
Xeris Biopharma Holdings Inc (b)	193,674	635,251
Xeris Biopharma Holdings Inc rights (b)(d)	47,594	0
Zevra Therapeutics Inc (b)	62,947	587,296
Zoetis Inc Class A	587,637	102,983,384
		2,235,481,516
TOTAL HEALTH CARE		8,151,944,194

Industrials - 9.8%
Aerospace & Defense - 1.8%
AAR Corp (b)	45,665	3,174,631
AeroVironment Inc (b)	36,353	7,070,659
AerSale Corp (b)	39,878	251,231
Air Industries Group (b)(c)	3,025	14,066
Archer Aviation Inc Class A (b)(c)	286,003	2,737,049
Astronics Corp (b)	38,117	615,590
Axon Enterprise Inc (b)	93,131	60,252,032
Boeing Co (b)	947,782	147,323,234
BWX Technologies Inc	118,559	15,513,445
Byrna Technologies Inc (b)	23,422	452,747
Cadre Holdings Inc	33,744	1,126,712
CPI Aerostructures Inc (b)	14,017	53,405
Curtiss-Wright Corp	49,667	18,557,081
Ducommun Inc (b)	17,591	1,178,597
Eve Holding Inc Class A (b)(c)	63,999	268,156
GE Aerospace	1,406,438	256,196,746
General Dynamics Corp	334,478	94,995,097
HEICO Corp	51,485	14,074,454
HEICO Corp Class A	97,138	20,508,746
Hexcel Corp	106,025	6,720,925
Howmet Aerospace Inc	529,445	62,675,699
Huntington Ingalls Industries Inc	50,853	10,064,826
Innovative Solutions And Support Inc (b)	14,136	109,695
Intuitive Machines Inc Class A (b)	71,067	1,161,945
Kratos Defense & Security Solutions Inc (b)	195,884	5,306,498
L3Harris Technologies Inc	246,065	60,593,506
Leonardo DRS Inc (b)	95,869	3,333,365
Loar Holdings Inc	15,132	1,393,355
Lockheed Martin Corp	275,158	145,671,397
Mercury Systems Inc (b)	65,476	2,693,028
Momentus Inc Class A (b)	22,556	13,675
Moog Inc Class A	37,293	8,251,822
National Presto Industries Inc	6,767	539,465
Northrop Grumman Corp	178,292	87,300,678
Optex Systems Holdings Inc (b)	7,445	66,261
Park Aerospace Corp	24,970	382,291
Redwire Corp Class A (b)(c)	31,228	435,943
Rocket Lab USA Inc Class A (b)(c)	450,998	12,303,225
RTX Corp	1,725,455	210,212,183
Sidus Space Inc Class A (b)(c)	5,383	8,074
SIFCO Industries Inc (b)	5,079	18,843
Spirit AeroSystems Holdings Inc Class A (b)	151,286	4,895,615
Textron Inc	242,929	20,802,010
TransDigm Group Inc	72,761	91,167,350
Triumph Group Inc (b)	100,269	1,930,178
V2X Inc (b)	18,447	1,111,432
Virgin Galactic Holdings Inc Class A (b)(c)	34,879	254,617
VirTra Inc (b)	13,764	107,772
Woodward Inc	77,394	13,955,686
		1,397,845,037
Air Freight & Logistics - 0.4%
Air T Inc (b)(c)	1,095	21,614
Air Transport Services Group Inc (b)	65,252	1,432,934
CH Robinson Worldwide Inc	152,151	16,064,103
Expeditors International of Washington Inc	183,045	22,265,594
FedEx Corp	292,307	88,472,560
Forward Air Corp Class A (c)	24,788	909,472
GXO Logistics Inc (b)	154,918	9,423,662
Hub Group Inc Class A	79,906	4,126,346
Radiant Logistics Inc (b)	59,843	447,626
United Parcel Service Inc Class B	950,220	128,963,858
		272,127,769
Building Products - 0.7%
A O Smith Corp	155,686	11,597,050
AAON Inc	87,237	11,893,893
Advanced Drainage Systems Inc	91,496	12,378,494
Allegion plc	112,985	15,912,807
Alpha Pro Tech Ltd (b)	12,403	65,736
American Woodmark Corp (b)	20,207	1,834,391
Apogee Enterprises Inc	28,520	2,401,669
Armstrong World Industries Inc	56,684	9,059,804
AZEK Co Inc/The Class A (b)	187,738	9,972,643
AZZ Inc	38,687	3,603,307
Builders FirstSource Inc (b)	151,067	28,169,463
Carlisle Cos Inc	59,814	27,317,054
Carrier Global Corp	1,088,943	84,251,520
CEA Industries Inc (b)	499	3,039
CSW Industrials Inc	21,577	9,113,909
Fortune Brands Innovations Inc	160,973	12,604,186
Gibraltar Industries Inc (b)	39,551	2,865,074
Griffon Corp	53,018	4,469,417
Hayward Holdings Inc (b)	184,245	2,977,399
Insteel Industries Inc	25,291	745,579
Janus International Group Inc (b)	188,823	1,412,396
JELD-WEN Holding Inc (b)	109,524	1,192,716
Jewett-Cameron Trading Co Ltd (b)	656	2,814
Johnson Controls International plc	866,477	72,662,761
Lennox International Inc	41,593	27,747,938
Masco Corp	283,000	22,798,480
Masterbrand Inc (b)	164,813	2,851,265
Owens Corning	112,775	23,188,796
Quanex Building Products Corp	61,389	1,826,937
Resideo Technologies Inc (b)	189,838	5,159,797
Simpson Manufacturing Co Inc	54,701	10,305,668
Tecnoglass Inc	28,702	2,326,297
Trane Technologies PLC	292,719	121,835,503
Trex Co Inc (b)	141,069	10,584,407
UFP Industries Inc	79,024	10,739,362
Zurn Elkay Water Solutions Corp (c)	186,138	7,412,015
		573,283,586
Commercial Services & Supplies - 0.7%
ABM Industries Inc	81,409	4,654,153
ACCO Brands Corp	124,827	726,493
Acme United Corp	4,188	186,408
ACV Auctions Inc Class A (b)	197,447	4,466,251
American Rebel Holdings Inc (b)(c)	1,283	2,629
Aqua Metals Inc (b)	8,795	21,020
Aris Water Solutions Inc Class A	34,537	929,045
Avalon Holdings Corp Class A (b)	1,877	6,110
Bitcoin Depot Inc Class A (b)(c)	12,858	25,587
Brady Corp Class A	57,020	4,270,228
Bridger Aerospace Group Holdings Inc (b)	27,607	75,919
BrightView Holdings Inc (b)	75,016	1,282,774
Brink's Co/The	57,168	5,528,717
Casella Waste Systems Inc Class A (b)	79,873	9,042,422
CECO Environmental Corp (b)	37,201	1,192,292
Cintas Corp	444,344	100,328,432
Clean Harbors Inc (b)	65,771	17,106,379
CompX International Inc Class A	1,961	54,143
Copart Inc (b)	1,135,789	71,997,665
CoreCivic Inc (b)	142,987	3,192,900
Deluxe Corp	57,401	1,329,981
Driven Brands Holdings Inc (b)	76,563	1,290,087
DSS Inc (b)(c)	4,003	4,083
Ennis Inc	34,099	727,332
Enviri Corp (b)	103,770	767,898
Fuel Tech Inc (b)	31,116	33,294
GEO Group Inc/The (b)	176,408	5,029,392
Greenwave Technology Solutions Inc (b)(c)	13,077	4,285
Healthcare Services Group Inc (b)	95,437	1,177,693
HNI Corp	61,196	3,466,753
Interface Inc	75,794	2,012,331
Knightscope Inc Class A (b)(c)	3,632	65,340
LanzaTech Global Inc Class A (b)(c)	105,700	131,068
Liquidity Services Inc (b)	29,011	741,811
Matthews International Corp Class A	39,765	1,199,312
MillerKnoll Inc (c)	90,725	2,280,827
Mobile Infrastructure Corp Class A (b)	37,538	123,875
Montrose Environmental Group Inc (b)	41,326	777,755
MSA Safety Inc	50,992	8,862,920
NL Industries Inc	11,081	88,094
Odyssey Marine Exploration Inc (b)	24,014	11,143
OPENLANE Inc (b)	140,641	2,840,948
Perma-Fix Environmental Services Inc (b)(c)	18,904	269,949
Pitney Bowes Inc	202,680	1,633,601
Quad/Graphics Inc Class A	40,350	291,327
Quest Resource Holding Corp (b)	18,881	138,020
Republic Services Inc	264,648	57,772,658
Rollins Inc	364,414	18,340,957
Royalty Management Holding Corp Class A (b)	9,251	9,529
Steelcase Inc Class A	121,997	1,643,300
Team Inc (b)	5,755	97,144
Tetra Tech Inc	347,032	14,405,298
TOMI Environmental Solutions Inc (b)	17,924	13,176
UniFirst Corp/MA	19,479	3,912,747
Veralto Corp	320,453	34,669,810
Vestis Corp	148,367	2,385,741
Viad Corp (b)	27,391	1,224,926
Virco Mfg. Corp (c)	12,252	201,178
VSE Corp	20,793	2,438,187
Waste Management Inc	473,607	108,086,590
Wilhelmina International Inc (b)	1,243	4,935
		505,594,862
Construction & Engineering - 0.3%
AECOM	173,857	20,336,053
Ameresco Inc Class A (b)	42,006	1,183,309
API Group Corp (b)	313,442	11,841,839
Arcosa Inc	63,221	6,868,329
Argan Inc	16,490	2,571,451
Bowman Consulting Group Ltd (b)	19,139	524,217
Centuri Holdings Inc	16,041	317,772
Comfort Systems USA Inc	46,133	22,756,025
Concrete Pumping Holdings Inc (b)	31,237	216,160
Construction Partners Inc Class A (b)	56,778	5,769,213
Dycom Industries Inc (b)	37,740	6,836,978
EMCOR Group Inc	60,525	30,875,013
Everus Construction Group Inc	66,112	4,208,690
Fluor Corp (b)	222,180	12,470,963
Granite Construction Inc	56,741	5,638,353
Great Lakes Dredge & Dock Corp (b)	87,010	1,098,936
IES Holdings Inc (b)	10,896	3,376,180
INNOVATE Corp (b)(c)	16,022	97,093
Limbach Holdings Inc (b)	13,324	1,325,605
MasTec Inc (b)	79,814	11,498,005
Matrix Service Co (b)	31,519	417,942
MYR Group Inc (b)	21,403	3,379,534
Nocera Inc (b)	10,154	10,119
Northwest Pipe Co (b)	12,913	723,967
Orion Group Holdings Inc (b)	38,578	336,400
Primoris Services Corp	69,625	5,828,309
Quanta Services Inc	191,084	65,832,261
Safe & Green Holdings Corp (b)(c)	2,475	1,213
Shimmick Corp (b)	1,937	4,455
Southland Holdings Inc (b)	11,901	39,035
Sterling Infrastructure Inc (b)	39,869	7,752,527
Tutor Perini Corp (b)	57,076	1,551,326
Valmont Industries Inc	26,153	9,097,583
WillScot Holdings Corp (b)	244,362	9,344,403
		254,129,258
Electrical Equipment - 0.9%
374Water Inc (b)	92,506	91,026
Acuity Brands Inc	39,894	12,793,607
Advent Technologies Holdings Inc (b)(c)	2,526	12,377
Allient Inc	19,180	498,105
American Superconductor Corp (b)	49,752	1,694,553
AMETEK Inc	300,286	58,369,593
Amprius Technologies Inc (b)	49,199	105,286
Array Technologies Inc (b)	187,259	1,256,508
Atkore Inc	46,515	4,386,830
Babcock & Wilcox Enterprises Inc (b)	76,941	152,343
Beam Global (b)(c)	17,750	68,693
Blink Charging Co (b)(c)	132,637	210,893
Bloom Energy Corp Class A (b)(c)	256,917	7,052,372
Broadwind Inc (b)	27,589	52,143
ChargePoint Holdings Inc Class A (b)(c)	509,168	621,185
Complete Solaria Inc Class A (b)(c)	33,191	66,714
ConnectM Technology Solutions Inc Class A (b)(c)	21,447	19,517
Dragonfly Energy Holdings Corp (b)	3,586	13,985
Eaton Corp PLC	516,331	193,840,984
Emerson Electric Co	742,817	98,497,534
Energous Corp (b)(c)	6,317	3,214
Energy Focus Inc (b)	4,121	6,182
Energy Vault Holdings Inc Class A (b)(c)	123,209	253,811
EnerSys	52,197	5,045,362
Enovix Corp Class B (b)(c)	194,486	1,798,996
Eos Energy Enterprises Inc (b)(c)	281,389	830,098
Espey Mfg. & Electronics Corp	3,212	96,938
ESS Tech Inc Class A (b)(c)	5,913	37,015
Expion360 Inc (b)	51	117
Fluence Energy Inc Class A (b)(c)	80,481	1,513,848
Flux Power Holdings Inc (b)	16,462	31,278
FTC Solar Inc (b)(c)	100,789	31,738
FuelCell Energy Inc (b)(c)	21,571	256,048
GE Vernova Inc	356,451	119,097,408
Generac Holdings Inc (b)	78,019	14,683,176
GrafTech International Ltd (b)	246,412	482,968
Hubbell Inc	69,617	32,030,086
Ideal Power Inc (b)	9,075	57,263
KULR Technology Group Inc (b)(c)	200,507	232,588
LSI Industries Inc	33,719	689,216
NeoVolta Inc (b)(c)	36,686	186,732
Net Power Inc Class A (b)(c)	46,518	595,896
NEXTracker Inc Class A (b)	186,081	7,100,851
NuScale Power Corp Class A (b)(c)	110,601	3,279,320
Nuvve Holding Corp (b)(c)	736	2,685
nVent Electric PLC	215,509	16,876,510
Ocean Power Technologies Inc (b)	122,193	61,097
Orion Energy Systems Inc (b)	42,169	35,338
Pioneer Power Solutions Inc	11,501	68,431
Plug Power Inc (b)(c)	1,061,692	2,378,190
Polar Power Inc (b)	2,115	6,472
Powell Industries Inc (c)	12,135	3,244,656
Preformed Line Products Co	3,778	513,884
Regal Rexnord Corp	86,288	14,902,800
Rockwell Automation Inc (c)	147,170	43,435,754
Sensata Technologies Holding PLC	195,772	6,292,112
Servotronics Inc (b)	1,713	18,946
SES AI Corp Class A (b)	196,045	68,655
Shoals Technologies Group Inc (b)	218,688	1,141,551
SKYX Platforms Corp (b)	84,956	89,204
SolarMax Technology Inc (b)(c)	6,239	10,793
Solidion Technology Inc Class A (b)	23,260	9,483
Stardust Power Inc Class A (b)	10,610	70,557
Stem Inc Class A (b)(c)	212,320	83,272
SUNation Energy Inc (b)(c)	198	643
SUNation Energy Inc rights (b)(d)	1,326	0
Sunrun Inc (b)(c)	290,045	3,344,219
Thermon Group Holdings Inc (b)	43,824	1,383,085
Tigo Energy Inc (b)	28,235	25,976
TPI Composites Inc (b)(c)	51,009	104,058
Ultralife Corp (b)	12,406	95,154
Vertiv Holdings Co Class A	486,593	62,089,267
Vicor Corp (b)	29,860	1,588,851
Westwater Resources Inc (b)	76,327	44,911
Zeo Energy Corp Class A (b)	3,097	4,056
		726,135,007
Ground Transportation - 1.0%
ArcBest Corp	30,669	3,535,522
Avis Budget Group Inc	22,192	2,420,481
Covenant Logistics Group Inc Class A	10,269	596,424
CSX Corp	2,514,555	91,906,985
Ftai Infrastructure Inc	136,385	1,179,730
Heartland Express Inc	55,790	712,438
Hertz Global Holdings Inc (b)(c)	158,861	781,596
JB Hunt Transport Services Inc	104,499	19,761,806
Knight-Swift Transportation Holdings Inc	209,942	12,462,157
Landstar System Inc	45,994	8,551,204
Lyft Inc Class A (b)	468,936	8,140,729
Marten Transport Ltd	75,186	1,306,733
Norfolk Southern Corp	293,267	80,897,702
Old Dominion Freight Line Inc	244,624	55,074,647
PAMT CORP (b)	7,328	139,012
Proficient Auto Logistics Inc	19,969	208,077
RXO Inc (b)	178,052	5,368,268
Ryder System Inc	56,133	9,477,496
Saia Inc (b)	34,492	19,628,707
Schneider National Inc Class B (c)	61,055	2,052,059
U-Haul Holding Co (b)(c)	13,381	945,635
U-Haul Holding Co Class N	129,385	8,078,800
Uber Technologies Inc (b)	2,725,116	196,099,348
Union Pacific Corp	790,154	193,319,078
Universal Logistics Holdings Inc	9,225	480,715
Werner Enterprises Inc	80,253	3,280,743
XPO Inc (b)	150,947	23,005,832
		749,411,924
Industrial Conglomerates - 0.4%
3M Co	712,567	95,149,072
Honeywell International Inc	844,616	196,736,405
Hyperscale Data Inc (b)	1,406	8,372
Hyperscale Data Inc (d)	998	0
		291,893,849
Machinery - 1.9%
3D Systems Corp (b)	173,810	516,216
AGCO Corp	80,348	8,132,021
AgEagle Aerial Systems Inc (b)	85	739
Agrify Corp (b)	673	38,193
AirJoule Technologies Corp Class A (b)	19,903	151,860
Alamo Group Inc	13,466	2,692,527
Albany International Corp Class A	40,503	3,357,699
Allison Transmission Holdings Inc	113,015	13,392,278
Art's-Way Manufacturing Co Inc (b)	2,819	4,707
Astec Industries Inc	29,636	1,144,246
Atmus Filtration Technologies Inc	108,092	4,679,303
Barnes Group Inc	59,277	2,776,535
Blue Bird Corp (b)	42,034	1,708,682
Caterpillar Inc	628,945	255,420,854
Chart Industries Inc (b)(c)	54,539	10,539,662
Chicago Rivet & Machine CO (c)	963	16,409
ClearSign Technologies Corp (b)	67,021	79,085
CNH Industrial NV Class A	1,138,486	14,299,384
Columbus McKinnon Corp/NY	37,478	1,472,511
Commercial Vehicle Group Inc (b)	38,509	92,807
Crane Co	63,070	11,483,786
Cummins Inc	177,776	66,673,111
Deere & Co	332,405	154,867,490
Desktop Metal Inc (b)	30,357	126,285
Donaldson Co Inc (c)	156,146	12,187,195
Douglas Dynamics Inc	30,221	782,422
Dover Corp	178,303	36,712,588
Eastern Co/The	7,616	218,732
Energy Recovery Inc (b)	75,084	1,168,307
Enerpac Tool Group Corp Class A	70,446	3,399,724
Enpro Inc	27,220	5,147,302
Esab Corp	73,655	9,507,387
ESCO Technologies Inc	33,430	4,961,346
Federal Signal Corp	79,311	7,725,685
Flowserve Corp	170,436	10,400,005
Fortive Corp	454,346	36,043,268
Franklin Electric Co Inc	50,970	5,520,051
FreightCar America Inc (b)	18,533	181,623
Gates Industrial Corp PLC (b)	293,383	6,501,367
Gencor Industries Inc (b)	13,524	300,098
Gorman-Rupp Co/The	26,897	1,145,812
Graco Inc	219,127	19,958,087
Graham Corp (b)	13,321	597,047
Greenbrier Cos Inc/The (c)	40,413	2,748,084
Helios Technologies Inc	43,111	2,255,568
Hillenbrand Inc	91,124	3,100,950
Hillman Solutions Corp Class A (b)	255,144	2,908,642
Hurco Cos Inc	7,777	181,360
Hydrofarm Holdings Group Inc (b)	57,556	46,971
Hyliion Holdings Corp Class A (b)(c)	160,461	592,101
Hyster-Yale Inc Class A	14,256	801,757
Hyzon Motors Inc Class A (b)(c)	4,504	7,521
IDEX Corp	98,172	22,641,408
Illinois Tool Works Inc	350,388	97,239,678
Ingersoll Rand Inc	523,310	54,513,203
ITT Inc	105,947	16,540,446
John Bean Technologies Corp	41,307	5,205,508
Kadant Inc	15,237	6,289,681
Kennametal Inc	101,410	2,910,467
L B Foster Co Class A (b)	13,322	382,741
Laser Photonics Corp (b)	7,557	42,244
Lincoln Electric Holdings Inc	73,496	16,057,406
Lindsay Corp	14,147	1,878,297
LiqTech International Inc (b)	5,336	9,871
Manitex International Inc (b)	18,939	108,520
Manitowoc Co Inc/The (b)	45,425	482,868
Markforged Holding Corp Class A (b)	16,355	65,256
Mayville Engineering Co Inc (b)	15,901	267,932
Microvast Holdings Inc (b)	239,804	182,251
Middleby Corp/The (b)	69,731	9,998,728
Miller Industries Inc/TN	14,954	1,100,913
Mueller Industries Inc	147,039	11,876,340
Mueller Water Products Inc Class A1	202,232	5,063,889
Nauticus Robotics Inc (b)(c)	4,678	5,659
Nephros Inc (b)	13,707	20,697
Nikola Corp (b)(c)	60,761	122,130
NN Inc (b)(c)	59,248	236,400
Nordson Corp	70,549	18,412,584
Omega Flex Inc	4,671	230,841
Oshkosh Corp	84,413	9,590,161
Otis Worldwide Corp	519,445	53,492,446
PACCAR Inc	679,976	79,557,192
Palladyne AI Corp Class A (b)(c)	22,036	142,353
Park-Ohio Holdings Corp	10,469	336,788
Parker-Hannifin Corp	166,718	117,186,082
Pentair PLC	214,680	23,397,973
Perma-Pipe International Holdings Inc (b)	9,920	152,173
Proto Labs Inc (b)	32,646	1,344,689
RBC Bearings Inc (b)	37,678	12,626,275
REV Group Inc	67,428	2,091,617
Richtech Robotics Inc Class B (b)	28,965	21,434
Shyft Group Inc/The	41,232	581,371
Snap-on Inc	68,348	25,267,572
SPX Technologies Inc (b)	59,961	10,579,519
Standex International Corp	15,382	3,197,764
Stanley Black & Decker Inc (c)	199,743	17,867,011
Symbotic Inc Class A (b)(c)	49,858	1,341,180
Taylor Devices Inc (b)	4,108	197,513
TechPrecision Corp (b)	11,179	41,251
Tennant CO	24,560	2,170,367
Terex Corp	86,826	4,757,197
Timken Co/The	82,805	6,413,247
Titan International Inc (b)	63,690	466,211
Toro Co/The	134,734	11,732,637
Trinity Industries Inc	107,033	4,035,144
Twin Disc Inc	14,246	178,217
Urban-Gro Inc (b)	9,651	14,669
Wabash National Corp	57,168	1,133,641
Watts Water Technologies Inc Class A (c)	35,538	7,668,745
Westinghouse Air Brake Technologies Corp	227,226	45,586,080
Xos Inc (b)(c)	5,507	23,240
Xylem Inc/NY	315,083	39,936,770
		1,483,781,877
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	56,114	890,529
Kirby Corp (b)	75,041	9,493,437
Lakeside Holding Ltd (c)	2,080	5,199
Matson Inc	43,531	6,668,079
Pangaea Logistics Solutions Ltd	45,339	249,364
		17,306,608
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	163,652	8,608,095
Allegiant Travel Co	18,833	1,541,293
American Airlines Group Inc (b)	851,732	12,367,149
Blade Air Mobility Inc (b)(c)	77,882	369,161
Delta Air Lines Inc	831,769	53,083,498
flyExclusive Inc Class A (b)	5,234	11,515
Frontier Group Holdings Inc (b)(c)	104,647	610,092
Jet.AI Inc Class A (b)	17	82
JetBlue Airways Corp (b)	386,824	2,309,339
Joby Aviation Inc Class A (b)(c)	617,932	5,530,491
Mesa Air Group Inc (b)	41,248	44,548
SkyWest Inc (b)	52,030	5,969,922
Southwest Airlines Co (c)	777,196	25,150,063
Sun Country Airlines Holdings Inc (b)	50,778	730,695
Surf Air Mobility Inc (b)(c)	11,279	45,229
United Airlines Holdings Inc (b)	426,522	41,300,125
Volato Group Inc Class A (b)	19,176	4,997
Wheels Up Experience Inc Class A (b)	117,826	294,565
		157,970,859
Professional Services - 0.9%
Alight Inc Class A	589,999	4,719,992
Amentum Holdings Inc	162,438	3,955,365
Asure Software Inc (b)	32,391	317,108
Automatic Data Processing Inc	528,909	162,338,039
Barrett Business Services Inc	33,979	1,458,039
BGSF Inc	13,157	74,074
BlackSky Technology Inc Class A (b)(c)	15,715	183,551
Booz Allen Hamilton Holding Corp Class A	167,564	24,829,634
Broadridge Financial Solutions Inc	151,365	35,725,167
CACI International Inc (b)	28,922	13,300,649
Cbiz Inc (b)	64,817	5,352,588
Clarivate PLC (b)(c)	591,796	3,390,991
Concentrix Corp	61,025	2,743,074
Conduent Inc (b)	194,027	723,721
CRA International Inc	8,803	1,716,849
CSG Systems International Inc	36,632	2,007,800
Dayforce Inc (b)(c)	205,067	16,403,309
DLH Holdings Corp (b)	15,568	134,352
Dun & Bradstreet Holdings Inc	401,682	5,101,361
Equifax Inc	160,499	41,980,118
ExlService Holdings Inc (b)	209,346	9,705,281
Exponent Inc	65,799	6,495,019
Falcon's Beyond Global Inc Class A (b)(c)	4,971	45,634
First Advantage Corp (b)	66,062	1,270,372
FiscalNote Holdings Inc Class A (b)	102,244	89,443
Forrester Research Inc (b)	14,839	255,973
Franklin Covey Co (b)	14,577	530,311
FTI Consulting Inc (b)	45,741	9,263,467
GEE Group Inc (b)	119,757	30,203
Genpact Ltd	212,607	9,813,939
Heidrick & Struggles International Inc	26,446	1,220,218
HireQuest Inc (c)	7,227	109,923
Hudson Global Inc (b)	3,286	47,253
Huron Consulting Group Inc (b)	21,253	2,610,081
ICF International Inc	24,339	3,372,655
Innodata Inc (b)(c)	33,119	1,360,529
Insperity Inc (c)	46,268	3,648,232
Jacobs Solutions Inc	162,355	22,929,397
KBR Inc	172,527	10,494,817
Kelly Services Inc Class A	41,917	614,084
Kforce Inc	22,805	1,368,072
Korn Ferry	68,508	5,366,917
Legalzoom.com Inc (b)	141,450	1,121,699
Leidos Holdings Inc	174,743	28,902,492
ManpowerGroup Inc	61,685	3,970,663
Mastech Digital Inc (b)	6,739	103,781
Maximus Inc	78,039	5,813,906
Mistras Group Inc (b)	24,464	227,760
Nixxy Inc (b)	4,038	10,257
NV5 Global Inc (b)	67,619	1,471,389
Parsons Corp (b)	60,613	5,813,393
Paychex Inc	415,777	60,815,702
Paycom Software Inc	63,132	14,641,573
Paycor HCM Inc (b)	104,046	1,879,071
Paylocity Holding Corp (b)	56,232	11,670,389
Planet Labs PBC Class A (b)	272,898	1,072,489
Professional Diversity Network Inc (b)	8,502	6,360
Rcm Technologies Inc (b)	6,616	151,374
Resources Connection Inc	42,143	355,687
Robert Half Inc	132,766	9,905,671
Science Applications International Corp	66,430	8,253,928
ShiftPixy Inc (b)(d)	4	25
Skillsoft Corp Class A (b)	5,995	91,783
Spire Global Inc Class A (b)(c)	29,693	485,184
SS&C Technologies Holdings Inc	276,831	21,410,110
Staffing 360 Solutions Inc (b)	314	779
Steel Connect Inc (b)	1,588	19,485
TransUnion	252,018	25,579,827
TriNet Group Inc	39,880	3,725,988
TrueBlue Inc (b)	38,618	290,407
TTEC Holdings Inc	25,401	131,577
UL Solutions Inc Class A	76,373	4,103,521
Upwork Inc (b)	159,410	2,705,188
Verisk Analytics Inc	184,628	54,319,404
Verra Mobility Corp Class A (b)	213,516	5,051,789
Where Food Comes From Inc (b)	3,409	40,703
Willdan Group Inc (b)	16,991	742,677
		691,983,632
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	134,187	6,830,118
Alta Equipment Group Inc Class A	26,533	209,876
Applied Industrial Technologies Inc	49,737	13,663,749
Beacon Roofing Supply Inc (b)	80,220	9,066,464
BlueLinx Holdings Inc (b)	11,042	1,387,979
Boise Cascade Co	50,480	7,450,848
Core & Main Inc Class A (b)	250,204	12,147,404
Custom Truck One Source Inc Class A (b)(c)	70,257	420,137
Distribution Solutions Group Inc (b)	12,114	473,839
DNOW Inc (b)	138,293	2,081,310
DXP Enterprises Inc/TX (b)	16,605	1,216,648
EVI Industries Inc	6,659	130,783
Fastenal Co	742,811	62,069,287
Ferguson Enterprises Inc	261,014	56,360,753
FTAI Aviation Ltd	132,559	22,378,610
GATX Corp	46,145	7,575,163
Global Industrial Co	17,482	493,867
GMS Inc (b)	51,433	5,161,302
H&E Equipment Services Inc	40,700	2,431,418
Herc Holdings Inc	36,835	8,545,720
Hudson Technologies Inc (b)	52,053	309,195
iPower Inc (b)	17,714	14,525
Karat Packaging Inc	9,004	278,134
McGrath RentCorp	31,859	3,882,019
Mrc Global Inc (b)	110,791	1,547,750
MSC Industrial Direct Co Inc Class A	58,370	5,012,816
Rush Enterprises Inc Class A	78,995	4,893,741
Rush Enterprises Inc Class B	12,836	731,780
SiteOne Landscape Supply Inc (b)	58,524	8,968,803
Titan Machinery Inc (b)	25,804	398,672
Transcat Inc (b)	11,866	1,244,625
United Rentals Inc	86,368	74,794,688
Watsco Inc	45,127	24,892,053
Wesco International Inc	58,011	12,273,387
Willis Lease Finance Corp	3,681	802,716
WW Grainger Inc	57,625	69,457,718
Xometry Inc Class A (b)	57,487	1,784,971
		431,382,868
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	4,685	7,776
Sky Harbour Group Corp Class A (b)(c)	14,927	168,377
		176,153
TOTAL INDUSTRIALS		7,553,023,289

Information Technology - 28.8%
Communications Equipment - 0.8%
Actelis Networks Inc (b)(c)	6,875	8,456
ADTRAN Holdings Inc (b)	92,513	786,361
Applied Optoelectronics Inc (b)(c)	52,582	2,167,430
Arista Networks Inc (b)	334,140	135,600,695
Aviat Networks Inc (b)	14,756	233,587
BK Technologies Corp (b)	3,778	125,354
Calix Inc (b)	76,027	2,473,158
Cambium Networks Corp (b)	16,142	20,339
Ciena Corp (b)	186,358	12,992,880
Cisco Systems Inc	5,225,644	309,410,382
Clearfield Inc (b)	15,380	470,628
ClearOne Inc	14,249	7,125
CommScope Holding Co Inc (b)	280,212	1,336,611
Comtech Telecommunications Corp (b)	36,891	125,060
Digi International Inc (b)	47,278	1,570,575
EMCORE Corp (b)(c)	10,235	30,705
Extreme Networks Inc (b)	169,004	2,805,466
F5 Inc (b)	75,607	18,928,212
Franklin Wireless Corp (b)	11,951	51,389
Genasys Inc (b)	58,630	221,621
Harmonic Inc (b)	151,250	1,939,025
Infinera Corp (b)(c)	269,050	1,778,421
Inseego Corp (b)	12,325	147,161
Juniper Networks Inc	427,011	15,338,235
KVH Industries Inc (b)	16,782	92,469
Lantronix Inc (b)	39,857	119,571
Lumentum Holdings Inc (b)	88,058	7,658,404
Motorola Solutions Inc	216,367	108,118,590
Netgear Inc (b)	37,270	916,842
NetScout Systems Inc (b)	92,486	2,023,594
Network-1 Technologies Inc	17,330	23,742
Ondas Holdings Inc (b)(c)	80,245	78,969
Optical Cable Corp (b)	3,668	8,436
Ribbon Communications Inc (b)	117,959	461,220
Ubiquiti Inc (c)	5,488	1,901,537
Viasat Inc (b)(c)	109,393	1,020,637
Viavi Solutions Inc (b)	288,086	2,863,575
Vislink Technologies Inc (b)	3,045	13,733
		633,870,195
Electronic Equipment, Instruments & Components - 0.7%
908 Devices Inc (b)	34,584	94,760
Advanced Energy Industries Inc	48,855	5,620,279
Aeva Technologies Inc (b)(c)	42,751	196,655
AEye Inc Class A (b)	10,666	12,053
Airgain Inc (b)	13,635	120,942
Akoustis Technologies Inc (b)	99,513	10,061
Amphenol Corp Class A	1,562,046	113,482,642
AmpliTech Group Inc (b)	7,997	7,517
Arlo Technologies Inc (b)	129,812	1,456,491
Arrow Electronics Inc (b)	68,631	8,246,701
Astrotech Corp (b)	1,857	13,073
Avnet Inc	114,297	6,253,189
Badger Meter Inc	38,150	8,271,683
Bel Fuse Inc Class A	2,601	251,413
Bel Fuse Inc Class B	12,955	1,038,732
Belden Inc	52,946	6,480,590
Benchmark Electronics Inc	46,988	2,278,448
CDW Corp/DE	173,229	30,476,178
Cepton Inc Class A (b)	6,331	19,974
Climb Global Solutions Inc	5,005	673,723
Coda Octopus Group Inc (b)	7,638	72,255
Cognex Corp	222,415	8,892,152
Coherent Corp (b)	198,848	19,916,616
Corning Inc	999,070	48,624,737
CPS Technologies Corp (b)(c)	13,073	20,002
Crane NXT Co	63,674	3,991,086
CTS Corp	39,450	2,166,200
Daktronics Inc (b)	51,246	789,188
Data I/O Corp (b)	9,713	26,031
Digital Ally Inc (b)(c)	5,665	4,419
Electro-Sensors Inc (b)	1,451	6,319
ePlus Inc (b)	34,499	2,789,589
Evolv Technologies Holdings Inc Class A (b)(c)	141,384	572,605
FARO Technologies Inc (b)	25,335	665,044
Flex Ltd (b)	515,018	20,070,251
Focus Universal Inc (b)	33,549	8,672
Frequency Electronics Inc	11,324	158,649
Identiv Inc (b)	28,672	114,115
Insight Enterprises Inc (b)	36,336	5,684,767
Interlink Electronics Inc	3,990	19,711
IPG Photonics Corp (b)	35,560	2,775,102
Itron Inc (b)	58,360	6,917,411
Jabil Inc	147,142	19,986,298
Key Tronic Corp (b)	12,912	72,824
Keysight Technologies Inc (b)	226,389	38,676,297
Kimball Electronics Inc (b)	32,221	631,854
Knowles Corp (b)	114,868	2,235,331
LGL Group Inc/The (b)	3,728	21,623
LGL Group Inc/The warrants 11/16/2025 (b)	2,530	556
LightPath Technologies Inc Class A (b)	42,348	71,568
Lightwave Logic Inc (b)(c)	156,827	450,093
Littelfuse Inc	32,158	7,932,414
Luna Innovations Inc (b)(c)	33,574	59,090
M-Tron Industries Inc (b)	3,029	198,581
Methode Electronics Inc	45,915	501,392
MicroVision Inc (b)(c)	277,845	250,061
Mirion Technologies Inc Class A (b)	242,817	4,096,323
MultiSensor AI Holdings Inc (b)	17,500	28,700
Napco Security Technologies Inc	47,900	1,879,117
Neonode Inc (b)(c)	15,154	124,263
nLight Inc (b)	62,461	678,326
Nortech Systems Inc (b)	1,329	14,539
Novanta Inc (b)	46,571	7,776,426
OSI Systems Inc (b)	20,571	3,649,295
Ouster Inc Class A (b)	54,471	538,173
PAR Technology Corp (b)(c)	47,071	3,819,341
PC Connection Inc	16,066	1,166,070
Plexus Corp (b)	35,344	5,810,554
Powerfleet Inc NJ (b)	120,241	846,497
Red Cat Holdings Inc (b)(c)	67,826	798,312
Research Frontiers Inc (b)	37,918	73,940
RF Industries Ltd (b)	10,255	43,174
Richardson Electronics Ltd/United States	16,250	228,800
Rogers Corp (b)	21,971	2,275,756
Sanmina Corp (b)	70,912	5,631,122
ScanSource Inc (b)	29,533	1,488,759
SigmaTron International Inc (b)	6,015	16,842
SmartRent Inc Class A (b)	231,384	409,550
Sobr Safe Inc (b)	97	509
Sono-Tek Corp (b)	17,416	81,333
Syntec Optics Holdings Inc Class A (b)	8,195	7,194
Taitron Components Inc Class A	1,710	4,617
TD SYNNEX Corp	98,685	11,742,528
Teledyne Technologies Inc (b)	60,681	29,446,062
Trimble Inc (b)	316,699	23,109,526
TTM Technologies Inc (b)	132,319	3,225,937
Universal Security Instruments Inc (b)(c)	1,618	3,543
VerifyMe Inc (b)	9,014	7,125
Vishay Intertechnology Inc	147,277	2,812,991
Vishay Precision Group Inc (b)	15,986	367,198
Vontier Corp	199,132	7,817,922
Vuzix Corp (b)(c)	79,261	183,093
Wrap Technologies Inc (b)(c)	39,464	70,838
Zebra Technologies Corp Class A (b)	66,900	27,228,300
		527,880,602
IT Services - 0.9%
Akamai Technologies Inc (b)	196,519	18,476,716
Applied Digital Corp (b)	135,015	1,363,652
ASGN Inc (b)	58,126	5,321,435
Backblaze Inc Class A (b)	48,067	311,955
BigBear.ai Holdings Inc (b)(c)	126,862	290,514
BigCommerce Holdings Inc (b)	84,653	623,893
Brand Engagement Network Inc Class A (b)(c)	14,273	11,675
Brightcove Inc (b)	58,509	249,833
Castellum Inc (b)	18,720	3,746
CISO Global Inc (b)	8,797	12,140
Cloudflare Inc Class A (b)	393,904	39,323,436
Cognizant Technology Solutions Corp Class A	643,113	51,764,165
Core Scientific Inc	334,983	5,989,496
Couchbase Inc (b)	52,260	1,071,853
Crexendo Inc (b)	15,551	83,664
CSP Inc	7,995	129,919
Data Storage Corp (b)	5,326	20,878
DigitalOcean Holdings Inc (b)	82,077	3,125,492
DXC Technology Co (b)	234,517	5,276,633
EPAM Systems Inc (b)	73,863	18,016,663
Fastly Inc Class A (b)	165,463	1,403,126
Gartner Inc (b)	99,933	51,758,299
Glimpse Group Inc/The (b)	19,243	13,851
GoDaddy Inc Class A (b)	182,816	36,118,957
Grid Dynamics Holdings Inc (b)	73,938	1,353,065
Hackett Group Inc/The	32,891	1,030,804
IBM Corporation	1,194,819	271,713,789
Information Services Group Inc	47,563	175,507
Kyndryl Holdings Inc (b)	299,801	10,406,093
MongoDB Inc Class A (b)	95,145	30,683,311
Okta Inc Class A (b)	208,793	16,193,985
Rackspace Technology Inc (b)	99,931	267,815
Research Solutions Inc/CA (b)	30,025	104,187
Snowflake Inc Class A (b)	434,269	75,910,221
Tucows Inc Class A (b)(c)	13,142	232,482
Twilio Inc Class A (b)	208,348	21,780,700
Unisys Corp (b)	90,163	719,501
VeriSign Inc (b)	108,748	20,355,451
WidePoint Corp (b)	9,671	49,129
XTI Aerospace Inc (b)	33,414	1,500
XTI Aerospace Inc (e)	15	12
XTI Aerospace Inc (e)	15	12
		691,739,555
Semiconductors & Semiconductor Equipment - 9.7%
ACM Research Inc Class A (b)	63,364	1,089,227
Advanced Micro Devices Inc (b)	2,099,321	287,974,358
Aehr Test Systems (b)(c)	36,209	430,525
Alpha & Omega Semiconductor Ltd (b)	30,835	1,278,727
Ambarella Inc (b)	49,978	3,575,926
Amkor Technology Inc	146,966	3,885,781
Amtech Systems Inc (b)	15,789	89,050
Analog Devices Inc	643,648	140,347,446
Applied Materials Inc	1,073,926	187,625,611
Ascent Solar Technologies Inc (b)	1,258	3,358
Astera Labs Inc (b)	26,422	2,728,072
Atomera Inc (b)(c)	36,266	224,124
Axcelis Technologies Inc (b)	42,315	3,141,466
AXT Inc (b)	52,056	111,400
Broadcom Inc	6,037,768	978,601,437
CEVA Inc (b)	30,793	915,784
Cirrus Logic Inc (b)	69,273	7,235,565
Cohu Inc (b)	60,787	1,604,777
Credo Technology Group Holding Ltd (b)	184,285	9,022,594
CVD Equipment Corp (b)	7,571	24,150
Diodes Inc (b)	60,102	3,906,630
Enphase Energy Inc (b)	175,677	12,534,554
Entegris Inc	195,774	20,679,608
Everspin Technologies Inc (b)	23,771	145,954
First Solar Inc (b)	138,867	27,672,027
FormFactor Inc (b)	100,349	4,019,981
GCT Semiconductor Holding Inc Class A (b)(c)	42,176	107,549
GSI Technology Inc (b)	25,104	82,843
Ichor Holdings Ltd (b)	43,656	1,430,171
Impinj Inc (b)	29,548	5,679,421
Intel Corp	5,534,568	133,106,360
inTEST Corp (b)	15,930	120,749
KLA Corp	174,351	112,810,328
Kopin Corp (b)	138,192	163,067
Lam Research Corp	1,691,031	124,933,370
Lattice Semiconductor Corp (b)	178,705	10,141,509
MACOM Technology Solutions Holdings Inc (b)	74,885	9,946,226
Marvell Technology Inc	1,122,748	104,067,512
MaxLinear Inc Class A (b)	99,075	1,499,005
Microchip Technology Inc	695,923	47,441,071
Micron Technology Inc	1,438,248	140,876,392
MKS Instruments Inc	87,206	9,910,090
Mobix Labs Inc Class A (b)(c)	28,513	43,624
Monolithic Power Systems Inc	63,241	35,898,121
Navitas Semiconductor Corp Class A (b)(c)	166,938	459,080
NVE Corp	6,359	491,424
NVIDIA Corp	31,908,387	4,411,334,503
ON Semiconductor Corp (b)	555,640	39,517,117
Onto Innovation Inc (b)	64,043	10,514,580
PDF Solutions Inc (b)	40,293	1,273,259
Penguin Solutions Inc (b)	68,569	1,243,842
Peraso Inc (b)	3,440	3,016
Photronics Inc (b)	82,167	2,046,780
Pixelworks Inc (b)	70,744	54,932
Power Integrations Inc	73,734	4,830,314
Qorvo Inc (b)	122,963	8,490,595
QUALCOMM Inc	1,444,970	229,071,094
QuickLogic Corp (b)(c)	17,449	133,136
Rambus Inc (b)	139,655	8,073,456
Rigetti Computing Inc Class A (b)(c)	206,156	628,776
Semtech Corp (b)	97,326	6,232,757
Silicon Laboratories Inc (b)	41,878	4,633,801
SiTime Corp (b)	24,304	5,161,684
SkyWater Technology Inc (b)	29,131	231,300
Skyworks Solutions Inc	207,168	18,145,845
SolarEdge Technologies Inc (b)(c)	74,422	1,175,868
Synaptics Inc (b)	51,198	4,108,128
Teradyne Inc	211,658	23,282,380
Texas Instruments Inc	1,184,302	238,080,231
Trio-Tech International (b)	3,063	21,134
Ultra Clean Holdings Inc (b)	58,342	2,242,083
Universal Display Corp	57,230	9,415,480
Veeco Instruments Inc (b)	73,573	2,050,480
WiSA Technologies Inc (b)	6,842	11,220
Wolfspeed Inc (b)(c)	163,232	1,563,763
		7,471,647,598
Software - 10.2%
8x8 Inc (b)	166,629	516,550
A10 Networks Inc	96,127	1,638,965
ACI Worldwide Inc (b)	135,788	7,715,474
Adeia Inc	141,257	1,712,035
Adobe Inc (b)	575,127	296,725,273
Agilysys Inc (b)	28,937	3,886,239
Airship AI Holdings Inc Class A (b)(c)	12,301	38,379
Alarm.com Holdings Inc (b)	63,877	4,160,948
Alkami Technology Inc (b)	84,868	3,349,740
Altair Engineering Inc Class A (b)	77,089	8,141,369
Amplitude Inc Class A (b)	104,670	1,082,288
ANSYS Inc (b)	113,349	39,796,834
Appfolio Inc Class A (b)	29,850	7,574,438
Appian Corp Class A (b)	53,359	2,019,638
AppLovin Corp Class A (b)	277,420	93,421,185
Arteris Inc (b)	32,188	279,714
Asana Inc Class A (b)(c)	109,368	1,674,424
Aspen Technology Inc (b)	34,459	8,614,750
Atlassian Corp Class A (b)	206,614	54,459,318
Auddia Inc (b)	5,735	3,220
AudioEye Inc (b)	8,510	229,089
Aurora Innovation Inc Class A (b)(c)	1,282,739	8,299,321
authID Inc (b)(c)	11,943	71,539
Autodesk Inc (b)	279,446	81,570,287
AvePoint Inc Class A (b)	133,367	2,353,928
Aware Inc/MA (b)	20,381	32,610
Bentley Systems Inc Class B	199,696	9,884,952
BILL Holdings Inc (b)	126,666	11,427,807
Bio-key International Inc (b)(c)	2,482	2,234
Blackbaud Inc (b)	51,790	4,347,253
Blackboxstocks Inc (b)	2,785	7,213
BlackLine Inc (b)	66,941	4,151,011
Blend Labs Inc Class A (b)	249,507	1,274,981
Box Inc Class A (b)	188,822	6,625,764
Braze Inc Class A (b)	78,430	3,115,240
Bridgeline Digital Inc (b)	11,061	12,610
BTCS Inc (b)	12,170	43,325
Btcs Inc Series V (b)(d)	7,098	0
C3.ai Inc Class A (b)(c)	143,230	5,325,291
Cadence Design Systems Inc (b)	355,163	108,967,560
Ccc Intelligent Solutions Holdings Inc Class A (b)	541,654	6,824,840
Cerence Inc (b)(c)	54,290	399,846
Cipher Mining Inc (b)(c)	273,260	1,830,842
Cleanspark Inc (b)(c)	325,109	4,665,314
Clear Secure Inc Class A	119,825	3,101,071
Clearwater Analytics Holdings Inc Class A (b)	240,550	7,466,672
Commvault Systems Inc (b)	56,723	9,733,100
Confluent Inc Class A (b)	324,323	10,002,121
Consensus Cloud Solutions Inc (b)	22,997	573,775
CoreCard Corp (b)	7,690	161,336
Crowdstrike Holdings Inc Class A (b)	299,480	103,611,096
CS Disco Inc (b)	30,086	178,109
CXApp Inc Class A (b)	15,891	26,538
CYNGN Inc	2,498	14,189
Daily Journal Corp (b)	1,205	680,235
Datadog Inc Class A (b)	403,545	61,641,499
DatChat Inc (b)(c)	4,042	7,801
Digimarc Corp (b)(c)	19,442	658,889
Digital Turbine Inc (b)	120,627	173,703
DocuSign Inc (b)	265,588	21,164,708
Dolby Laboratories Inc Class A	77,427	6,064,083
Domo Inc Class B (b)	42,304	395,965
DoubleVerify Holdings Inc (b)	183,152	3,723,480
Dropbox Inc Class A (b)	307,453	8,504,150
Duos Technologies Group Inc (b)	7,322	40,491
Dynatrace Inc (b)	386,432	21,713,614
E2open Parent Holdings Inc Class A (b)(c)	271,627	825,746
eGain Corp (b)	25,971	138,425
Elastic NV (b)	110,812	12,129,482
Enfusion Inc Class A (b)	56,060	557,236
EverCommerce Inc (b)	23,920	290,628
Expensify Inc Class A (b)	64,999	211,897
Fair Isaac Corp (b)	31,799	75,523,579
Five9 Inc (b)	96,964	4,002,674
Fortinet Inc (b)	823,473	78,271,109
FOXO Technologies Inc (b)(c)	1,734	894
Freshworks Inc Class A (b)	234,203	3,744,906
Gen Digital Inc	702,498	21,672,063
Gitlab Inc Class A (b)	149,764	9,547,455
Greenidge Generation Holdings Inc Class A (b)(c)	10,906	26,283
Guidewire Software Inc (b)	107,245	21,758,938
HashiCorp Inc Class A (b)	197,768	6,648,960
HubSpot Inc (b)	66,609	48,028,419
iLearningEngines Holdings Inc Class A (b)(c)	38,339	52,908
Informatica Inc Class A (b)	107,378	2,847,665
Intapp Inc (b)	63,836	3,992,942
Intellicheck Inc (b)	21,916	52,379
Intellinetics Inc (b)	3,418	49,834
InterDigital Inc (c)	32,761	6,419,846
Intrusion Inc (b)(c)	7,956	4,575
Intuit Inc	362,596	232,688,731
Inuvo Inc (b)	156,363	46,753
Issuer Direct Corp (b)	3,729	37,290
Iveda Solutions Inc (b)(c)	2,755	5,014
Jamf Holding Corp (b)	81,318	1,187,243
Kaltura Inc (b)	102,307	227,122
Klaviyo Inc Class A (b)	94,208	3,498,885
LivePerson Inc (b)(c)	94,950	92,149
LiveRamp Holdings Inc (b)	86,497	2,626,049
LM Funding America Inc (b)(c)	2,896	8,746
Logility Supply Chain Solutions Inc Class A	41,387	435,805
Manhattan Associates Inc (b)	79,447	22,677,352
MARA Holdings Inc (b)(c)	382,008	10,474,659
Marin Software Inc (b)	3,318	7,432
Matterport Inc Class A (b)	369,159	1,757,197
Meridianlink Inc (b)	34,469	804,851
Microsoft Corp	9,641,276	4,082,694,736
MicroStrategy Inc Class A (b)	226,578	87,792,178
Mitek Systems Inc (b)	60,076	559,908
N-able Inc/US (b)	91,366	953,861
nCino Inc (b)	119,519	5,018,603
NCR Voyix Corp (b)	188,098	2,729,302
NetSol Technologies Inc (b)	9,122	24,538
NextNav Inc Class A (b)(c)	83,632	1,454,360
NextTrip Inc (b)	755	2,884
Nutanix Inc Class A (b)	317,841	20,748,660
Oblong Inc (b)	944	3,247
Olo Inc Class A (b)	143,229	1,044,139
ON24 Inc (b)	48,483	320,473
OneSpan Inc (b)	46,417	841,076
Onestream Inc Class A	56,066	1,675,813
Ooma Inc (b)	31,784	470,403
Oracle Corp	2,073,175	383,205,667
PagerDuty Inc (b)	124,074	2,635,332
Palantir Technologies Inc Class A (b)	2,612,096	175,219,400
Palo Alto Networks Inc (b)	419,996	162,882,849
Pegasystems Inc	57,636	5,473,691
Phunware Inc (b)(c)	14,807	68,704
Porch Group Inc (b)(c)	121,977	446,436
Prairie Operating Co (b)	8,569	72,922
Procore Technologies Inc (b)	137,949	11,201,459
Progress Software Corp	55,547	3,799,970
PROS Holdings Inc (b)	56,256	1,303,452
PTC Inc (b)	155,824	31,174,149
Q2 Holdings Inc (b)	78,233	8,194,124
Qualys Inc (b)	47,763	7,336,397
Quantum Computing Inc (b)(c)	85,625	604,513
QXO Inc (b)	318,657	5,302,452
Rapid7 Inc (b)	81,320	3,464,232
reAlpha Tech Corp (b)	8,662	10,048
Red Violet Inc	14,880	547,584
Rekor Systems Inc (b)	117,184	113,856
ReposiTrak Inc (c)	15,949	366,508
Rimini Street Inc (b)	60,627	130,954
RingCentral Inc Class A (b)	106,236	3,997,661
Riot Platforms Inc (b)(c)	345,971	4,376,533
Roper Technologies Inc	139,028	78,751,020
Rubrik Inc Class A (b)	72,090	3,663,614
Salesforce Inc	1,256,879	414,757,502
Samsara Inc Class A (b)	265,586	14,206,195
SecureWorks Corp Class A (b)	19,092	161,136
SEMrush Holdings Inc Class A (b)	43,472	591,219
SentinelOne Inc Class A (b)	371,872	10,393,822
Servicenow Inc (b)	267,203	280,413,516
Signing Day Sports Inc (b)(c)	178	1,531
Silvaco Group Inc (b)(c)	7,399	61,042
Smartsheet Inc Class A (b)	179,540	10,045,263
Smith Micro Software Inc (b)	13,571	11,671
SolarWinds Corp	70,230	937,571
Soluna Holdings Inc (b)	5,852	20,014
SoundHound AI Inc Class A (b)(c)	422,975	3,937,897
SoundThinking Inc (b)	11,378	147,686
Sprinklr Inc Class A (b)	156,666	1,290,928
Sprout Social Inc Class A (b)	65,440	2,095,389
SPS Commerce Inc (b)	48,118	9,290,142
Stronghold Digital Mining Inc Class A (b)	17,629	91,671
Synchronoss Technologies Inc (b)	12,186	120,398
Synopsys Inc (b)	198,731	110,989,276
T Stamp Inc Class A (b)(c)	3,814	2,632
Telos Corp (b)	68,481	232,835
Tenable Holdings Inc (b)	154,465	6,484,441
Teradata Corp (b)	124,565	3,849,059
Terawulf Inc (b)(c)	397,223	3,134,089
Tyler Technologies Inc (b)	55,356	34,828,335
UiPath Inc Class A (b)	578,901	8,226,183
Unity Software Inc (b)	375,855	9,061,864
Upland Software Inc (b)	30,810	113,073
Urgent.ly Inc (b)	14,849	7,837
Varonis Systems Inc (b)	145,489	7,268,630
Verb Technology Co Inc (b)(c)	865	8,391
Verint Systems Inc (b)	80,172	2,020,334
Veritone Inc (b)(c)	43,088	113,752
Vertex Inc Class A (b)	66,981	3,633,719
Viant Technology Inc Class A (b)	21,182	399,916
VirnetX Holding Corp (b)	4,064	21,986
Weave Communications Inc (b)	51,405	702,706
Workday Inc Class A (b)	275,499	68,871,995
Workiva Inc Class A (b)	66,652	6,481,907
Xperi Inc (b)	59,652	564,904
Yext Inc (b)	139,469	1,152,014
Zeta Global Holdings Corp Class A (b)	261,485	5,569,631
Zoom Communications Inc Class A (b)	341,967	28,277,251
Zscaler Inc (b)	121,548	25,110,601
Zuora Inc Class A (b)	181,335	1,800,657
		7,809,464,703
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	19,721,076	4,680,402,967
AstroNova Inc (b)	8,696	133,658
Boxlight Corp Class A (b)	6,520	2,842
CompoSecure Inc Class A (c)	36,360	579,942
Corsair Gaming Inc (b)	57,930	425,786
CPI Card Group Inc (b)	5,914	195,221
Dell Technologies Inc Class C	373,145	47,609,571
Diebold Nixdorf Inc (b)	48,768	2,254,057
Eastman Kodak Co (b)	95,880	695,130
Hewlett Packard Enterprise Co	1,685,953	35,775,923
HP Inc	1,269,502	44,978,456
Immersion Corp (c)	38,040	340,078
Intevac Inc (b)	34,896	97,360
IonQ Inc (b)(c)	252,715	9,224,098
Movano Inc (b)	6,615	37,308
NetApp Inc	266,656	32,702,692
One Stop Systems Inc (b)	23,344	55,325
Pure Storage Inc Class A (b)	400,811	21,238,975
Quantum Corp (b)(c)	6,224	108,360
Seagate Technology Holdings PLC	272,373	27,599,556
Socket Mobile Inc (b)	6,713	10,807
Sonim Technologies Inc (b)	3,030	9,998
Super Micro Computer Inc (b)(c)	653,214	21,320,905
TransAct Technologies Inc (b)	11,735	48,817
Turtle Beach Corp (b)	22,125	382,984
Western Digital Corp (b)	423,512	30,912,141
Xerox Holdings Corp	150,483	1,375,415
		4,958,518,372
TOTAL INFORMATION TECHNOLOGY		22,093,121,025

Materials - 2.5%
Chemicals - 1.4%
AdvanSix Inc	34,753	1,128,430
Air Products and Chemicals Inc	288,374	96,412,079
Albemarle Corp (c)	152,454	16,419,296
Alto Ingredients Inc (b)	93,968	136,254
American Vanguard Corp	34,757	208,890
Arq Inc (b)	35,080	270,467
Ashland Inc	63,408	4,949,628
ASP Isotopes Inc (b)(c)	65,891	365,695
Aspen Aerogels Inc (b)	82,088	1,214,902
Avient Corp	118,461	6,071,126
Axalta Coating Systems Ltd (b)	284,390	11,506,419
Balchem Corp	42,077	7,595,740
Cabot Corp	71,100	7,793,982
Celanese Corp	141,721	10,375,394
CF Industries Holdings Inc	234,012	20,981,516
Chemours Co/The	193,666	4,210,299
Core Molding Technologies Inc (b)	10,030	165,896
Corteva Inc	897,892	55,884,798
Crown ElectroKinetics Corp (b)(c)	5,574	1,561
Danimer Scientific Inc (b)(c)	3,597	23,381
Danimer Scientific Inc warrants 7/15/2025 (b)	39,481	1,657
Dow Inc	909,470	40,207,669
DuPont de Nemours Inc	541,478	45,262,146
Eastman Chemical Co	151,648	15,880,579
Ecolab Inc	328,444	81,707,014
Ecovyst Inc (b)	135,593	1,077,964
Element Solutions Inc	288,751	8,281,379
Flotek Industries Inc (b)	38,594	328,049
FMC Corp	161,946	9,569,389
Ginkgo Bioworks Holdings Inc Class A (b)(c)	49,782	433,103
Hawkins Inc	24,696	3,321,859
HB Fuller Co	70,633	5,430,971
Huntsman Corp	211,167	4,134,650
Ingevity Corp (b)	47,125	2,288,861
Innospec Inc	32,379	3,840,473
International Flavors & Fragrances Inc	331,634	30,298,082
Intrepid Potash Inc (b)	12,379	335,595
Koppers Holdings Inc	26,543	1,020,844
Kronos Worldwide Inc	28,641	323,930
Linde PLC	623,502	287,428,188
LSB Industries Inc (b)	68,464	604,537
LyondellBasell Industries NV Class A1	337,446	28,122,750
Mativ Holdings Inc	70,549	927,719
Minerals Technologies Inc	41,695	3,401,061
Mosaic Co/The	413,220	10,933,801
NewMarket Corp	9,951	5,309,456
Northern Technologies International Corp	10,337	143,891
Novusterra Inc (b)(c)(d)	6,247	0
Olin Corp	152,383	6,489,992
Origin Materials Inc Class A (b)	165,015	204,619
Perimeter Solutions Inc	177,337	2,269,914
PPG Industries Inc	302,576	37,631,377
PureCycle Technologies Inc (b)(c)	177,622	2,361,484
Quaker Chemical Corp	17,911	2,824,565
Rayonier Advanced Materials Inc (b)	85,463	752,929
RPM International Inc	167,013	23,178,064
Scotts Miracle-Gro Co/The	55,279	4,261,458
Sensient Technologies Corp	55,015	4,271,365
Sherwin-Williams Co/The	301,001	119,617,797
Stepan Co	27,385	2,105,907
Trinseo PLC	46,092	199,578
Tronox Holdings PLC	151,667	1,835,171
Valhi Inc	2,974	76,134
Westlake Corp	43,313	5,561,389
		1,049,973,113
Construction Materials - 0.3%
CRH PLC	884,614	90,469,474
Eagle Materials Inc	43,598	13,468,294
Knife River Corp (b)	73,430	7,600,005
Martin Marietta Materials Inc	79,262	47,557,200
Smith-Midland Corp (b)	5,910	290,181
Summit Materials Inc Class A (b)	154,784	7,884,697
United States Lime & Minerals Inc	13,712	2,097,936
Vulcan Materials Co	171,269	49,347,737
		218,715,524
Containers & Packaging - 0.3%
Amcor PLC	1,875,594	19,956,320
AptarGroup Inc	86,096	14,891,164
Avery Dennison Corp	104,434	21,508,182
Ball Corp	393,761	24,476,184
Berry Global Group Inc	148,576	10,743,531
Crown Holdings Inc	154,594	14,236,561
Eightco Holdings Inc (b)	2,107	3,898
Graphic Packaging Holding CO	389,323	11,714,729
Greif Inc Class A	33,890	2,407,207
Greif Inc Class B	5,736	434,444
International Paper Co	450,621	26,510,033
Myers Industries Inc	48,772	565,755
O-I Glass Inc (b)	201,783	2,542,466
Packaging Corp of America	115,676	28,785,973
Pactiv Evergreen Inc	51,004	692,124
Ranpak Holdings Corp Class A (b)	56,310	438,655
Sealed Air Corp	188,924	6,914,618
Silgan Holdings Inc	105,188	6,051,466
Smurfit WestRock PLC	640,105	35,218,578
Sonoco Products Co	127,497	6,614,544
TriMas Corp	49,092	1,297,011
		236,003,443
Metals & Mining - 0.5%
5E Advanced Materials Inc (b)	63,797	28,836
Alcoa Corp	335,129	15,560,039
Alpha Metallurgical Resources Inc	14,181	3,482,428
American Battery Technology Co (b)(c)	76,306	71,209
Ampco-Pittsburgh Corp (b)	19,381	41,863
Arch Resources Inc Class A	23,457	4,032,727
Ascent Industries Co (b)	11,477	124,411
ATI Inc (b)	161,442	9,713,965
Carpenter Technology Corp	64,808	12,575,344
Century Aluminum Co (b)	67,469	1,540,317
Cleveland-Cliffs Inc (b)	626,177	7,795,904
Coeur Mining Inc (b)	518,272	3,348,037
Commercial Metals Co	149,092	9,197,485
Compass Minerals International Inc (c)	43,924	677,747
Contango ORE Inc (b)	12,612	177,577
Dakota Gold Corp (b)	87,013	195,779
Freeport-McMoRan Inc	1,863,783	82,379,209
Friedman Industries Inc	9,199	140,101
Gatos Silver Inc (b)	60,534	935,856
Gold Resource Corp (b)	124,502	21,564
Golden Minerals Co (b)	11,257	3,041
Hecla Mining Co	805,998	4,449,109
Hycroft Mining Holding Corp (b)(c)	25,983	60,800
Idaho Strategic Resources Inc (b)	14,486	177,454
Inno Holdings Inc (b)	2,193	10,943
Ivanhoe Electric Inc / US (b)(c)	109,347	1,039,890
Kaiser Aluminum Corp	20,730	1,684,934
Materion Corp	26,903	3,110,525
Metallus Inc (b)	49,568	826,299
MP Materials Corp (b)(c)	158,751	3,344,884
Newmont Corp	1,488,390	62,423,077
Nucor Corp	307,823	47,617,140
Olympic Steel Inc	12,702	537,041
Paramount Gold Nevada Corp (b)	74,708	30,473
Piedmont Lithium Inc (b)(c)	23,195	291,329
Radius Recycling Inc Class A	34,329	680,401
Ramaco Resources Inc Class A	26,986	344,072
Ramaco Resources Inc Class B	15,417	158,178
Reliance Inc	71,344	22,918,547
Royal Gold Inc	85,280	12,473,053
Ryerson Holding Corp	36,559	939,566
Solitario Resources Corp (b)	91,212	55,639
Steel Dynamics Inc	186,105	27,035,473
SunCoke Energy Inc	109,194	1,360,557
Tredegar Corp (b)	33,626	241,098
United States Antimony Corp (b)	99,622	76,171
United States Steel Corp	290,135	11,828,804
Universal Stainless & Alloy Products Inc (b)	11,342	503,812
US Gold Corp (b)	12,537	96,535
Warrior Met Coal Inc (c)	67,865	4,772,267
Worthington Steel Inc	45,098	2,022,194
		363,153,704
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	21,511	583,378
Louisiana-Pacific Corp	81,149	9,591,812
Magnera Corp (b)	45,639	934,687
Sylvamo Corp	44,684	4,123,886
		15,233,763
TOTAL MATERIALS		1,883,079,547

Real Estate - 2.7%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	95,903	1,887,371
Alpine Income Property Trust Inc	16,467	294,595
American Assets Trust Inc	62,704	1,783,302
Armada Hoffler Properties Inc Class A	90,118	995,804
Broadstone Net Lease Inc Class A	247,402	4,332,009
CTO Realty Growth Inc	27,682	564,990
Empire State Realty Trust Inc Class A	176,187	1,931,010
Essential Properties Realty Trust Inc	228,602	7,795,328
Generation Income Properties Inc	5,848	11,052
Gladstone Commercial Corp	56,552	995,881
Global Net Lease Inc	261,567	1,938,211
Medalist Diversified REIT Inc	1,082	13,190
Modiv Industrial Inc Class C	11,821	189,372
NexPoint Diversified Real Estate Trust	47,800	276,762
One Liberty Properties Inc	21,521	647,136
Presidio Property Trust Inc Class A (c)	15,967	10,936
Presidio Property Trust Inc warrants 1/24/2027 (b)	5,422	173
WP Carey Inc	284,613	16,240,018
		39,907,140
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	202,188	22,287,183
American Healthcare REIT Inc	193,880	5,779,563
CareTrust REIT Inc	218,859	6,519,810
Community Healthcare Trust Inc	33,193	627,348
Diversified Healthcare Trust	281,494	731,884
Global Medical REIT Inc	83,821	745,169
Healthcare Realty Trust Inc	472,109	8,649,037
Healthpeak Properties Inc	914,770	20,115,792
LTC Properties Inc	57,205	2,207,541
Medical Properties Trust Inc (c)	779,361	3,421,395
National Health Investors Inc	56,738	4,348,968
Omega Healthcare Investors Inc	335,307	13,616,817
Sabra Health Care REIT Inc	305,365	5,719,486
Sila Realty Trust Inc (c)	71,991	1,915,681
Strawberry Fields REIT Ltd (c)	3,376	42,740
Universal Health Realty Income Trust	17,154	723,727
Ventas Inc	536,305	34,361,061
Welltower Inc	750,931	103,763,646
		235,576,848
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	292,401	4,710,580
Ashford Hospitality Trust Inc (b)	6,724	60,180
Braemar Hotels & Resorts Inc	76,653	275,951
Chatham Lodging Trust	64,786	596,679
DiamondRock Hospitality Co	270,904	2,513,989
Host Hotels & Resorts Inc	912,629	16,810,626
InnSuites Hospitality Trust	4,028	9,143
Park Hotels & Resorts Inc	272,630	4,239,397
Pebblebrook Hotel Trust	156,868	2,172,622
RLJ Lodging Trust	201,084	2,053,068
Ryman Hospitality Properties Inc	77,840	9,125,962
Service Properties Trust	217,566	604,833
Sotherly Hotels Inc (b)	24,091	21,684
Summit Hotel Properties Inc	143,258	942,638
Sunstone Hotel Investors Inc	266,413	2,863,940
Xenia Hotels & Resorts Inc	133,422	2,052,030
		49,053,322
Industrial REITs - 0.3%
Americold Realty Trust Inc	339,766	8,106,817
EastGroup Properties Inc	63,332	10,906,404
First Industrial Realty Trust Inc	172,191	9,203,609
Industrial Logistics Properties Trust	76,649	296,632
Lineage Inc (c)	77,179	4,894,692
LXP Industrial Trust	385,375	3,603,256
Plymouth Industrial REIT Inc	52,706	987,710
Prologis Inc	1,201,265	140,283,727
Rexford Industrial Realty Inc	284,853	11,986,614
STAG Industrial Inc Class A	237,314	8,730,782
Terreno Realty Corp	126,169	7,649,626
		206,649,869
Office REITs - 0.1%
Brandywine Realty Trust	226,055	1,265,908
BXP Inc	188,654	15,467,741
City Office Reit Inc	53,813	312,115
COPT Defense Properties	146,732	4,834,819
Cousins Properties Inc	198,345	6,295,470
Creative Media & Community Trust Corp	21,966	5,889
Douglas Emmett Inc	217,899	4,218,525
Easterly Government Properties Inc	128,811	1,586,952
Equity Commonwealth (b)	139,758	2,842,678
Franklin Street Properties Corp	106,291	203,016
Highwoods Properties Inc	138,394	4,492,269
Hudson Pacific Properties Inc	183,540	706,629
JBG SMITH Properties	112,910	1,929,632
Kilroy Realty Corp	137,492	5,710,043
NET Lease Office Properties	19,258	630,507
Office Properties Income Trust	65,781	108,539
Orion Office REIT Inc	68,832	291,159
Paramount Group Inc	237,832	1,155,864
Peakstone Realty Trust	47,596	653,493
Piedmont Office Realty Trust Inc Class A1	162,568	1,547,647
Postal Realty Trust Inc Class A	31,022	439,582
SL Green Realty Corp (c)	90,791	7,098,948
Vornado Realty Trust	215,070	9,258,764
		71,056,189
Real Estate Management & Development - 0.2%
Alset Inc (b)	4,189	5,446
Altisource Portfolio Solutions SA (b)	23,397	20,823
American Realty Investors Inc (b)	1,824	29,640
American Strategic Investment Co Class A (b)	2,266	19,488
AMREP Corp (b)	4,025	145,061
Anywhere Real Estate Inc (b)	126,926	621,937
Avalon GloboCare Corp (b)	262	734
CBRE Group Inc Class A (b)	390,744	54,700,253
CKX Lands Inc (b)	1,822	22,228
Compass Inc Class A (b)	537,890	3,813,640
Comstock Holding Cos Inc Class A (b)	4,760	38,842
CoStar Group Inc (b)	531,590	43,239,531
Cushman & Wakefield PLC (b)	297,691	4,554,672
Douglas Elliman Inc (b)	93,323	237,040
eXp World Holdings Inc (c)	110,133	1,525,342
Fathom Holdings Inc (b)	15,461	30,304
Forestar Group Inc (b)	24,340	726,549
FRP Holdings Inc (b)	17,227	549,197
Howard Hughes Holdings Inc (b)	39,406	3,418,076
InterGroup Corp/The (b)	282	3,892
Jones Lang LaSalle Inc (b)	61,570	17,276,542
JW Mays Inc (b)	58	2,493
Kennedy-Wilson Holdings Inc	153,374	1,776,071
La Rosa Holdings Corp Class A (b)	13,178	8,616
LuxUrban Hotels Inc (b)(c)	1,915	2,298
Marcus & Millichap Inc	31,313	1,302,934
Maui Land & Pineapple Co Inc (b)	9,860	239,105
New Concept Energy Inc (b)	3,319	3,950
Newmark Group Inc Class A	180,132	2,788,443
Offerpad Solutions Inc Class A (b)(c)	10,797	53,229
Opendoor Technologies Inc Class A (b)(c)	812,083	1,900,274
Rafael Holdings Inc Class B (b)	22,915	43,080
RE/MAX Holdings Inc Class A (b)	24,481	322,170
Redfin Corp (b)(c)	158,140	1,500,749
RMR Group Inc/The Class A	21,051	467,332
Safe & Green Development Corp (b)(c)	144	347
Seaport Entertainment Group Inc (c)	10,595	358,641
Seritage Growth Properties Class A (b)	46,175	210,558
St Joe Co/The	49,303	2,518,397
Star Holdings (b)	14,767	166,129
Stratus Properties Inc (b)	8,719	224,514
Tejon Ranch Co (b)	31,941	514,889
Transcontinental Realty Investors Inc (b)	1,615	45,543
Zillow Group Inc Class A (b)	71,410	5,822,057
Zillow Group Inc Class C (b)	194,186	16,449,496
		167,700,552
Residential REITs - 0.3%
American Homes 4 Rent Class A	408,691	15,648,778
Apartment Investment and Management Co Class A (b)	168,888	1,492,970
AvalonBay Communities Inc	184,494	43,420,664
Bluerock Homes Trust Inc	5,284	74,927
BRT Apartments Corp	15,418	309,285
Camden Property Trust	138,581	17,433,490
Centerspace	20,110	1,457,975
Clipper Realty Inc	18,225	92,219
Elme Communities	115,452	1,955,757
Equity LifeStyle Properties Inc	242,338	17,285,970
Equity Residential	443,132	33,970,499
Essex Property Trust Inc	83,377	25,885,223
Independence Realty Trust Inc (c)	292,773	6,394,162
Invitation Homes Inc	739,881	25,340,924
Mid-America Apartment Communities Inc	151,827	24,923,920
NexPoint Residential Trust Inc	29,058	1,367,760
Sun Communities Inc	152,193	19,226,542
UDR Inc	390,147	17,892,141
UMH Properties Inc	90,252	1,732,838
Veris Residential Inc	105,509	1,925,539
		257,831,583
Retail REITs - 0.4%
Acadia Realty Trust	137,985	3,566,912
Agree Realty Corp (c)	130,891	10,052,429
Alexander's Inc	2,870	641,761
Brixmor Property Group Inc	392,185	11,793,003
CBL & Associates Properties Inc	19,555	604,250
Curbline Properties Corp	122,558	2,973,257
Federal Realty Investment Trust	98,045	11,436,949
Getty Realty Corp	65,811	2,163,866
InvenTrust Properties Corp	99,409	3,078,697
Kimco Realty Corp	876,180	22,403,923
Kite Realty Group Trust	286,438	7,897,096
Macerich Co/The	306,586	6,502,689
NETSTREIT Corp	102,163	1,656,062
NNN REIT Inc	239,205	10,520,236
Phillips Edison & Co Inc	159,968	6,318,736
Realty Income Corp	1,131,150	65,482,274
Regency Centers Corp	212,685	16,076,859
Retail Opportunity Investments Corp	166,726	2,901,032
Saul Centers Inc	16,157	664,214
Simon Property Group Inc	397,649	73,008,356
SITE Centers Corp	62,619	971,847
Tanger Inc	142,443	5,266,118
Urban Edge Properties	159,093	3,660,730
Wheeler Real Estate Investment Trust Inc (b)	28	223
Whitestone REIT	58,414	859,854
		270,501,373
Specialized REITs - 1.0%
American Tower Corp	605,976	126,648,984
Crown Castle Inc	564,186	59,944,763
CubeSmart	293,025	14,522,319
Digital Realty Trust Inc	399,290	78,137,060
EPR Properties	99,472	4,513,045
Equinix Inc	123,177	120,895,762
Extra Space Storage Inc	275,138	47,037,592
Farmland Partners Inc	56,627	719,729
Four Corners Property Trust Inc	121,773	3,617,876
Gaming and Leisure Properties Inc	356,922	18,420,744
Gladstone Land Corp	44,825	538,348
Global Self Storage Inc	17,779	90,140
Iron Mountain Inc	380,616	47,070,781
Lamar Advertising Co Class A	114,154	15,298,919
National Storage Affiliates Trust	91,243	4,115,059
Outfront Media Inc	179,478	3,447,772
PotlatchDeltic Corp	93,644	4,198,997
Public Storage Operating Co	204,462	71,162,999
Rayonier Inc	174,815	5,571,354
Safehold Inc	60,155	1,284,911
SBA Communications Corp Class A	139,474	31,555,993
Uniti Group Inc	317,841	1,878,440
VICI Properties Inc	1,361,020	44,382,862
Weyerhaeuser Co	944,415	30,466,828
		735,521,277
TOTAL REAL ESTATE		2,033,798,153

Utilities - 2.4%
Electric Utilities - 1.5%
ALLETE Inc	74,901	4,859,577
Alliant Energy Corp	332,599	21,020,257
American Electric Power Co Inc	690,246	68,927,966
Avangrid Inc	89,958	3,247,484
Constellation Energy Corp	405,585	104,056,888
Duke Energy Corp	1,001,370	117,210,359
Edison International	501,025	43,964,944
Entergy Corp	277,360	43,315,311
Evergy Inc	298,232	19,274,734
Eversource Energy	463,669	29,902,014
Exelon Corp	1,296,824	51,302,357
FirstEnergy Corp	664,904	28,291,665
Genie Energy Ltd Class B	27,968	426,791
Hawaiian Electric Industries Inc (b)	213,321	2,216,405
IDACORP Inc	69,060	8,181,538
MGE Energy Inc	46,950	4,895,946
NextEra Energy Inc	2,664,997	209,655,314
NRG Energy Inc	267,645	27,195,408
OGE Energy Corp	260,540	11,453,338
Oklo Inc Class A (b)(c)	93,460	2,200,048
Otter Tail Corp (c)	54,268	4,376,172
PG&E Corp	2,771,887	59,955,916
Pinnacle West Capital Corp	147,275	13,799,668
Portland General Electric Co	133,812	6,412,271
PPL Corp	957,404	33,442,122
Southern Co/The	1,418,229	126,406,751
TXNM Energy Inc	117,324	5,754,742
Xcel Energy Inc	723,143	52,471,256
		1,104,217,242
Gas Utilities - 0.1%
Atmos Energy Corp	201,323	30,464,196
Chesapeake Utilities Corp	29,162	3,842,094
MDU Resources Group Inc	264,421	5,298,997
National Fuel Gas Co	118,530	7,582,364
New Jersey Resources Corp	129,352	6,671,976
Northwest Natural Holding Co	50,399	2,208,484
ONE Gas Inc (c)	73,510	5,731,575
RGC Resources Inc	11,125	231,399
Southwest Gas Holdings Inc	78,060	6,101,170
Spire Inc	74,998	5,489,104
UGI Corp	278,612	8,461,446
		82,082,805
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	922,019	12,023,128
Altus Power Inc Class A (b)(c)	74,646	322,471
Clearway Energy Inc Class A	73,227	2,036,443
Clearway Energy Inc Class C (c)	81,198	2,394,529
Montauk Renewables Inc (b)	83,029	366,988
Ormat Technologies Inc (c)	69,755	5,693,403
Spruce Power Holding Corp Class A (b)	21,063	53,710
Sunnova Energy International Inc (b)(c)	142,575	789,866
Talen Energy Corp (b)	66,159	14,185,151
Vistra Corp	445,628	71,229,180
		109,094,869
Multi-Utilities - 0.6%
Ameren Corp	346,055	32,664,131
Avista Corp	102,386	3,961,314
Black Hills Corp	90,558	5,802,051
CenterPoint Energy Inc	844,985	27,563,411
CMS Energy Corp	387,401	27,005,724
Consolidated Edison Inc	448,552	45,119,846
Dominion Energy Inc	1,088,368	63,941,620
DTE Energy Co	268,474	33,768,660
NiSource Inc	581,358	22,143,926
NorthWestern Corp	79,637	4,399,148
Public Service Enterprise Group Inc	646,128	60,929,870
Sempra	821,133	76,915,528
Unitil Corp	21,042	1,262,941
WEC Energy Group Inc	410,077	41,438,281
		446,916,451
Water Utilities - 0.1%
American States Water Co	48,926	4,173,877
American Water Works Co Inc	252,702	34,605,012
Artesian Resources Corp Class A	12,284	426,746
Cadiz Inc (b)(c)	56,415	250,483
California Water Service Group	76,283	3,904,927
Consolidated Water Co Ltd	19,282	519,264
Essential Utilities Inc	326,412	13,066,272
Global Water Resources Inc	15,271	204,630
Middlesex Water Co (c)	23,167	1,515,933
Pure Cycle Corp (b)	31,338	455,655
SJW Group	38,628	2,152,352
York Water Co/The	18,626	667,556
		61,942,707
TOTAL UTILITIES		1,804,254,074

TOTAL UNITED STATES		75,937,869,026
TOTAL COMMON STOCKS (Cost $42,648,895,570)		76,585,431,487

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hyperscale Data Inc (d)(g)	129	0
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (b)(d)	18,304	0
TOTAL UNITED STATES		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $872)		0

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (j) (Cost $6,221,583)	4.46	6,284,000	6,222,665

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.64	37,578,037	37,585,553
Fidelity Securities Lending Cash Central Fund (k)(l)	4.64	619,011,797	619,073,698
TOTAL MONEY MARKET FUNDS (Cost $656,659,251)			656,659,251

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $43,311,777,276)	77,248,313,403
NET OTHER ASSETS (LIABILITIES) - (0.7)% (h)	(556,589,083)
NET ASSETS - 100.0%	76,691,724,320

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	113	Dec 2024	13,811,990	749,828	749,828
CME E-mini S&P 500 Index Contracts (United States)	310	Dec 2024	93,798,250	2,751,050	2,751,050
CME E-mini S&P MidCap 400 Index Contracts (United States)	20	Dec 2024	6,755,600	347,374	347,374

TOTAL FUTURES CONTRACTS					3,848,252
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $24 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,279,422 or 0.0% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Includes $412,050 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,222,662.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(n)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $42,466 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
XTI Aerospace Inc	2025-05-13

XTI Aerospace Inc	2025-02-11

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	14,527,498	3,401,594,940	3,378,542,110	3,003,233	5,225	-	37,585,553	0.1%
Fidelity Securities Lending Cash Central Fund	1,231,787,957	1,882,011,277	2,494,725,536	6,993,125	-	-	619,073,698	2.4%
Total	1,246,315,455	5,283,606,217	5,873,267,646	9,996,358	5,225	-	656,659,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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